John Hancock
Multifactor ETFs
Quarterly portfolio holdings 7/31/2022

Funds’ investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$13,825,913
(Cost $16,313,596)
Consumer discretionary – 91.6%		12,678,007
Auto components – 0.2%
Fox Factory Holding Corp. (A)	379	35,876
Automobiles – 10.9%
Ford Motor Company	14,893	218,778
General Motors Company (A)	5,981	216,871
Harley-Davidson, Inc.	1,503	56,828
Rivian Automotive, Inc., Class A (A)(B)	340	11,662
Tesla, Inc. (A)	1,078	960,983
Thor Industries, Inc.	475	40,057
Distributors – 2.2%
Genuine Parts Company	1,293	197,661
LKQ Corp.	2,093	114,780
Diversified consumer services – 0.4%
Bright Horizons Family Solutions, Inc. (A)	543	50,863
Hotels, restaurants and leisure – 20.7%
Airbnb, Inc., Class A (A)	535	59,374
Booking Holdings, Inc. (A)	72	139,370
Boyd Gaming Corp.	1,040	57,730
Caesars Entertainment, Inc. (A)	1,479	67,576
Carnival Corp. (A)	5,915	53,590
Chipotle Mexican Grill, Inc. (A)	100	156,422
Choice Hotels International, Inc.	256	30,943
Churchill Downs, Inc.	292	61,262
Darden Restaurants, Inc.	1,276	158,849
Domino’s Pizza, Inc.	236	92,538
DraftKings, Inc., Class A (A)	2,110	28,970
Expedia Group, Inc. (A)	790	83,780
Hilton Grand Vacations, Inc. (A)	582	23,728
Hilton Worldwide Holdings, Inc.	1,625	208,114
Hyatt Hotels Corp., Class A (A)	355	29,376
Las Vegas Sands Corp. (A)	1,492	56,233
Light & Wonder, Inc. (A)	482	24,553
Marriott International, Inc., Class A	1,073	170,414
Marriott Vacations Worldwide Corp.	305	41,761
McDonald’s Corp.	1,438	378,726
MGM Resorts International	2,944	96,357
Norwegian Cruise Line Holdings, Ltd. (A)	2,574	31,274
Penn National Gaming, Inc. (A)	1,292	44,639
Planet Fitness, Inc., Class A (A)	575	45,316
Red Rock Resorts, Inc., Class A	419	16,479
Royal Caribbean Cruises, Ltd. (A)	1,556	60,233
SeaWorld Entertainment, Inc. (A)	318	15,178
Starbucks Corp.	2,298	194,824
Texas Roadhouse, Inc.	598	52,158
Vail Resorts, Inc.	313	74,222
Wyndham Hotels & Resorts, Inc.	802	55,667
Wynn Resorts, Ltd. (A)	598	37,961
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	1,729	$211,872
Household durables – 2.3%
Garmin, Ltd.	1,230	120,073
Helen of Troy, Ltd. (A)	222	29,701
Tempur Sealy International, Inc.	1,987	54,603
Whirlpool Corp.	710	122,738
Internet and direct marketing retail – 8.4%
Amazon.com, Inc. (A)	6,067	818,742
Chewy, Inc., Class A (A)	404	15,679
DoorDash, Inc., Class A (A)	427	29,783
eBay, Inc.	3,911	190,192
Etsy, Inc. (A)	865	89,718
Wayfair, Inc., Class A (A)(B)	314	16,928
Leisure products – 2.7%
Brunswick Corp.	868	69,544
Hasbro, Inc.	1,063	83,679
Mattel, Inc. (A)	3,721	86,327
Peloton Interactive, Inc., Class A (A)	1,421	13,485
Polaris, Inc.	715	83,855
YETI Holdings, Inc. (A)	711	36,097
Multiline retail – 7.8%
Dollar General Corp.	1,305	324,201
Dollar Tree, Inc. (A)	2,011	332,539
Kohl’s Corp.	1,551	45,196
Macy’s, Inc.	3,593	63,416
Target Corp.	1,898	310,095
Specialty retail – 26.5%
Advance Auto Parts, Inc.	597	115,591
AutoNation, Inc. (A)	734	87,155
AutoZone, Inc. (A)	122	260,762
Bath & Body Works, Inc.	1,425	50,645
Best Buy Company, Inc.	2,915	224,426
Burlington Stores, Inc. (A)	439	61,956
CarMax, Inc. (A)	1,521	151,400
Carvana Company (A)(B)	211	6,151
Dick’s Sporting Goods, Inc. (B)	723	67,666
Five Below, Inc. (A)	554	70,397
Floor & Decor Holdings, Inc., Class A (A)	872	70,257
GameStop Corp., Class A (A)(B)	1,740	59,177
Lithia Motors, Inc.	252	66,851
Lowe’s Companies, Inc.	1,306	250,138
O’Reilly Automotive, Inc. (A)	208	146,347
Penske Automotive Group, Inc.	280	32,057
RH (A)	143	39,958
Ross Stores, Inc.	2,374	192,911
The Gap, Inc.	2,477	23,829
The Home Depot, Inc.	2,532	761,980
The TJX Companies, Inc.	5,328	325,860
Tractor Supply Company	1,197	229,202
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Beauty, Inc. (A)	604	$234,902
Williams-Sonoma, Inc.	932	134,599
Textiles, apparel and luxury goods – 9.5%
Capri Holdings, Ltd. (A)	1,239	60,315
Columbia Sportswear Company	312	23,091
Crocs, Inc. (A)	373	26,722
Deckers Outdoor Corp. (A)	279	87,386
Hanesbrands, Inc.	4,929	55,106
Levi Strauss & Company, Class A	1,041	19,696
Lululemon Athletica, Inc. (A)	961	298,400
NIKE, Inc., Class B	3,220	370,042
PVH Corp.	525	32,508
Ralph Lauren Corp.	426	42,016
Skechers USA, Inc., Class A (A)	1,119	42,477
Tapestry, Inc.	2,918	98,132
Under Armour, Inc., Class A (A)	1,464	13,557
Under Armour, Inc., Class C (A)	1,524	12,588
VF Corp.	2,939	131,315
Consumer staples – 4.8%		667,152
Food and staples retailing – 3.6%
Walmart, Inc.	3,802	502,054
Personal products – 1.2%
Coty, Inc., Class A (A)	2,445	17,897
The Estee Lauder Companies, Inc., Class A	539	147,201
Industrials – 3.5%		480,754
Building products – 1.4%
Allegion PLC	888	93,862
Fortune Brands Home & Security, Inc.	1,313	91,490
Commercial services and supplies – 0.5%
Rollins, Inc.	1,883	72,627
Road and rail – 1.2%
Avis Budget Group, Inc. (A)	242	44,051
Lyft, Inc., Class A (A)	1,712	23,728
Uber Technologies, Inc. (A)	4,233	99,264
Trading companies and distributors – 0.4%
SiteOne Landscape Supply, Inc. (A)	400	55,732

SHORT-TERM INVESTMENTS – 1.3%		$171,736
(Cost $171,741)
Short-term funds – 1.3%		171,736
John Hancock Collateral Trust, 1.9943% (C)(D)	11,632	116,278

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	55,458	55,458
Total investments (Multifactor Consumer Discretionary ETF) (Cost $16,485,337) 101.2%		$13,997,649
Other assets and liabilities, net (1.2%)		(161,339)
Total net assets 100.0%		$13,836,310

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $145,301. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $31,103 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$40,996,516
(Cost $38,194,136)
Consumer discretionary – 0.7%		279,242
Household durables – 0.7%
Newell Brands, Inc.	13,817	279,242
Consumer staples – 94.6%		38,855,510
Beverages – 21.6%
Brown-Forman Corp., Class A	1,004	72,690
Brown-Forman Corp., Class B	9,332	692,621
Constellation Brands, Inc., Class A	5,422	1,335,493
Keurig Dr. Pepper, Inc.	16,506	639,442
Molson Coors Beverage Company, Class B	7,504	448,364
Monster Beverage Corp. (A)	5,654	563,251
PepsiCo, Inc.	14,915	2,609,528
The Coca-Cola Company	39,233	2,517,584
Food and staples retailing – 18.3%
Albertsons Companies, Inc., Class A	5,449	146,306
BJ’s Wholesale Club Holdings, Inc. (A)	5,418	366,799
Casey’s General Stores, Inc.	1,465	296,882
Costco Wholesale Corp.	4,704	2,546,275
Performance Food Group Company (A)	4,768	237,017
Sysco Corp.	10,575	897,818
The Kroger Company	38,978	1,810,138
U.S. Foods Holding Corp. (A)	7,994	251,811
Walgreens Boots Alliance, Inc.	24,610	975,048
Food products – 33.9%
Archer-Daniels-Midland Company	11,692	967,747
Bunge, Ltd.	6,910	638,000
Campbell Soup Company	9,474	467,542
Conagra Brands, Inc.	16,435	562,241
Darling Ingredients, Inc. (A)	7,143	494,867
Flowers Foods, Inc.	9,494	269,725
General Mills, Inc.	28,180	2,107,582
Hormel Foods Corp.	10,032	494,979
Ingredion, Inc.	3,112	283,130
Kellogg Company	15,221	1,125,136
Lamb Weston Holdings, Inc.	5,265	419,410
McCormick & Company, Inc.	9,154	799,602
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Mondelez International, Inc., Class A	19,030	$1,218,681
Pilgrim’s Pride Corp. (A)	2,290	71,837
Post Holdings, Inc. (A)	2,711	235,694
The Hershey Company	5,973	1,361,605
The J.M. Smucker Company	4,163	550,848
The Kraft Heinz Company	14,841	546,594
Tyson Foods, Inc., Class A	14,604	1,285,298
Household products – 14.8%
Church & Dwight Company, Inc.	10,601	932,570
Colgate-Palmolive Company	17,250	1,358,265
Kimberly-Clark Corp.	7,072	932,019
Reynolds Consumer Products, Inc.	2,973	86,395
The Clorox Company	4,207	596,721
The Procter & Gamble Company	15,662	2,175,608
Tobacco – 6.0%
Altria Group, Inc.	19,605	859,875
Philip Morris International, Inc.	16,536	1,606,472
Materials – 4.5%		1,861,764
Chemicals – 4.5%
Corteva, Inc.	29,610	1,704,056
The Scotts Miracle-Gro Company	1,773	157,708

SHORT-TERM INVESTMENTS – 0.2%		$71,201
(Cost $71,201)
Short-term funds – 0.2%		71,201
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (B)	71,201	71,201
Total investments (Multifactor Consumer Staples ETF) (Cost $38,265,337) 100.0%		$41,067,717
Other assets and liabilities, net (0.0%)		(6,674)
Total net assets 100.0%		$41,061,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$447,441,085
(Cost $455,586,350)
Australia - 6.8%		30,804,633
Ampol, Ltd.	3,157	73,799
APA Group	71,873	584,282
Aristocrat Leisure, Ltd.	16,385	403,601
ASX, Ltd.	3,680	226,643
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Aurizon Holdings, Ltd.	222,528	$624,226
Australia & New Zealand Banking Group, Ltd.	61,378	980,797
Australia & New Zealand Banking Group, Ltd., Institutional Placement (A)	4,092	65,389
BHP Group, Ltd.	96,121	2,594,393
BlueScope Steel, Ltd.	50,257	581,800
Brambles, Ltd.	77,558	619,674
Cochlear, Ltd.	3,330	497,801
Coles Group, Ltd.	30,053	393,206
Commonwealth Bank of Australia	34,307	2,412,376
Computershare, Ltd.	33,384	581,918
CSL, Ltd.	9,880	1,998,234
Dexus	26,310	174,779
Domino’s Pizza Enterprises, Ltd.	2,556	129,202
EBOS Group, Ltd.	583	14,407
Endeavour Group, Ltd.	70,521	389,740
Evolution Mining, Ltd.	90,669	167,030
Fortescue Metals Group, Ltd.	64,824	829,595
Goodman Group	23,092	333,552
Insurance Australia Group, Ltd.	120,889	377,073
Lendlease Corp., Ltd.	39,955	286,334
Macquarie Group, Ltd.	5,708	721,449
Medibank Private, Ltd.	210,976	502,017
Mineral Resources, Ltd.	9,470	355,123
Mirvac Group	96,918	145,403
National Australia Bank, Ltd.	55,203	1,178,732
Newcrest Mining, Ltd.	14,986	201,825
Northern Star Resources, Ltd.	66,070	361,453
Origin Energy, Ltd.	107,069	443,794
OZ Minerals, Ltd.	19,404	255,773
Qantas Airways, Ltd. (A)	38,379	122,121
QBE Insurance Group, Ltd.	87,105	700,815
Ramsay Health Care, Ltd.	11,049	541,242
REA Group, Ltd.	1,439	125,577
Reece, Ltd.	7,632	81,109
Rio Tinto, Ltd.	16,605	1,133,553
Santos, Ltd.	83,814	426,944
Scentre Group	112,988	228,645
SEEK, Ltd.	9,413	150,679
Sonic Healthcare, Ltd.	39,548	945,736
South32, Ltd.	112,439	298,932
Stockland	71,115	191,053
Suncorp Group, Ltd.	74,884	584,723
Tabcorp Holdings, Ltd.	129,998	89,806
Telstra Corp., Ltd.	109,948	298,448
The GPT Group	41,933	133,137
The Lottery Corp., Ltd. (A)	129,998	411,835
TPG Telecom, Ltd.	9,241	40,883
Transurban Group	39,605	401,004
Treasury Wine Estates, Ltd.	39,796	340,178
Vicinity Centres	75,780	109,460
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Wesfarmers, Ltd.	21,446	$697,819
Westpac Banking Corp.	79,689	1,196,107
WiseTech Global, Ltd.	3,894	136,133
Woodside Energy Group, Ltd.	47,412	1,058,030
Woolworths Group, Ltd.	32,666	855,244
Austria - 0.2%		912,281
ANDRITZ AG	2,356	109,401
BAWAG Group AG (A)(B)	758	34,734
CA Immobilien Anlagen AG	1,172	38,062
Erste Group Bank AG	8,179	205,991
Mayr Melnhof Karton AG	449	71,329
OMV AG	4,218	178,143
Raiffeisen Bank International AG	4,776	57,318
Telekom Austria AG (A)	2,788	17,199
Verbund AG	1,138	124,739
voestalpine AG	3,375	75,365
Belgium - 0.9%		3,973,453
Ackermans & van Haaren NV	2,207	323,153
Ageas SA/NV	16,673	723,376
Anheuser-Busch InBev SA/NV	24,956	1,330,082
D’ieteren Group	466	75,788
Elia Group SA/NV	859	129,893
Etablissements Franz Colruyt NV	3,801	104,760
KBC Group NV	8,557	446,029
Proximus SADP	11,458	158,248
Solvay SA	2,998	261,366
UCB SA	1,228	95,538
Umicore SA	5,752	207,387
Warehouses De Pauw CVA	3,485	117,833
Chile - 0.1%		387,633
Antofagasta PLC	27,496	387,633
Denmark - 2.7%		12,204,421
A.P. Moller - Maersk A/S, Series A	85	225,950
A.P. Moller - Maersk A/S, Series B	99	268,317
Carlsberg A/S, Class B	6,726	865,868
Coloplast A/S, B Shares	5,272	613,274
Danske Bank A/S	44,519	619,450
Demant A/S (A)	3,076	116,606
DSV A/S	5,384	899,564
Genmab A/S (A)	4,563	1,621,642
Novo Nordisk A/S, B Shares	33,018	3,861,675
Novozymes A/S, B Shares	15,318	974,020
Orsted A/S (B)	5,376	622,575
Pandora A/S	7,280	535,991
Tryg A/S	11,346	257,551
Vestas Wind Systems A/S	27,812	721,938
Finland - 1.4%		6,488,564
Elisa OYJ	9,268	510,684
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Fortum OYJ	13,511	$150,370
Kesko OYJ, A Shares	8,718	196,898
Kesko OYJ, B Shares	18,926	465,465
Kone OYJ, Class B	10,863	492,902
Metso Outotec OYJ	47,399	387,996
Neste OYJ	11,595	592,088
Nokia OYJ	147,613	767,469
Nordea Bank ABP	74,741	732,679
Orion OYJ, Class A	1,012	48,137
Orion OYJ, Class B	6,434	305,781
Sampo OYJ, A Shares	7,023	301,765
Stora Enso OYJ, R Shares	57,437	881,998
UPM-Kymmene OYJ	12,714	400,453
Wartsila OYJ ABP	29,128	253,879
France - 11.3%		50,992,529
Air Liquide SA	13,247	1,811,599
Airbus SE	13,822	1,478,137
AXA SA	53,091	1,215,313
BNP Paribas SA	25,879	1,213,826
Capgemini SE	13,346	2,522,288
Cie de Saint-Gobain	61,870	2,859,360
Cie Generale des Etablissements Michelin SCA	107,580	2,979,835
Credit Agricole SA	103,295	945,711
Danone SA	37,138	2,037,664
Dassault Systemes SE	7,704	327,255
Electricite de France SA	69,596	841,628
Engie SA	162,698	2,000,693
EssilorLuxottica SA	6,057	941,534
Euroapi SA (A)	946	15,922
Hermes International	669	909,982
Kering SA	1,499	851,197
Legrand SA	20,073	1,634,938
L’Oreal SA	2,930	1,099,726
LVMH Moet Hennessy Louis Vuitton SE	6,170	4,246,586
Orange SA	287,705	2,932,703
Pernod Ricard SA	8,476	1,655,048
Safran SA	17,302	1,887,339
Sanofi	21,678	2,148,726
Sartorius Stedim Biotech	1,170	464,789
Schneider Electric SE	6,995	959,600
Societe Generale SA	60,691	1,351,228
Teleperformance	3,254	1,082,644
Thales SA	7,116	880,495
TotalEnergies SE	72,486	3,677,778
Veolia Environnement SA	65,196	1,620,046
Vinci SA	25,195	2,398,939
Germany - 7.6%		34,468,615
adidas AG	4,079	697,906
Allianz SE	10,141	1,833,536
BASF SE	25,821	1,143,046
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Bayer AG	44,875	$2,608,136
Bayerische Motoren Werke AG	20,865	1,690,936
Beiersdorf AG	4,381	449,612
Carl Zeiss Meditec AG, Bearer Shares	1,375	199,227
Continental AG	14,823	1,046,210
Daimler Truck Holding AG (A)	20,555	557,297
Delivery Hero SE (A)(B)	4,427	211,751
Deutsche Bank AG	149,375	1,298,597
Deutsche Boerse AG	12,221	2,124,624
Deutsche Post AG	24,264	962,416
Deutsche Telekom AG	129,630	2,446,071
Deutsche Wohnen SE	4,832	118,887
E.ON SE	140,622	1,257,488
Evonik Industries AG	18,279	387,301
Fresenius Medical Care AG & Company KGaA	20,019	738,111
Fresenius SE & Company KGaA	41,221	1,048,673
Hannover Rueck SE	4,312	608,068
Hapag-Lloyd AG (B)	729	249,014
HeidelbergCement AG	13,324	672,498
Henkel AG & Company KGaA	1,974	123,686
Infineon Technologies AG	16,477	446,060
Knorr-Bremse AG	4,137	244,914
Mercedes-Benz Group AG	43,865	2,559,275
Merck KGaA	2,243	424,710
MTU Aero Engines AG	804	154,204
Muenchener Rueckversicherungs-Gesellschaft AG	4,301	969,637
Puma SE	5,174	346,189
RWE AG	44,981	1,842,850
SAP SE	11,490	1,062,386
Siemens AG	9,691	1,072,530
Siemens Energy AG	23,211	383,052
Siemens Healthineers AG (B)	3,160	161,169
Symrise AG	7,997	926,310
Volkswagen AG	1,806	353,934
Vonovia SE	22,289	737,945
Zalando SE (A)(B)	11,129	310,359
Hong Kong - 2.8%		12,608,240
AIA Group, Ltd.	313,124	3,151,224
BOC Hong Kong Holdings, Ltd.	94,295	340,547
Budweiser Brewing Company APAC, Ltd. (B)	20,000	55,415
Chow Tai Fook Jewellery Group, Ltd. (A)	117,000	231,320
CK Asset Holdings, Ltd.	136,969	967,519
CK Hutchison Holdings, Ltd.	73,773	489,164
CK Infrastructure Holdings, Ltd.	42,929	269,062
CLP Holdings, Ltd.	191,071	1,618,648
Galaxy Entertainment Group, Ltd.	22,641	134,694
Hang Seng Bank, Ltd.	19,589	315,674
Henderson Land Development Company, Ltd.	93,398	324,815
Hong Kong & China Gas Company, Ltd.	114,065	120,315
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	30,725	$1,405,148
Link REIT	50,786	425,055
MTR Corp., Ltd.	40,913	216,294
Orient Overseas International, Ltd.	8,500	295,609
Power Assets Holdings, Ltd.	94,573	618,648
Sun Hung Kai Properties, Ltd.	41,162	491,591
Swire Properties, Ltd.	78,801	187,519
Techtronic Industries Company, Ltd.	45,577	505,418
Wharf Real Estate Investment Company, Ltd.	99,993	444,561
Ireland - 1.0%		4,409,616
CRH PLC	37,064	1,414,377
DCC PLC	5,940	386,719
Experian PLC	24,167	841,975
Flutter Entertainment PLC (A)	3,129	311,838
James Hardie Industries PLC, CHESS Depositary Interest	11,310	277,803
Kerry Group PLC, Class A	1,699	178,869
Kingspan Group PLC	10,262	659,419
Smurfit Kappa Group PLC	9,413	338,616
Israel - 0.4%		2,031,629
Azrieli Group, Ltd.	399	31,421
Bank Hapoalim BM	29,877	273,043
Bank Leumi Le-Israel BM	57,883	551,396
CyberArk Software, Ltd. (A)	224	29,149
Elbit Systems, Ltd.	545	123,894
ICL Group, Ltd.	19,324	171,613
Israel Discount Bank, Ltd., Class A	23,668	131,543
Mizrahi Tefahot Bank, Ltd.	6,479	235,818
Nice, Ltd. (A)	655	135,434
Teva Pharmaceutical Industries, Ltd. (A)	30,881	288,377
Wix.com, Ltd. (A)	488	28,953
ZIM Integrated Shipping Services, Ltd.	622	30,988
Italy - 2.2%		9,729,151
Amplifon SpA	7,737	254,106
Assicurazioni Generali SpA	25,802	383,717
Atlantia SpA	21,067	484,825
Davide Campari-Milano NV	23,281	256,850
DiaSorin SpA	1,600	221,223
Enel SpA	170,202	851,939
Eni SpA	105,424	1,259,418
Ferrari NV	3,240	681,216
FinecoBank Banca Fineco SpA	30,234	372,712
Infrastrutture Wireless Italiane SpA (B)	15,347	160,241
Intesa Sanpaolo SpA	376,209	663,093
Mediobanca Banca di Credito Finanziario SpA	63,961	545,221
Moncler SpA	13,535	671,693
Nexi SpA (A)(B)	8,027	72,468
Poste Italiane SpA (B)	23,037	191,911
PRADA SpA	30,200	174,277
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Prysmian SpA	11,022	$347,834
Recordati Industria Chimica e Farmaceutica SpA	6,936	305,735
Snam SpA	55,046	274,913
Telecom Italia SpA (A)	1,411,480	311,158
Terna - Rete Elettrica Nazionale	84,826	646,793
UniCredit SpA	51,056	498,727
UnipolSai Assicurazioni SpA (C)	44,009	99,081
Japan - 22.7%		102,809,323
Acom Company, Ltd.	17,900	44,465
Advantest Corp.	5,100	299,551
Aeon Company, Ltd.	17,600	352,790
AGC, Inc.	25,100	907,093
Aisin Corp.	19,500	574,130
Ajinomoto Company, Inc.	13,600	355,951
ANA Holdings, Inc. (A)	9,500	175,784
Asahi Group Holdings, Ltd.	8,500	293,827
Asahi Intecc Company, Ltd.	9,000	164,916
Asahi Kasei Corp.	59,000	470,367
Astellas Pharma, Inc.	20,300	317,069
Azbil Corp.	1,800	53,670
Bandai Namco Holdings, Inc.	4,501	348,899
BayCurrent Consulting, Inc.	600	185,410
Bridgestone Corp.	21,400	832,302
Brother Industries, Ltd.	13,500	250,303
Canon, Inc.	20,800	488,835
Capcom Company, Ltd.	7,500	207,071
Central Japan Railway Company	4,444	518,051
Chubu Electric Power Company, Inc.	30,400	322,993
Chugai Pharmaceutical Company, Ltd.	12,300	343,645
Concordia Financial Group, Ltd.	78,500	264,897
Cosmos Pharmaceutical Corp.	700	74,949
CyberAgent, Inc.	24,600	243,147
Dai Nippon Printing Company, Ltd.	19,724	432,408
Daifuku Company, Ltd.	4,600	290,490
Dai-ichi Life Holdings, Inc.	26,200	451,467
Daiichi Sankyo Company, Ltd.	19,700	519,290
Daikin Industries, Ltd.	5,647	982,363
Daito Trust Construction Company, Ltd.	3,886	366,066
Daiwa House Industry Company, Ltd.	26,700	657,861
Daiwa House REIT Investment Corp.	44	105,514
Daiwa Securities Group, Inc.	84,600	387,837
Denso Corp.	9,800	530,439
Dentsu Group, Inc.	12,200	422,641
Disco Corp.	1,698	410,366
East Japan Railway Company	8,700	451,762
Eisai Company, Ltd.	2,872	130,588
ENEOS Holdings, Inc.	312,500	1,196,455
FANUC Corp.	1,970	336,440
Fast Retailing Company, Ltd.	1,419	851,506
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Fuji Electric Company, Ltd.	11,393	$508,913
FUJIFILM Holdings Corp.	9,900	560,000
Fujitsu, Ltd.	3,500	484,867
GLP J-REIT	88	115,292
GMO Payment Gateway, Inc.	2,500	205,387
Hakuhodo DY Holdings, Inc.	11,900	121,270
Hamamatsu Photonics KK	3,700	166,382
Hankyu Hanshin Holdings, Inc.	20,200	581,137
Hikari Tsushin, Inc.	541	59,221
Hino Motors, Ltd.	27,900	143,414
Hirose Electric Company, Ltd.	1,005	143,099
Hitachi Construction Machinery Company, Ltd.	8,700	189,818
Hitachi Metals, Ltd. (A)	8,500	130,123
Hitachi, Ltd.	34,600	1,735,566
Honda Motor Company, Ltd.	44,754	1,134,505
Hoshizaki Corp.	4,200	124,759
Hoya Corp.	10,000	992,892
Hulic Company, Ltd.	42,400	337,233
Ibiden Company, Ltd.	5,400	157,374
Idemitsu Kosan Company, Ltd.	22,659	581,522
Iida Group Holdings Company, Ltd.	9,100	148,024
Inpex Corp.	49,000	552,877
Isuzu Motors, Ltd.	56,100	610,321
ITOCHU Corp.	55,200	1,596,732
Itochu Techno-Solutions Corp.	5,500	146,091
Japan Airlines Company, Ltd. (A)	14,200	245,857
Japan Exchange Group, Inc.	21,700	342,345
Japan Metropolitan Fund Investment Corp.	126	102,195
Japan Post Bank Company, Ltd.	8,000	63,629
Japan Post Holdings Company, Ltd.	33,400	238,986
Japan Post Insurance Company, Ltd.	10,600	170,203
Japan Real Estate Investment Corp.	37	178,010
Japan Tobacco, Inc.	46,100	823,522
JFE Holdings, Inc.	42,900	478,272
JSR Corp.	8,700	238,575
Kajima Corp.	36,700	416,290
Kakaku.com, Inc.	4,600	89,178
Kansai Paint Company, Ltd.	7,300	103,779
Kao Corp.	12,800	554,044
Kawasaki Kisen Kaisha, Ltd. (C)	1,400	102,342
KDDI Corp.	39,900	1,281,338
Keio Corp.	4,370	166,103
Keisei Electric Railway Company, Ltd.	8,200	222,716
Keyence Corp.	1,770	694,359
Kikkoman Corp.	1,500	88,328
Kintetsu Group Holdings Company, Ltd.	7,100	233,214
Kirin Holdings Company, Ltd.	8,000	130,819
Kobayashi Pharmaceutical Company, Ltd.	1,400	92,705
Kobe Bussan Company, Ltd.	6,900	195,410
Koei Tecmo Holdings Company, Ltd.	950	32,911
Koito Manufacturing Company, Ltd.	5,600	182,058
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Komatsu, Ltd.	22,300	$502,063
Konami Group Corp.	5,600	328,500
Kose Corp. (C)	800	70,632
Kubota Corp. (C)	21,500	352,864
Kyocera Corp.	8,200	452,058
Kyowa Kirin Company, Ltd.	4,600	107,729
Lasertec Corp.	2,100	303,805
Lawson, Inc.	4,300	151,698
Lixil Corp.	39,200	803,065
M3, Inc.	9,900	341,852
Makita Corp.	2,500	60,513
Marubeni Corp.	41,900	386,552
Mazda Motor Corp.	52,400	437,549
Medipal Holdings Corp.	4,100	61,508
MEIJI Holdings Company, Ltd.	5,900	306,809
Mercari, Inc. (A)(C)	2,200	37,613
MINEBEA MITSUMI, Inc.	35,000	622,484
MISUMI Group, Inc.	15,900	391,998
Mitsubishi Chemical Group Corp.	132,200	736,621
Mitsubishi Corp.	32,300	954,137
Mitsubishi Electric Corp.	33,800	355,071
Mitsubishi Estate Company, Ltd.	17,300	255,779
Mitsubishi HC Capital, Inc.	83,100	399,800
Mitsubishi Heavy Industries, Ltd.	26,400	972,049
Mitsubishi UFJ Financial Group, Inc.	286,870	1,599,947
Mitsui & Company, Ltd.	37,400	818,658
Mitsui Chemicals, Inc.	21,900	456,844
Mitsui Fudosan Company, Ltd.	17,700	392,870
Mitsui O.S.K. Lines, Ltd. (C)	13,500	367,172
Mizuho Financial Group, Inc.	51,500	610,178
MonotaRO Company, Ltd.	6,300	111,481
MS&AD Insurance Group Holdings, Inc.	11,800	381,149
Murata Manufacturing Company, Ltd.	10,700	620,224
NEC Corp.	15,003	549,493
Nexon Company, Ltd.	3,800	85,724
NGK Insulators, Ltd.	15,900	230,559
Nidec Corp.	8,600	591,865
Nihon M&A Center Holdings, Inc.	14,300	188,848
Nintendo Company, Ltd.	2,017	901,123
Nippon Building Fund, Inc.	32	169,039
Nippon Express Holdings, Inc.	10,300	608,829
Nippon Paint Holdings Company, Ltd.	10,500	79,349
Nippon Prologis REIT, Inc.	49	126,854
Nippon Sanso Holdings Corp.	15,300	255,859
Nippon Shinyaku Company, Ltd.	1,500	92,256
Nippon Steel Corp.	29,700	437,778
Nippon Telegraph & Telephone Corp.	67,566	1,924,607
Nippon Yusen KK (C)	9,000	700,337
Nissan Chemical Corp.	7,900	399,581
Nissan Motor Company, Ltd.	64,000	240,581
Nisshin Seifun Group, Inc.	8,700	106,496
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nissin Foods Holdings Company, Ltd.	2,316	$167,050
Nitori Holdings Company, Ltd.	2,201	231,546
Nitto Denko Corp.	13,994	893,145
Nomura Holdings, Inc.	73,400	278,772
Nomura Real Estate Master Fund, Inc.	108	134,707
Nomura Research Institute, Ltd.	9,800	292,204
NTT Data Corp.	16,200	242,667
Obayashi Corp.	55,000	401,646
Obic Company, Ltd.	700	110,827
Odakyu Electric Railway Company, Ltd.	13,700	194,762
Oji Holdings Corp.	76,100	315,446
Olympus Corp.	31,000	653,633
Omron Corp.	2,000	110,662
Ono Pharmaceutical Company, Ltd.	7,865	219,973
Oracle Corp. Japan	1,400	86,629
Oriental Land Company, Ltd.	2,100	316,611
ORIX Corp.	47,800	844,234
Osaka Gas Company, Ltd.	34,100	610,049
Otsuka Corp.	7,000	216,573
Otsuka Holdings Company, Ltd.	7,200	256,108
Pan Pacific International Holdings Corp.	9,400	145,378
Panasonic Holdings Corp.	96,504	789,939
Rakuten Group, Inc. (C)	9,300	45,578
Recruit Holdings Company, Ltd.	24,800	919,075
Renesas Electronics Corp. (A)	21,700	206,203
Resona Holdings, Inc.	143,200	552,121
Ricoh Company, Ltd.	37,800	301,495
Rohm Company, Ltd.	5,200	381,684
Ryohin Keikaku Company, Ltd.	14,700	145,955
Santen Pharmaceutical Company, Ltd.	12,900	103,953
SBI Holdings, Inc.	22,100	444,150
SCSK Corp.	8,200	143,078
Secom Company, Ltd.	2,261	150,395
Seiko Epson Corp.	39,000	579,820
Sekisui Chemical Company, Ltd.	35,800	499,298
Sekisui House, Ltd. (C)	32,900	579,966
Seven & i Holdings Company, Ltd.	20,400	828,669
SG Holdings Company, Ltd.	19,700	372,627
Sharp Corp. (C)	11,500	91,725
Shimadzu Corp.	16,600	585,627
Shimano, Inc.	1,286	214,285
Shimizu Corp.	49,400	278,325
Shin-Etsu Chemical Company, Ltd.	5,798	735,758
Shionogi & Company, Ltd.	3,071	156,342
Shiseido Company, Ltd.	4,077	166,253
SMC Corp.	645	315,671
SoftBank Corp.	45,100	519,165
SoftBank Group Corp.	27,736	1,163,190
Sompo Holdings, Inc.	11,500	509,390
Sony Group Corp.	22,900	2,003,857
Square Enix Holdings Company, Ltd.	3,600	165,926
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Stanley Electric Company, Ltd.	9,900	$172,074
Subaru Corp.	27,100	469,814
SUMCO Corp.	17,000	235,062
Sumitomo Chemical Company, Ltd.	145,300	567,502
Sumitomo Corp.	29,300	408,753
Sumitomo Electric Industries, Ltd.	47,000	518,178
Sumitomo Metal Mining Company, Ltd.	6,100	192,334
Sumitomo Mitsui Financial Group, Inc.	31,900	980,272
Sumitomo Mitsui Trust Holdings, Inc.	17,075	557,285
Sumitomo Pharma Company, Ltd.	9,500	73,853
Sumitomo Realty & Development Company, Ltd.	5,700	156,052
Suntory Beverage & Food, Ltd.	5,700	223,906
Suzuki Motor Corp.	11,000	355,802
Sysmex Corp.	3,748	260,972
T&D Holdings, Inc.	40,000	448,335
Taisei Corp.	16,161	512,702
Taisho Pharmaceutical Holdings Company, Ltd.	2,729	108,017
Taiyo Yuden Company, Ltd.	5,200	182,477
Takeda Pharmaceutical Company, Ltd.	47,647	1,399,285
TDK Corp.	15,800	491,792
Terumo Corp.	7,900	267,826
The Chiba Bank, Ltd.	59,500	327,217
The Kansai Electric Power Company, Inc.	65,200	658,586
The Shizuoka Bank, Ltd.	41,000	246,337
TIS, Inc.	6,400	179,813
Tobu Railway Company, Ltd.	17,400	410,101
Toho Company, Ltd.	4,200	165,612
Tokio Marine Holdings, Inc.	16,900	981,755
Tokyo Century Corp.	5,500	192,387
Tokyo Electron, Ltd.	3,057	1,052,395
Tokyo Gas Company, Ltd.	20,400	398,536
Tokyu Corp.	26,800	326,052
TOPPAN, Inc.	22,300	376,422
Toray Industries, Inc.	142,200	779,467
Toshiba Corp.	9,200	370,822
Tosoh Corp.	22,300	288,323
TOTO, Ltd.	7,500	252,806
Toyo Suisan Kaisha, Ltd.	1,500	63,412
Toyota Industries Corp.	4,300	258,997
Toyota Motor Corp.	239,440	3,828,532
Toyota Tsusho Corp.	8,800	297,284
Trend Micro, Inc.	8,400	484,579
Tsuruha Holdings, Inc.	1,600	90,744
Unicharm Corp.	10,400	375,692
USS Company, Ltd.	15,400	300,165
Welcia Holdings Company, Ltd.	4,700	104,480
West Japan Railway Company	10,081	367,487
Yakult Honsha Company, Ltd.	3,000	181,818
Yamaha Corp.	4,766	201,124
Yamaha Motor Company, Ltd.	38,600	738,786
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Yamato Holdings Company, Ltd.	28,700	$498,412
Yaskawa Electric Corp.	9,900	342,593
Z Holdings Corp.	45,100	158,297
ZOZO, Inc.	9,700	207,790
Luxembourg - 0.5%		2,082,181
ArcelorMittal SA	50,899	1,241,168
Eurofins Scientific SE	6,431	498,491
Tenaris SA	24,691	342,522
Macau - 0.0%		129,388
Sands China, Ltd. (A)	55,200	129,388
Malaysia - 0.0%		68,157
Lynas Rare Earths, Ltd. (A)	11,214	68,157
Mexico - 0.0%		91,349
Fresnillo PLC	10,180	91,349
Netherlands - 4.4%		19,836,357
Adyen NV (A)(B)	349	620,972
Akzo Nobel NV	17,063	1,144,459
Argenx SE (A)	497	181,017
ASM International NV	1,459	443,474
ASML Holding NV	9,076	5,139,861
Heineken Holding NV	9,721	763,225
Heineken NV	5,340	523,258
ING Groep NV	94,368	913,246
JDE Peet’s NV	2,951	85,275
Koninklijke Ahold Delhaize NV	79,887	2,189,965
Koninklijke DSM NV	4,915	781,305
Koninklijke Philips NV	25,994	534,204
Prosus NV (A)	8,004	519,139
Stellantis NV	135,345	1,921,298
Universal Music Group NV	21,554	484,714
Wolters Kluwer NV	33,224	3,590,945
New Zealand - 0.2%		709,105
Auckland International Airport, Ltd. (A)	20,810	97,345
Contact Energy, Ltd.	6,256	30,010
Fisher & Paykel Healthcare Corp., Ltd.	9,714	129,133
Fletcher Building, Ltd.	14,910	48,242
Infratil, Ltd.	5,296	27,829
Mainfreight, Ltd.	1,192	57,553
Meridian Energy, Ltd.	28,482	88,762
Spark New Zealand, Ltd.	47,117	150,678
Xero, Ltd. (A)	1,226	79,553
Norway - 0.8%		3,407,384
Adevinta ASA (A)	2,057	15,469
Aker ASA, A Shares	240	18,545
Aker BP ASA (C)	2,250	77,711
Aker BP ASA, SDR (A)(C)	3,327	114,464
DNB Bank ASA	23,597	462,787
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Equinor ASA	39,120	$1,493,176
Gjensidige Forsikring ASA	3,096	64,498
Kongsberg Gruppen ASA	2,316	85,046
Mowi ASA	5,124	117,771
Norsk Hydro ASA	32,532	218,933
Orkla ASA	10,647	91,696
Salmar ASA	643	45,860
Schibsted ASA, A Shares	893	16,710
Schibsted ASA, B Shares	1,453	26,032
Telenor ASA	17,221	208,416
TOMRA Systems ASA	4,722	109,728
Yara International ASA	5,658	240,542
Portugal - 0.2%		805,802
EDP - Energias de Portugal SA	73,892	372,124
Galp Energia SGPS SA	24,204	253,706
Jeronimo Martins SGPS SA	7,803	179,972
Singapore - 1.6%		7,217,493
Ascendas Real Estate Investment Trust	62,992	135,285
CapitaLand Integrated Commercial Trust	104,659	164,984
Capitaland Investment, Ltd.	26,400	74,834
DBS Group Holdings, Ltd.	43,412	987,906
Genting Singapore, Ltd.	477,100	277,725
Great Eastern Holdings, Ltd.	7,000	98,402
Jardine Cycle & Carriage, Ltd.	10,100	204,498
Keppel Corp., Ltd.	112,700	560,688
Mapletree Logistics Trust	35,800	45,562
Oversea-Chinese Banking Corp., Ltd.	139,268	1,175,253
Sea, Ltd., ADR (A)	3,759	286,887
Singapore Airlines, Ltd. (A)(C)	159,200	627,406
Singapore Exchange, Ltd.	61,500	440,270
Singapore Technologies Engineering, Ltd.	79,200	230,229
Singapore Telecommunications, Ltd.	212,700	401,437
United Overseas Bank, Ltd.	63,724	1,269,503
Wilmar International, Ltd.	81,400	236,624
Spain - 2.8%		12,577,002
Aena SME SA (A)(B)	3,261	408,985
Amadeus IT Group SA (A)	5,548	320,640
Banco Bilbao Vizcaya Argentaria SA	182,968	824,050
Banco Santander SA	439,734	1,094,034
CaixaBank SA	280,795	838,609
Cellnex Telecom SA (A)(B)	5,936	263,835
EDP Renovaveis SA	1,947	50,227
Endesa SA	15,518	283,389
Ferrovial SA	25,007	664,998
Grifols SA (A)	16,930	245,475
Iberdrola SA	244,441	2,599,617
Iberdrola SA, Interim Shares (A)	6,790	72,211
Industria de Diseno Textil SA	33,987	820,973
Naturgy Energy Group SA (C)	32,790	956,890
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Repsol SA	163,502	$2,021,416
Siemens Gamesa Renewable Energy SA (A)	6,249	114,246
Telefonica SA	224,509	997,407
Sweden - 3.1%		14,040,230
Alfa Laval AB	3,827	113,363
Assa Abloy AB, B Shares	11,100	260,103
Atlas Copco AB, A Shares	72,463	838,838
Atlas Copco AB, B Shares	40,460	415,825
Beijer Ref AB	7,244	114,183
Boliden AB	17,315	572,261
Castellum AB	15,116	240,637
Electrolux AB, B Shares	36,902	528,022
Epiroc AB, A Shares	17,267	302,655
Epiroc AB, B Shares	10,718	168,889
EQT AB	2,741	73,558
Essity AB, A Shares	424	10,771
Essity AB, B Shares	12,267	310,431
Evolution AB (B)	2,007	192,606
Fabege AB	12,881	131,209
Fastighets AB Balder, B Shares (A)	15,666	99,250
Getinge AB, B Shares	9,008	201,716
Hennes & Mauritz AB, B Shares (C)	21,623	274,276
Hexagon AB, B Shares	23,272	271,522
Holmen AB, B Shares	5,489	223,918
Husqvarna AB, A Shares	57	462
Husqvarna AB, B Shares	54,993	435,407
Indutrade AB	16,588	386,424
Lifco AB, B Shares	8,895	171,441
Nibe Industrier AB, B Shares	16,097	160,731
Orron Energy AB	3,498	4,289
Sagax AB, B Shares	5,516	140,995
Samhallsbyggnadsbolaget i Norden AB (C)	53,663	98,771
Samhallsbyggnadsbolaget i Norden AB, Class D (C)	5,087	9,710
Sandvik AB	31,661	578,088
Securitas AB, B Shares (C)	20,004	201,018
Sinch AB (A)(B)	8,533	21,284
Skandinaviska Enskilda Banken AB, A Shares	33,542	360,748
Skandinaviska Enskilda Banken AB, C Shares	313	3,856
Skanska AB, B Shares	34,927	590,616
SKF AB, B Shares	38,767	647,185
Svenska Cellulosa AB SCA, B Shares	16,388	237,659
Svenska Handelsbanken AB, A Shares	39,321	351,435
Svenska Handelsbanken AB, B Shares (C)	1,561	16,138
Sweco AB, B Shares	7,803	86,486
Swedbank AB, A Shares	25,829	355,191
Swedish Match AB	19,695	205,157
Swedish Orphan Biovitrum AB (A)	12,707	277,568
Tele2 AB, B Shares	54,875	624,096
Telefonaktiebolaget LM Ericsson, B Shares	51,088	385,196
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Telia Company AB	78,965	$290,218
Trelleborg AB, B Shares	17,010	414,274
Vitrolife AB	797	25,798
Volvo AB, A Shares	14,008	259,271
Volvo AB, B Shares	76,182	1,356,685
Switzerland - 10.3%		46,650,026
ABB, Ltd.	63,093	1,905,907
Alcon, Inc.	30,987	2,421,957
Chocoladefabriken Lindt & Spruengli AG	5	575,388
Cie Financiere Richemont SA, A Shares	13,456	1,609,945
Coca-Cola HBC AG (A)	19,659	481,332
Geberit AG	1,616	846,517
Givaudan SA	461	1,604,594
Glencore PLC (A)	393,040	2,208,985
Holcim, Ltd. (A)	36,745	1,714,175
Kuehne + Nagel International AG	3,008	806,008
Lonza Group AG	1,480	895,397
Nestle SA	60,303	7,372,594
Novartis AG	49,183	4,219,596
Partners Group Holding AG	1,538	1,668,158
Roche Holding AG	13,797	4,569,061
Roche Holding AG, Bearer Shares	933	379,313
Schindler Holding AG	1,039	195,931
Schindler Holding AG, Participation Certificates	2,209	429,090
Sika AG	9,337	2,293,075
Sonova Holding AG	1,748	625,859
STMicroelectronics NV	58,281	2,194,610
Straumann Holding AG	4,790	642,757
Swiss Re AG	24,665	1,846,508
Swisscom AG	3,463	1,868,217
UBS Group AG	100,017	1,626,169
Zurich Insurance Group AG	3,785	1,648,883
United Arab Emirates - 0.0%		3
NMC Health PLC (A)	5,181	3
United Kingdom - 15.0%		67,975,393
3i Group PLC	100,846	1,557,924
Admiral Group PLC	20,623	481,344
Anglo American PLC	45,484	1,632,810
Ashtead Group PLC	21,000	1,173,226
Associated British Foods PLC	10,766	219,051
AstraZeneca PLC	15,459	2,039,980
Auto Trader Group PLC (B)	60,317	462,125
AVEVA Group PLC	6,133	175,909
Aviva PLC	134,232	646,854
B&M European Value Retail SA	52,740	272,313
BAE Systems PLC	88,944	833,417
Barclays PLC	467,003	893,248
Barratt Developments PLC	77,580	472,980
BP PLC	441,678	2,149,912
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
British American Tobacco PLC	43,455	$1,703,013
BT Group PLC	651,886	1,283,527
Bunzl PLC	24,564	917,981
Burberry Group PLC	34,825	761,119
CNH Industrial NV	27,771	353,251
Coca-Cola Europacific Partners PLC	14,005	756,136
Compass Group PLC	27,534	641,475
Croda International PLC	7,601	692,060
Diageo PLC	53,349	2,520,211
Entain PLC (A)	34,687	507,583
Ferguson PLC	6,065	759,453
GSK PLC	79,629	1,674,054
Haleon PLC (A)	99,537	353,447
Halma PLC	20,133	563,252
Hargreaves Lansdown PLC	23,456	242,107
Howden Joinery Group PLC	18,623	153,288
HSBC Holdings PLC	482,618	3,016,950
Imperial Brands PLC	58,549	1,281,757
Informa PLC (A)	97,237	703,103
InterContinental Hotels Group PLC	6,683	394,184
Intermediate Capital Group PLC	12,016	222,478
Intertek Group PLC	11,153	593,915
J Sainsbury PLC	164,324	441,925
JD Sports Fashion PLC	164,497	259,329
Kingfisher PLC	139,496	438,981
Land Securities Group PLC	23,641	210,357
Legal & General Group PLC	292,157	927,923
Lloyds Banking Group PLC	1,709,260	941,096
London Stock Exchange Group PLC	4,283	416,854
M&G PLC	146,019	379,014
Meggitt PLC (A)	23,001	221,120
Melrose Industries PLC	265,436	518,591
Mondi PLC	50,729	956,539
National Grid PLC	94,621	1,302,858
NatWest Group PLC	106,282	321,526
Next PLC	13,043	1,080,250
Ocado Group PLC (A)	7,317	74,741
Persimmon PLC	20,880	478,703
Phoenix Group Holdings PLC	31,283	245,084
Prudential PLC	29,266	358,275
Reckitt Benckiser Group PLC	13,201	1,067,633
RELX PLC	51,254	1,513,121
Rentokil Initial PLC	122,464	806,531
Rightmove PLC	50,432	392,527
Rio Tinto PLC	34,779	2,084,175
Rolls-Royce Holdings PLC (A)	321,027	348,740
Schroders PLC	8,175	295,460
Schroders PLC, Non-Voting Shares	2,813	86,092
Segro PLC	31,425	418,740
Severn Trent PLC	15,175	544,761
Shell PLC	168,357	4,464,198
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Smith & Nephew PLC	18,395	$234,482
Smiths Group PLC	26,158	491,004
Spirax-Sarco Engineering PLC	4,844	703,528
SSE PLC (C)	49,325	1,061,217
St. James’s Place PLC	34,741	518,942
Standard Chartered PLC	200,482	1,376,460
Taylor Wimpey PLC	243,728	376,969
Tesco PLC	353,725	1,130,357
The Sage Group PLC	62,270	533,769
Unilever PLC	60,612	2,952,932
United Utilities Group PLC	64,036	849,387
Vodafone Group PLC	1,124,696	1,653,321
Whitbread PLC	15,544	491,425
WPP PLC	83,777	901,019
United States - 0.0%		31,127

Carnival PLC (A)	3,904	31,127

PREFERRED SECURITIES - 0.6%		$2,978,692
(Cost $3,355,170)
Germany - 0.6%		2,978,692
Bayerische Motoren Werke AG	6,265	472,081
Henkel AG & Company KGaA	3,281	208,356
Porsche Automobil Holding SE	11,357	815,243
Sartorius AG	914	405,868
Volkswagen AG	7,694	1,077,144

SHORT-TERM INVESTMENTS - 0.0%		$13,034
(Cost $13,034)
Short-term funds - 0.0%		13,034
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (D)	13,034	13,034
Total investments (Multifactor Developed International ETF) (Cost $458,954,554) - 99.6%		$450,432,811
Other assets and liabilities, net - 0.4%		1,652,485
Total net assets - 100.0%		$452,085,296

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $5,058,181. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $5,272,321 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Industrials	18.0%
Financials	16.2%
Consumer discretionary	12.0%
Health care	10.2%
Materials	9.5%
Consumer staples	9.4%
Information technology	6.4%
Communication services	5.7%
Utilities	5.4%
Energy	4.5%
Real estate	2.3%
Short-term investments and other	0.4%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 97.3%		$636,555,813
(Cost $646,329,643)
Brazil - 4.2%		27,653,225
Ambev SA	342,800	984,601
Americanas SA	42,171	113,580
Atacadao SA	34,300	122,932
B3 SA - Brasil Bolsa Balcao	457,200	975,433
Banco Bradesco SA	175,605	488,838
Banco BTG Pactual SA	77,948	337,851
Banco do Brasil SA	111,600	772,261
BB Seguridade Participacoes SA	117,600	655,866
Caixa Seguridade Participacoes S/A	28,400	40,704
CCR SA	192,800	481,810
Centrais Eletricas Brasileiras SA	95,937	845,485
Cia de Saneamento Basico do Estado de Sao Paulo	66,900	574,912
Cia Energetica de Minas Gerais	30,790	100,757
Cia Siderurgica Nacional SA	89,000	251,862
Cosan SA	68,400	245,674
CPFL Energia SA	43,500	274,822
Energisa SA	26,300	222,824
Engie Brasil Energia SA	46,325	394,980
Equatorial Energia SA	163,259	779,226
Hapvida Participacoes e Investimentos SA (A)	273,663	324,307
Hypera SA	50,200	411,312
Inter & Company, Inc., BDR	14,522	43,666
JBS SA	211,600	1,300,200
Klabin SA	89,700	343,921
Localiza Rent a Car SA	71,985	797,810
Lojas Renner SA	114,184	555,538
Magazine Luiza SA (B)	176,228	87,469
Natura & Company Holding SA	93,800	281,145
Neoenergia SA	42,600	121,374
Pagseguro Digital, Ltd., Class A (B)	17,294	187,640
Petro Rio SA (B)	25,600	119,282
Petroleo Brasileiro SA	606,900	4,315,277
Raia Drogasil SA	186,600	753,142
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Rede D’Or Sao Luiz SA (A)	29,036	$180,929
Rumo SA	156,890	529,401
Sendas Distribuidora SA	48,700	148,497
StoneCo, Ltd., Class A (B)	15,498	148,471
Suzano SA	87,565	813,481
Telefonica Brasil SA	67,000	574,869
TIM SA	168,100	407,149
TOTVS SA	25,700	130,378
Vale SA	394,300	5,290,912
Vibra Energia SA	178,200	570,797
WEG SA	102,300	551,840
Chile - 0.4%		2,514,668
Banco de Chile	4,081,920	387,116
Banco de Credito e Inversiones SA	7,132	215,079
Banco Santander Chile	6,320,798	250,224
Cencosud SA	286,106	390,657
Cia Sud Americana de Vapores SA	1,026,567	111,020
Empresas CMPC SA	189,131	321,180
Empresas COPEC SA	41,866	342,711
Enel Americas SA	2,595,420	262,550
Enel Chile SA	3,393,058	97,100
Falabella SA	61,463	137,031
China - 24.1%		157,575,292
360 Security Technology, Inc., Class A	27,200	29,836
Agricultural Bank of China, Ltd., H Shares	4,194,000	1,383,770
Aier Eye Hospital Group Company, Ltd., A Shares	60,562	273,182
Airtac International Group (B)	16,743	456,866
Alibaba Group Holding, Ltd., ADR (B)	96,548	8,628,495
Aluminum Corp. of China, Ltd., H Shares	668,000	242,525
Anhui Conch Cement Company, Ltd., H Shares	313,000	1,238,060
Anhui Gujing Distillery Company, Ltd., A Shares	2,800	88,665
ANTA Sports Products, Ltd.	178,400	1,962,425
Asymchem Laboratories Tianjin Company, Ltd., Class A	1,120	27,413
Avary Holding Shenzhen Company, Ltd., A Shares	21,000	95,693
Baidu, Inc., ADR (B)	39,198	5,353,271
Bank of Beijing Company, Ltd., Class A	128,600	79,597
Bank of China, Ltd., H Shares	8,926,000	3,172,466
Bank of Communications Company, Ltd., H Shares	4,006,000	2,383,218
Bank of Hangzhou Company, Ltd., A Shares	35,700	75,775
Bank of Jiangsu Company, Ltd., Class A	96,100	102,701
Bank of Nanjing Company, Ltd., Class A	64,900	99,606
Bank of Ningbo Company, Ltd., A Shares	79,715	369,160
Bank of Shanghai Company, Ltd., A Shares	132,200	116,949
Baoshan Iron & Steel Company, Ltd., A Shares	253,500	213,345
Beijing Kingsoft Office Software, Inc., Class A	710	18,453
Bilibili, Inc., Class Z (B)	22,120	532,014
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
BOE Technology Group Company, Ltd., A Shares	525,100	$303,188
BYD Company, Ltd., H Shares	63,000	2,292,106
Changchun High & New Technology Industry Group, Inc., A Shares	3,300	94,941
Chaozhou Three-Circle Group Company, Ltd., Class A	4,200	16,745
China CITIC Bank Corp., Ltd., H Shares	1,828,000	763,811
China Coal Energy Company, Ltd., H Shares	221,000	171,735
China Construction Bank Corp., H Shares	10,436,000	6,660,513
China Eastern Airlines Corp., Ltd., H Shares (B)(C)	106,000	38,620
China Energy Engineering Corp., Ltd., H Shares (C)	364,000	48,225
China Everbright Bank Company, Ltd., H Shares	591,000	179,184
China Feihe, Ltd. (A)	416,000	365,661
China Galaxy Securities Company, Ltd., H Shares	233,000	115,166
China Hongqiao Group, Ltd.	351,000	364,866
China International Capital Corp., Ltd., H Shares (A)	272,800	501,124
China Jushi Company, Ltd., Class A	28,600	63,464
China Life Insurance Company, Ltd., H Shares	992,000	1,476,014
China Longyuan Power Group Corp., H Shares	581,000	929,612
China Merchants Bank Company, Ltd., H Shares	438,500	2,368,489
China Merchants Securities Company, Ltd., H Shares (A)	132,340	122,564
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares (B)	34,300	69,749
China Minsheng Banking Corp., Ltd., H Shares (C)	1,124,500	366,721
China National Building Material Company, Ltd., H Shares	552,000	554,117
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	24,100	112,251
China Pacific Insurance Group Company, Ltd., H Shares	537,200	1,146,954
China Petroleum & Chemical Corp., H Shares	4,426,000	2,086,167
China Resources Microelectronics, Ltd., Class A	2,249	16,891
China Resources Mixc Lifestyle Services, Ltd. (A)	21,800	92,478
China Shenhua Energy Company, Ltd., H Shares	441,000	1,244,366
China Southern Airlines Company, Ltd., H Shares (B)	142,000	76,880
China Tourism Group Duty Free Corp., Ltd., A Shares	14,800	461,100
China Tower Corp., Ltd., H Shares (A)	5,220,000	671,626
China Vanke Company, Ltd., H Shares	371,172	706,418
Chongqing Brewery Company, Ltd., Class A	1,300	23,715
Chongqing Zhifei Biological Products Company, Ltd., A Shares	14,200	209,758
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
CITIC Securities Company, Ltd., H Shares	378,750	$777,774
CITIC, Ltd.	431,000	465,047
CMOC Group, Ltd., H Shares	714,000	350,183
Contemporary Amperex Technology Company, Ltd., A Shares (B)	12,500	943,641
COSCO SHIPPING Holdings Company, Ltd., H Shares	694,199	1,038,217
Country Garden Holdings Company, Ltd. (C)	2,037,284	786,376
Country Garden Services Holdings Company, Ltd.	221,000	492,118
CSC Financial Company, Ltd., H Shares (A)	147,000	137,451
CSPC Pharmaceutical Group, Ltd.	1,841,840	2,015,491
East Money Information Company, Ltd., A Shares	73,872	243,967
Ecovacs Robotics Company, Ltd., Class A	2,900	39,821
ENN Energy Holdings, Ltd.	177,700	2,895,302
Eve Energy Company, Ltd., A Shares	14,700	205,864
Flat Glass Group Company, Ltd., H Shares (B)(C)	35,000	127,072
Focus Media Information Technology Company, Ltd., A Shares	123,400	108,249
Foshan Haitian Flavouring & Food Company, Ltd., Class A	7,370	90,435
Fuyao Glass Industry Group Company, Ltd. , H Shares (A)	142,000	690,111
Ganfeng Lithium Company, Ltd., H Shares (A)	28,800	260,304
GF Securities Company, Ltd., H Shares	223,400	295,404
Gigadevice Semiconductor Beijing, Inc., Class A	2,200	38,621
GoerTek, Inc., A Shares	46,400	219,011
Gotion High-tech Company, Ltd., Class A	3,700	21,457
Great Wall Motor Company, Ltd., H Shares	410,000	646,607
Guangdong Haid Group Company, Ltd., A Shares	13,600	132,564
Guangzhou Automobile Group Company, Ltd., H Shares	314,000	294,004
Guangzhou Tinci Materials Technology Company, Ltd., Class A	11,600	90,187
Guotai Junan Securities Company, Ltd., H Shares (A)	164,800	195,873
H World Group, Ltd., ADR	11,587	444,361
Haier Smart Home Company, Ltd., H Shares	405,200	1,295,624
Haitong Securities Company, Ltd., H Shares	460,000	307,647
Hangzhou First Applied Material Company, Ltd., Class A	6,020	62,307
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,500	15,437
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,800	57,526
Hansoh Pharmaceutical Group Company, Ltd. (A)	126,000	245,583
Henan Shuanghui Investment & Development Company, Ltd., A Shares	18,300	72,877
Hengli Petrochemical Company, Ltd., A Shares	93,300	279,462
Huadong Medicine Company, Ltd., Class A	5,300	35,377
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Huaneng Power International, Inc., H Shares (B)	234,000	$111,785
Huatai Securities Company, Ltd., H Shares (A)	246,200	324,298
Huaxia Bank Company, Ltd., Class A	99,409	75,547
Huayu Automotive Systems Company, Ltd., Class A	11,700	38,084
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,200	34,733
Hundsun Technologies, Inc., Class A (B)	2,900	18,277
Iflytek Company, Ltd., A Shares	16,200	101,088
Imeik Technology Development Company, Ltd., Class A	300	26,094
Industrial & Commercial Bank of China, Ltd., H Shares	7,288,000	3,852,941
Industrial Bank Company, Ltd., A Shares	173,500	457,623
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	271,000	90,907
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	50,500	268,571
JA Solar Technology Company, Ltd., Class A	9,240	106,537
JD.com, Inc., ADR	78,576	4,675,272
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	24,002
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	47,218
Jiangsu Hengrui Medicine Company, Ltd., A Shares	36,651	191,981
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	4,100	26,637
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	11,690	286,645
KE Holdings, Inc., ADR (B)	15,306	215,968
Kweichow Moutai Company, Ltd., A Shares	6,000	1,690,708
LB Group Company, Ltd., Class A	9,200	27,775
Lenovo Group, Ltd.	1,660,000	1,605,040
Lens Technology Company, Ltd., A Shares	67,900	109,753
Li Auto, Inc., ADR (B)	22,623	742,939
Li Ning Company, Ltd.	277,500	2,248,309
Longfor Group Holdings, Ltd. (A)	339,000	1,131,454
LONGi Green Energy Technology Company, Ltd., A Shares	61,896	565,013
Luxshare Precision Industry Company, Ltd., A Shares	62,900	316,965
Luzhou Laojiao Company, Ltd., A Shares	13,500	445,244
Mango Excellent Media Company, Ltd., A Shares	13,515	62,909
Meituan, Class B (A)(B)	196,700	4,417,663
Metallurgical Corp. of China, Ltd., H Shares	393,000	82,106
Montage Technology Company, Ltd., Class A (B)	1,968	16,738
Muyuan Foods Company, Ltd., A Shares	40,260	356,156
NARI Technology Company, Ltd., A Shares	46,560	201,660
NAURA Technology Group Company, Ltd., Class A	2,300	86,569
NetEase, Inc., ADR	28,926	2,689,539
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
New China Life Insurance Company, Ltd., H Shares	154,600	$368,681
New Hope Liuhe Company, Ltd., A Shares (B)	12,800	30,208
Ninestar Corp., Class A	3,100	23,076
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	1,067	21,935
Ningbo Tuopu Group Company, Ltd., Class A	1,900	25,923
Ningxia Baofeng Energy Group Company, Ltd., Class A	18,300	36,561
NIO, Inc., ADR (B)	136,099	2,685,233
Nongfu Spring Company, Ltd., H Shares (A)(C)	86,000	514,911
Oppein Home Group, Inc., Class A	2,400	42,897
Orient Securities Company, Ltd., H Shares (A)	78,400	37,553
PetroChina Company, Ltd., H Shares	1,612,000	749,538
Pharmaron Beijing Company, Ltd., H Shares (A)	20,250	164,969
PICC Property & Casualty Company, Ltd., H Shares	1,410,000	1,447,738
Pinduoduo, Inc., ADR (B)	29,971	1,468,879
Ping An Bank Company, Ltd., A Shares	232,400	437,397
Ping An Insurance Group Company of China, Ltd., H Shares	996,500	5,864,826
Poly Developments and Holdings Group Company, Ltd., A Shares	136,000	336,508
Postal Savings Bank of China Company, Ltd., H Shares (A)	1,253,000	828,427
Rongsheng Petrochemical Company, Ltd., A Shares	93,750	198,849
SAIC Motor Corp., Ltd., Class A	27,000	64,883
Sangfor Technologies, Inc., A Shares	1,500	21,445
Sany Heavy Industry Company, Ltd., A Shares	75,900	191,969
Satellite Chemical Company, Ltd., Class A	16,230	54,612
SDIC Power Holdings Company, Ltd., Class A	25,000	38,332
Seazen Holdings Company, Ltd., A Shares (B)	21,800	67,725
SF Holding Company, Ltd., A Shares	26,500	196,040
SG Micro Corp., Class A	1,350	32,177
Shaanxi Coal Industry Company, Ltd., A Shares	93,600	265,495
Shandong Gold Mining Company, Ltd., H Shares (A)	87,220	151,776
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	13,100	55,494
Shanghai Baosight Software Company, Ltd., Class A	7,800	46,530
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	65,500	236,971
Shanghai International Airport Company, Ltd., A Shares (B)	14,500	111,012
Shanghai Pudong Development Bank Company, Ltd., Class A	210,600	226,942
Shanghai Putailai New Energy Technology Company, Ltd., Class A	6,400	67,294
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	10,945	445,406
Shenwan Hongyuan Group Company, Ltd., H Shares (A)	198,400	37,153
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shenzhen Inovance Technology Company, Ltd., A Shares	19,150	$187,941
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	4,800	23,796
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	10,300	442,595
Shenzhen Transsion Holdings Company, Ltd., Class A	2,141	22,518
Shenzhou International Group Holdings, Ltd.	158,300	1,664,692
Silergy Corp.	20,000	371,397
Smoore International Holdings, Ltd. (A)(C)	243,000	563,396
Sungrow Power Supply Company, Ltd., A Shares	11,400	209,583
Sunny Optical Technology Group Company, Ltd.	120,500	1,628,690
TBEA Company, Ltd., Class A	23,800	88,245
TCL Technology Group Corp., A Shares	138,400	91,209
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	14,200	107,219
Tencent Holdings, Ltd.	473,500	18,505,943
Tencent Music Entertainment Group, ADR (B)	38,028	160,098
The People’s Insurance Company Group of China, Ltd., H Shares	1,101,000	329,603
Tingyi Cayman Islands Holding Corp.	254,000	418,054
Tongwei Company, Ltd., A Shares	41,700	333,058
Trip.com Group, Ltd., ADR (B)	65,737	1,694,700
Tsingtao Brewery Company, Ltd., H Shares	30,000	292,934
Unigroup Guoxin Microelectronics Company, Ltd., Class A (B)	3,300	103,337
Walvax Biotechnology Company, Ltd., Class A	7,400	47,703
Wanhua Chemical Group Company, Ltd., A Shares	38,700	480,792
Want Want China Holdings, Ltd.	377,000	306,406
Weichai Power Company, Ltd., H Shares	429,000	614,270
Wens Foodstuffs Group Company, Ltd., Class A (B)	20,100	71,722
Will Semiconductor Company, Ltd., A Shares	9,315	145,438
Wingtech Technology Company, Ltd., A Shares (B)	7,800	79,422
Wuliangye Yibin Company, Ltd., A Shares	24,700	654,052
WuXi AppTec Company, Ltd., H Shares (A)	44,380	537,090
WuXi Biologics Cayman, Inc. (A)(B)	261,500	2,483,449
Xinyi Solar Holdings, Ltd.	996,006	1,692,597
XPeng, Inc., ADR (B)	23,787	581,116
Yankuang Energy Group Company, Ltd., H Shares	230,000	717,844
Yealink Network Technology Corp., Ltd., Class A	2,500	28,168
Yonyou Network Technology Company, Ltd., A Shares	15,900	49,207
Yum China Holdings, Inc.	69,255	3,373,411
Yunnan Baiyao Group Company, Ltd., A Shares	10,240	83,839
Yunnan Energy New Material Company, Ltd., A Shares	6,700	212,798
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	5,400	$237,025
Zhejiang Chint Electrics Company, Ltd., Class A	18,700	101,866
Zhejiang Huayou Cobalt Company, Ltd., A Shares	13,760	172,317
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	7,000	75,868
Zhejiang NHU Company, Ltd., A Shares	39,168	119,878
Zhongsheng Group Holdings, Ltd.	93,000	531,351
Zijin Mining Group Company, Ltd., H Shares	1,084,000	1,269,056
ZTO Express Cayman, Inc., ADR	87,043	2,227,430
Hong Kong - 1.9%		12,055,548
Alibaba Health Information Technology, Ltd. (B)	444,000	266,969
China Gas Holdings, Ltd.	519,800	799,906
China Mengniu Dairy Company, Ltd. (B)	336,000	1,558,033
China Resources Beer Holdings Company, Ltd.	248,000	1,712,328
China Resources Gas Group, Ltd.	162,500	682,095
China Resources Land, Ltd.	718,000	2,995,516
China Resources Power Holdings Company, Ltd.	114,000	214,352
Geely Automobile Holdings, Ltd.	1,139,000	2,249,010
Sino Biopharmaceutical, Ltd.	2,082,500	1,204,417
The Wharf Holdings, Ltd.	102,000	372,922
India - 19.9%		130,089,870
Aarti Industries, Ltd.	13,541	133,358
ABB India, Ltd.	3,983	137,438
ACC, Ltd.	19,842	556,949
Adani Enterprises, Ltd.	22,280	721,264
Adani Green Energy, Ltd. (B)	24,728	674,503
Adani Ports & Special Economic Zone, Ltd.	85,789	826,921
Adani Total Gas, Ltd.	29,156	1,156,878
Adani Transmission, Ltd. (B)	19,241	759,821
Alkem Laboratories, Ltd.	4,266	173,576
Ambuja Cements, Ltd.	140,525	664,584
Apollo Hospitals Enterprise, Ltd.	12,302	651,518
Ashok Leyland, Ltd.	183,997	345,192
Asian Paints, Ltd.	54,172	2,277,259
Astral, Ltd.	8,825	202,334
AU Small Finance Bank, Ltd. (A)	36,710	273,700
Aurobindo Pharma, Ltd.	69,794	481,224
Avenue Supermarts, Ltd. (A)(B)	10,856	580,868
Axis Bank, Ltd.	276,507	2,527,456
Bajaj Auto, Ltd.	13,556	669,016
Bajaj Finance, Ltd.	19,927	1,811,654
Bajaj Finserv, Ltd.	3,050	577,474
Bajaj Holdings & Investment, Ltd.	5,073	330,962
Balkrishna Industries, Ltd.	8,064	234,001
Bandhan Bank, Ltd. (A)(B)	156,839	547,127
Bank of Baroda	141,163	207,217
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Berger Paints India, Ltd.	38,758	$304,641
Bharat Electronics, Ltd.	230,717	800,482
Bharat Petroleum Corp., Ltd.	240,448	1,000,486
Bharti Airtel, Ltd. (B)	320,628	2,742,447
Biocon, Ltd.	32,951	127,857
Bosch, Ltd.	964	207,526
Britannia Industries, Ltd.	14,746	724,191
Canara Bank	22,661	63,485
Cholamandalam Investment and Finance Company, Ltd.	67,061	597,329
Cipla, Ltd.	119,003	1,469,873
Coal India, Ltd.	386,162	1,032,867
Colgate-Palmolive India, Ltd.	17,156	343,493
Container Corp. of India, Ltd.	35,410	317,305
Dabur India, Ltd.	105,853	778,660
Dalmia Bharat, Ltd.	6,174	124,553
Divi’s Laboratories, Ltd.	17,312	835,882
DLF, Ltd.	88,521	428,749
Dr. Reddy’s Laboratories, Ltd.	13,171	679,810
Eicher Motors, Ltd.	16,089	625,048
GAIL India, Ltd.	238,569	441,102
Godrej Consumer Products, Ltd. (B)	74,257	798,302
Godrej Properties, Ltd. (B)	9,829	187,624
Grasim Industries, Ltd.	54,523	1,082,223
Gujarat Gas, Ltd.	24,114	135,962
Havells India, Ltd.	40,189	633,197
HCL Technologies, Ltd.	142,632	1,705,943
HDFC Asset Management Company, Ltd. (A)	6,068	148,674
HDFC Bank, Ltd.	420,693	7,623,945
HDFC Life Insurance Company, Ltd. (A)	55,122	385,625
Hero MotoCorp, Ltd.	29,773	1,054,416
Hindalco Industries, Ltd.	311,496	1,634,876
Hindustan Aeronautics, Ltd.	19,367	496,018
Hindustan Petroleum Corp., Ltd.	168,862	511,734
Hindustan Unilever, Ltd.	104,573	3,472,188
Honeywell Automation India, Ltd.	248	125,403
Housing Development Finance Corp., Ltd.	195,282	5,885,962
ICICI Bank, Ltd.	510,783	5,275,946
ICICI Lombard General Insurance Company, Ltd. (A)	24,709	381,571
ICICI Prudential Life Insurance Company, Ltd. (A)	29,121	203,910
Indian Oil Corp., Ltd.	888,954	814,806
Indian Railway Catering & Tourism Corp, Ltd.	19,059	153,472
Indus Towers, Ltd.	215,169	604,017
Info Edge India, Ltd.	5,274	288,249
Infosys, Ltd.	357,784	6,978,619
InterGlobe Aviation, Ltd. (A)(B)	8,448	198,993
ITC, Ltd.	445,325	1,707,446
Jindal Steel & Power, Ltd.	80,460	394,223
JSW Energy, Ltd.	41,395	124,820
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
JSW Steel, Ltd.	294,814	$2,347,019
Jubilant Foodworks, Ltd.	45,518	316,801
Kotak Mahindra Bank, Ltd.	93,080	2,130,261
L&T Technology Services, Ltd. (A)	2,435	107,770
Larsen & Toubro Infotech, Ltd. (A)	5,360	319,323
Larsen & Toubro, Ltd.	88,236	2,008,323
Lupin, Ltd.	32,397	262,327
Mahindra & Mahindra, Ltd.	143,458	2,104,325
Marico, Ltd.	84,296	551,967
Maruti Suzuki India, Ltd.	11,660	1,289,553
Max Healthcare Institute, Ltd. (B)	18,404	85,250
Mindtree, Ltd.	5,241	225,612
Mphasis, Ltd.	7,742	225,732
Muthoot Finance, Ltd.	25,646	346,212
Nestle India, Ltd.	4,645	1,133,981
NMDC, Ltd.	177,932	241,886
NTPC, Ltd.	1,000,844	1,930,060
Oil & Natural Gas Corp., Ltd.	496,043	839,868
Oracle Financial Services Software, Ltd.	1,456	57,807
Page Industries, Ltd.	400	247,435
Petronet LNG, Ltd.	179,418	496,640
PI Industries, Ltd.	5,921	230,389
Pidilite Industries, Ltd.	21,235	656,705
Piramal Enterprises, Ltd.	16,783	375,208
Power Grid Corp. of India, Ltd.	797,393	2,154,416
Procter & Gamble Hygiene & Health Care, Ltd.	1,606	292,585
Punjab National Bank	265,616	105,226
Reliance Industries, Ltd. (B)	305,098	9,650,891
Samvardhana Motherson International, Ltd.	214,910	345,976
SBI Cards & Payment Services, Ltd.	7,635	90,162
SBI Life Insurance Company, Ltd. (A)	29,393	479,863
Shree Cement, Ltd.	1,381	355,877
Shriram Transport Finance Company, Ltd.	24,705	430,757
Siemens, Ltd.	9,045	308,228
Sona Blw Precision Forgings, Ltd. (A)	7,183	51,506
SRF, Ltd.	14,759	451,738
State Bank of India	242,707	1,615,725
Steel Authority of India, Ltd.	251,659	245,114
Sun Pharmaceutical Industries, Ltd.	147,511	1,756,109
Tata Communications, Ltd.	11,285	148,927
Tata Consultancy Services, Ltd.	98,643	4,109,438
Tata Consumer Products, Ltd.	71,157	728,122
Tata Elxsi, Ltd.	2,282	250,193
Tata Motors, Ltd. (B)	430,711	2,441,255
Tata Power Company, Ltd.	168,766	472,797
Tata Steel, Ltd.	1,584,210	2,154,620
Tech Mahindra, Ltd.	119,652	1,585,070
Titan Company, Ltd.	45,915	1,364,221
Torrent Pharmaceuticals, Ltd.	13,618	261,746
Trent, Ltd.	6,604	105,545
UltraTech Cement, Ltd.	11,677	962,019
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
United Breweries, Ltd.	7,641	$156,847
United Spirits, Ltd. (B)	37,388	367,459
UPL, Ltd.	121,771	1,136,726
Varun Beverages, Ltd.	20,848	231,992
Vedanta, Ltd.	398,651	1,279,023
Voltas, Ltd.	8,951	113,043
Wipro, Ltd.	177,797	950,995
Zydus Lifesciences, Ltd.	52,382	228,961
Indonesia - 2.3%		15,079,397
Adaro Energy Indonesia Tbk PT	1,366,500	299,419
Aneka Tambang Tbk	766,700	101,055
Astra International Tbk PT	2,749,200	1,172,337
Bank Central Asia Tbk PT	5,027,400	2,491,245
Bank Jago Tbk PT (B)	187,700	133,823
Bank Mandiri Persero Tbk PT	2,423,600	1,352,118
Bank Negara Indonesia Persero Tbk PT	1,437,200	760,628
Bank Rakyat Indonesia Persero Tbk PT	8,002,650	2,352,372
Barito Pacific Tbk PT	3,228,500	195,898
Charoen Pokphand Indonesia Tbk PT	1,353,100	510,862
Elang Mahkota Teknologi Tbk PT (B)	1,970,900	249,145
Gudang Garam Tbk PT	86,100	161,664
Indah Kiat Pulp & Paper Tbk PT	311,000	159,353
Indocement Tunggal Prakarsa Tbk PT	251,000	157,377
Indofood CBP Sukses Makmur Tbk PT	484,500	288,266
Indofood Sukses Makmur Tbk PT	936,700	429,433
Kalbe Farma Tbk PT	3,096,200	338,166
Mayora Indah Tbk PT	772,300	91,640
Merdeka Copper Gold Tbk PT (B)	1,081,789	296,111
Sarana Menara Nusantara Tbk PT	3,082,900	244,221
Semen Indonesia Persero Tbk PT	570,000	250,750
Telkom Indonesia Persero Tbk PT	6,828,800	1,947,468
Tower Bersama Infrastructure Tbk PT	849,900	175,911
United Tractors Tbk PT	367,900	801,158
Vale Indonesia Tbk PT (B)	289,300	118,977
Malaysia - 2.0%		12,876,177
Axiata Group BHD	368,695	237,761
CIMB Group Holdings BHD	757,572	886,855
Dialog Group BHD	465,000	230,907
DiGi.Com BHD	382,100	311,656
Genting BHD	394,000	418,744
Genting Malaysia BHD	481,100	315,653
HAP Seng Consolidated BHD	65,000	110,415
Hartalega Holdings BHD	248,000	152,684
Hong Leong Bank BHD	78,300	369,112
Hong Leong Financial Group BHD	45,800	200,468
IHH Healthcare BHD	220,300	316,305
IOI Corp. BHD	339,400	307,332
Kuala Lumpur Kepong BHD	57,475	283,081
Malayan Banking BHD	650,286	1,294,581
Maxis BHD	234,900	193,705
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
MISC BHD	183,700	$297,602
Nestle Malaysia BHD	6,200	187,651
Petronas Chemicals Group BHD	188,500	376,111
Petronas Dagangan BHD	58,600	294,942
Petronas Gas BHD	75,300	289,999
PPB Group BHD	99,100	362,509
Press Metal Aluminium Holdings BHD	402,400	439,426
Public Bank BHD	2,186,500	2,279,600
RHB Bank BHD	336,090	444,042
Sime Darby BHD	525,300	276,194
Sime Darby Plantation BHD	233,738	228,985
Telekom Malaysia BHD	221,900	283,202
Tenaga Nasional BHD	643,300	1,193,946
Top Glove Corp. BHD	678,600	147,141
Westports Holdings BHD	185,100	145,568
Mexico - 2.7%		17,586,044
America Movil SAB de CV, Series L	2,791,488	2,655,687
Arca Continental SAB de CV	71,064	491,886
Cemex SAB de CV (B)	2,752,488	1,107,187
El Puerto de Liverpool SAB de CV, Series C1	25,756	115,836
Fibra Uno Administracion SA de CV	308,040	316,202
Fomento Economico Mexicano SAB de CV	176,848	1,098,932
Gruma SAB de CV, Class B	14,385	179,003
Grupo Aeroportuario del Pacifico SAB de CV, Series B	43,028	583,167
Grupo Aeroportuario del Sureste SAB de CV, Series B	22,759	428,397
Grupo Bimbo SAB de CV, Series A	309,100	1,095,335
Grupo Carso SAB de CV, Series A1	62,604	244,445
Grupo Elektra SAB de CV	4,661	274,015
Grupo Financiero Banorte SAB de CV, Series O	348,804	1,990,327
Grupo Financiero Inbursa SAB de CV, Series O (B)	400,140	740,319
Grupo Mexico SAB de CV, Series B	505,808	2,007,035
Grupo Televisa SAB	519,452	815,897
Industrias Penoles SAB de CV	16,343	165,216
Kimberly-Clark de Mexico SAB de CV, Class A (C)	192,200	284,139
Orbia Advance Corp. SAB de CV	226,800	502,824
Wal-Mart de Mexico SAB de CV	684,140	2,490,195
Philippines - 1.0%		6,795,895
Aboitiz Equity Ventures, Inc.	402,510	416,528
Aboitiz Power Corp.	494,400	292,802
ACEN Corp.	629,520	95,576
Ayala Corp.	32,800	368,874
Ayala Land, Inc.	806,500	369,384
Bank of the Philippine Islands	442,600	746,632
BDO Unibank, Inc.	286,230	620,433
Emperador, Inc.	195,900	67,089
Globe Telecom, Inc.	5,545	207,397
International Container Terminal Services, Inc.	103,720	365,362
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
JG Summit Holdings, Inc.	395,003	$368,994
Jollibee Foods Corp.	53,480	195,178
Manila Electric Company	49,500	305,278
Metropolitan Bank & Trust Company	385,232	339,602
Monde Nissin Corp. (A)(B)	424,400	109,622
PLDT, Inc.	17,260	518,457
SM Investments Corp.	33,565	472,151
SM Prime Holdings, Inc.	887,200	588,999
Universal Robina Corp.	172,610	347,537
Poland - 0.8%		5,280,472
Allegro.eu SA (A)(B)	31,572	170,462
Bank Polska Kasa Opieki SA	29,336	463,115
CD Projekt SA	6,713	131,470
Cyfrowy Polsat SA	40,209	173,259
Dino Polska SA (A)(B)	7,135	556,262
ING Bank Slaski SA	2,829	105,549
KGHM Polska Miedz SA	19,063	474,638
LPP SA	197	419,972
mBank SA (B)	1,507	71,761
PGE Polska Grupa Energetyczna SA (B)	125,659	280,215
Polski Koncern Naftowy ORLEN SA	60,581	986,678
Polskie Gornictwo Naftowe i Gazownictwo SA (B)	235,270	351,014
Powszechna Kasa Oszczednosci Bank Polski SA (B)	113,137	639,024
Powszechny Zaklad Ubezpieczen SA	46,246	302,000
Santander Bank Polska SA	3,062	155,053
Romania - 0.0%		242,879
NEPI Rockcastle SA	44,163	242,879
Russia - 0.1%		890,169
Gazprom PJSC, ADR (B)(D)	551,670	235,563
Lukoil PJSC, ADR (D)	57,062	230,645
MMC Norilsk Nickel PJSC, ADR (D)	94,236	185,456
Novatek PJSC, GDR (D)	5,960	52,800
Novolipetsk Steel PJSC, GDR (D)	6,243	9,027
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (D)	174	252
Polyus PJSC, GDR (D)	6,556	38,753
Polyus PJSC, GDR (London Stock Exchange) (D)	318	1,880
Rosneft Oil Company PJSC, GDR (D)	223,704	77,625
Sberbank of Russia PJSC, ADR (B)(D)	263,203	58,168
Saudi Arabia - 3.6%		23,734,028
Al Rajhi Bank (B)	179,420	4,280,094
Alinma Bank	106,080	1,074,639
Almarai Company JSC	27,948	388,415
Bank AlBilad (B)	35,733	471,873
Bank Al-Jazira	39,371	274,633
Banque Saudi Fransi	68,903	935,584
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Company	2,863	$122,722
Dr Sulaiman Al Habib Medical Services Group Company	10,817	593,265
Etihad Etisalat Company	86,422	869,742
Jarir Marketing Company	7,694	333,898
Mouwasat Medical Services Company	4,529	296,387
Riyad Bank	148,296	1,441,109
SABIC Agri-Nutrients Company	26,955	954,477
Sahara International Petrochemical Company	57,832	724,440
Saudi Arabian Mining Company (B)	70,580	1,056,069
Saudi Basic Industries Corp.	73,906	1,948,002
Saudi Electricity Company	100,692	660,557
Saudi Industrial Investment Group	14,635	107,931
Saudi Kayan Petrochemical Company (B)	136,975	547,025
Saudi Research & Media Group (B)	2,105	108,501
Saudi Telecom Company	54,570	1,458,687
The Saudi British Bank	37,473	419,027
The Saudi National Bank	210,553	3,929,650
The Savola Group	22,257	196,438
Yanbu National Petrochemical Company	41,040	540,863
South Africa - 4.4%		28,988,611
Absa Group, Ltd.	152,447	1,555,821
African Rainbow Minerals, Ltd.	19,634	275,558
Anglo American Platinum, Ltd.	6,812	519,767
AngloGold Ashanti, Ltd.	68,154	1,006,965
Aspen Pharmacare Holdings, Ltd.	50,402	439,294
Bid Corp., Ltd.	39,258	721,091
Capitec Bank Holdings, Ltd.	12,139	1,451,508
Clicks Group, Ltd.	33,204	557,692
Discovery, Ltd. (B)	84,608	651,546
Exxaro Resources, Ltd.	33,102	401,153
FirstRand, Ltd.	663,709	2,611,506
Gold Fields, Ltd.	160,594	1,484,632
Impala Platinum Holdings, Ltd.	125,949	1,395,242
Investec, Ltd.	32,048	170,692
Kumba Iron Ore, Ltd.	6,475	191,439
Mr. Price Group, Ltd.	16,103	174,114
MTN Group, Ltd.	211,830	1,768,577
Naspers, Ltd., N Shares	27,506	3,890,654
Nedbank Group, Ltd.	85,004	1,106,725
Northam Platinum Holdings, Ltd. (B)	44,443	470,643
Old Mutual, Ltd.	705,439	483,307
Pepkor Holdings, Ltd. (A)	106,673	129,344
Sanlam, Ltd.	377,456	1,235,046
Sasol, Ltd. (B)	70,088	1,471,018
Shoprite Holdings, Ltd.	74,806	1,006,909
Sibanye Stillwater, Ltd.	367,003	892,647
Standard Bank Group, Ltd.	171,015	1,642,357
The Bidvest Group, Ltd.	26,138	335,413
Vodacom Group, Ltd.	92,736	767,799
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Woolworths Holdings, Ltd.	56,766	$180,152
South Korea - 12.1%		78,861,993
Amorepacific Corp.	2,784	276,450
AMOREPACIFIC Group	3,760	106,800
Celltrion Healthcare Company, Ltd.	6,714	374,177
Celltrion Pharm, Inc. (B)	1,162	75,761
Celltrion, Inc.	7,473	1,092,964
CJ CheilJedang Corp.	1,712	515,933
CJ Logistics Corp. (B)	708	63,492
Coway Company, Ltd.	11,045	544,981
DB Insurance Company, Ltd.	6,179	288,236
Doosan Enerbility Company, Ltd. (B)	14,452	208,587
Ecopro BM Company, Ltd.	2,732	251,098
E-MART, Inc.	3,411	296,700
F&F Company, Ltd.	815	93,790
GS Holdings Corp.	8,383	268,764
Hana Financial Group, Inc.	54,874	1,571,328
Hanjin Kal Corp. (B)	1,585	73,205
Hankook Tire & Technology Company, Ltd.	16,024	429,247
Hanmi Pharm Company, Ltd.	677	161,290
Hanmi Science Company, Ltd.	1,140	35,891
Hanon Systems	25,284	207,278
Hanwha Solutions Corp. (B)	18,194	613,423
HD Hyundai Company, Ltd.	7,856	344,089
HLB, Inc. (B)	4,011	129,522
HMM Company, Ltd.	34,457	659,115
HYBE Company, Ltd. (B)	1,004	135,634
Hyundai Engineering & Construction Company, Ltd.	12,734	413,162
Hyundai Glovis Company, Ltd.	4,341	608,161
Hyundai Mobis Company, Ltd.	7,988	1,405,017
Hyundai Motor Company	17,060	2,573,905
Hyundai Steel Company	13,138	344,859
Iljin Materials Company, Ltd.	736	41,641
Industrial Bank of Korea	54,168	391,531
Kakao Corp.	20,475	1,178,916
Kakao Games Corp. (B)	2,261	88,240
Kangwon Land, Inc. (B)	10,281	204,971
KB Financial Group, Inc.	52,465	1,956,685
Kia Corp.	34,448	2,153,166
Korea Electric Power Corp. (B)	42,415	729,717
Korea Investment Holdings Company, Ltd.	8,155	396,105
Korea Shipbuilding & Offshore Engineering Company, Ltd. (B)	7,027	458,153
Korea Zinc Company, Ltd.	1,770	650,585
Korean Air Lines Company, Ltd. (B)	20,285	395,051
KT&G Corp.	14,903	939,539
Kumho Petrochemical Company, Ltd.	2,557	254,893
L&F Company, Ltd. (B)	815	143,477
LG Chem, Ltd.	4,044	1,877,093
LG Corp.	22,923	1,431,033
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
LG Display Company, Ltd.	48,310	$568,965
LG Electronics, Inc.	21,897	1,591,161
LG H&H Company, Ltd.	1,274	763,949
LG Innotek Company, Ltd.	1,665	465,241
LG Uplus Corp.	69,279	666,606
Lotte Chemical Corp.	3,387	460,169
Lotte Corp.	7,226	207,752
Macquarie Korea Infrastructure Fund	21,641	216,560
Meritz Financial Group, Inc.	4,769	96,364
Meritz Fire & Marine Insurance Company, Ltd.	3,809	101,155
Mirae Asset Securities Company, Ltd.	57,032	289,309
NAVER Corp.	8,924	1,779,167
NCSoft Corp.	1,828	524,155
Netmarble Corp. (A)	2,960	164,280
Orion Corp.	2,873	222,259
Pearl Abyss Corp. (B)	1,972	80,908
POSCO Chemical Company, Ltd.	2,150	217,631
POSCO Holdings, Inc.	9,280	1,728,704
S-1 Corp.	1,955	96,012
Samsung Biologics Company, Ltd. (A)(B)	1,065	709,126
Samsung C&T Corp.	11,745	1,089,425
Samsung Card Company, Ltd.	4,674	115,312
Samsung Electro-Mechanics Company, Ltd.	7,838	859,761
Samsung Electronics Company, Ltd.	485,487	22,945,777
Samsung Engineering Company, Ltd. (B)	5,297	79,918
Samsung Fire & Marine Insurance Company, Ltd.	6,348	965,076
Samsung Heavy Industries Company, Ltd. (B)	110,398	477,590
Samsung Life Insurance Company, Ltd.	14,165	661,855
Samsung SDI Company, Ltd.	4,200	1,839,581
Samsung SDS Company, Ltd.	3,787	396,453
SD Biosensor, Inc.	1,879	58,289
Seegene, Inc.	4,568	139,596
Shinhan Financial Group Company, Ltd.	72,249	1,985,443
SK Biopharmaceuticals Company, Ltd. (B)	1,241	74,512
SK Bioscience Company, Ltd. (B)	1,338	125,653
SK Hynix, Inc.	56,045	4,223,544
SK IE Technology Company, Ltd. (A)(B)	1,592	100,243
SK Innovation Company, Ltd. (B)	6,568	947,964
SK Telecom Company, Ltd.	20,510	846,229
SK, Inc.	5,149	871,973
SKC Company, Ltd.	1,084	113,482
S-Oil Corp.	8,499	600,576
Woori Financial Group, Inc.	84,456	773,633
Yuhan Corp.	3,753	166,980
Taiwan - 15.1%		99,012,488
Accton Technology Corp.	60,000	496,977
Advanced Energy Solution Holding Company, Ltd.	1,000	35,403
Advantech Company, Ltd.	42,989	491,758
ASE Technology Holding Company, Ltd.	533,000	1,538,065
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Asia Cement Corp.	465,000	$643,741
ASMedia Technology, Inc.	3,000	97,492
Asustek Computer, Inc.	109,000	1,024,799
AUO Corp.	1,610,000	717,862
Catcher Technology Company, Ltd.	140,000	797,235
Cathay Financial Holding Company, Ltd.	1,123,359	1,707,118
Chailease Holding Company, Ltd.	283,296	2,001,172
Chang Hwa Commercial Bank, Ltd.	1,122,712	667,455
Cheng Shin Rubber Industry Company, Ltd.	420,000	497,278
China Airlines, Ltd.	315,000	237,768
China Development Financial Holding Corp.	3,448,159	1,485,630
China Steel Corp.	1,569,000	1,451,565
Chunghwa Telecom Company, Ltd.	397,000	1,611,018
Compal Electronics, Inc.	766,000	583,307
CTBC Financial Holding Company, Ltd.	2,502,000	1,917,802
Delta Electronics, Inc.	150,000	1,292,542
E Ink Holdings, Inc.	29,000	189,356
E.Sun Financial Holding Company, Ltd.	2,033,927	1,868,107
Eclat Textile Company, Ltd.	26,000	354,297
eMemory Technology, Inc.	5,000	197,889
Eva Airways Corp.	149,000	168,702
Evergreen Marine Corp. Taiwan, Ltd.	376,000	1,199,292
Far Eastern New Century Corp.	745,000	756,421
Far EasTone Telecommunications Company, Ltd.	360,000	907,785
Feng TAY Enterprise Company, Ltd.	117,680	656,376
First Financial Holding Company, Ltd.	1,987,354	1,792,143
Formosa Chemicals & Fibre Corp.	519,000	1,213,386
Formosa Petrochemical Corp.	220,000	620,888
Formosa Plastics Corp.	550,000	1,689,990
Formosa Sumco Technology Corp.	3,000	17,234
Fubon Financial Holding Company, Ltd.	1,030,883	1,931,550
Giant Manufacturing Company, Ltd.	16,000	130,390
Globalwafers Company, Ltd.	39,000	591,363
Hiwin Technologies Corp.	28,962	208,454
Hon Hai Precision Industry Company, Ltd.	1,277,800	4,651,822
Hotai Motor Company, Ltd.	38,000	766,574
Hua Nan Financial Holdings Company, Ltd.	1,887,067	1,455,905
Innolux Corp.	1,726,000	593,761
Inventec Corp.	515,000	407,652
Kinsus Interconnect Technology Corp.	14,000	63,592
Largan Precision Company, Ltd.	11,000	767,843
Lite-On Technology Corp.	435,000	948,716
MediaTek, Inc.	129,000	2,942,687
Mega Financial Holding Company, Ltd.	1,459,000	1,725,013
Micro-Star International Company, Ltd.	136,000	535,987
momo.com, Inc.	7,920	216,113
Nan Ya Plastics Corp.	728,000	1,636,365
Nan Ya Printed Circuit Board Corp.	23,000	184,747
Nanya Technology Corp.	206,000	359,834
Nien Made Enterprise Company, Ltd.	8,000	76,551
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Novatek Microelectronics Corp.	78,000	$690,358
Oneness Biotech Company, Ltd. (B)	14,000	88,140
Pegatron Corp.	430,000	893,290
Phison Electronics Corp.	10,000	97,859
Pou Chen Corp.	494,000	442,176
President Chain Store Corp.	93,000	879,029
Quanta Computer, Inc.	446,000	1,260,198
Realtek Semiconductor Corp.	56,000	639,658
Ruentex Development Company, Ltd.	84,000	153,742
Shin Kong Financial Holding Company, Ltd.	2,738,140	781,908
Sino-American Silicon Products, Inc.	108,000	514,011
SinoPac Financial Holdings Company, Ltd.	2,206,000	1,245,162
Synnex Technology International Corp.	78,000	144,063
TA Chen Stainless Pipe	218,150	254,281
Taishin Financial Holding Company, Ltd.	2,222,390	1,165,343
Taiwan Cement Corp.	971,117	1,256,831
Taiwan Cooperative Financial Holding Company, Ltd.	1,804,159	1,651,046
Taiwan High Speed Rail Corp.	384,000	375,138
Taiwan Mobile Company, Ltd.	232,000	786,480
Taiwan Semiconductor Manufacturing Company, Ltd.	1,390,000	23,630,139
The Shanghai Commercial & Savings Bank, Ltd.	419,000	701,109
Unimicron Technology Corp.	157,000	831,118
Uni-President Enterprises Corp.	884,000	2,078,541
United Microelectronics Corp. (B)	1,198,000	1,606,483
Vanguard International Semiconductor Corp.	161,000	387,161
Voltronic Power Technology Corp.	4,000	195,050
Walsin Technology Corp. (B)	42,000	142,380
Wan Hai Lines, Ltd.	153,950	550,170
Win Semiconductors Corp.	45,000	238,970
Winbond Electronics Corp.	346,000	267,523
Wiwynn Corp.	17,000	417,889
Yageo Corp.	67,000	765,305
Yang Ming Marine Transport Corp.	240,000	718,212
Yuanta Financial Holding Company, Ltd.	2,394,360	1,599,385
Zhen Ding Technology Holding, Ltd.	117,000	441,568
Thailand - 2.2%		14,319,362
Advanced Info Service PCL, NVDR	137,800	752,453
Airports of Thailand PCL, NVDR (B)	311,900	595,245
Asset World Corp. PCL, NVDR	486,800	66,123
B Grimm Power PCL, NVDR	95,600	98,691
Bangkok Bank PCL, NVDR	75,900	273,207
Bangkok Dusit Medical Services PCL, NVDR	303,000	220,192
Bangkok Expressway & Metro PCL, NVDR	843,300	199,313
Bank of Ayudhya PCL, NVDR	134,600	115,183
Berli Jucker PCL, NVDR	186,200	164,398
BTS Group Holdings PCL, NVDR	938,500	219,264
Bumrungrad Hospital PCL, NVDR	39,900	197,278
Carabao Group PCL, NVDR	42,500	129,890
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Central Pattana PCL, NVDR	146,000	$251,861
Central Retail Corp. PCL, NVDR	379,700	376,502
Charoen Pokphand Foods PCL, NVDR	847,300	581,210
CP ALL PCL, NVDR	576,600	959,434
Delta Electronics Thailand PCL, NVDR	38,700	498,337
Electricity Generating PCL, NVDR	42,700	214,602
Energy Absolute PCL, NVDR	252,000	556,235
Global Power Synergy PCL, NVDR	97,986	180,346
Gulf Energy Development PCL, NVDR	360,240	462,411
Home Product Center PCL, NVDR	522,700	188,859
Indorama Ventures PCL, NVDR	327,500	389,245
Intouch Holdings PCL, NVDR	76,500	145,477
Kasikornbank PCL, NVDR	96,600	383,146
Krung Thai Bank PCL, NVDR	614,400	265,389
Krungthai Card PCL, NVDR	113,500	176,525
Land & Houses PCL, NVDR	548,400	126,634
Minor International PCL, NVDR (B)	289,129	263,130
Muangthai Capital PCL, NVDR	102,400	134,224
Osotspa PCL, NVDR	108,500	92,112
PTT Exploration & Production PCL, NVDR	303,000	1,337,612
PTT Global Chemical PCL, NVDR	233,300	280,454
PTT Oil & Retail Business PCL, NVDR	125,600	86,156
PTT PCL, NVDR	1,357,100	1,281,153
SCB X PCL, NVDR	100,200	276,292
SCG Packaging PCL, NVDR	80,500	111,532
Thai Beverage PCL	1,097,500	511,886
Thai Oil PCL, NVDR	164,600	229,170
The Siam Cement PCL, NVDR	42,200	427,618
The Siam Commercial Bank PCL, NVDR	400	772
TMBThanachart Bank PCL, NVDR	2,984,085	97,281
True Corp. PCL, NVDR	3,125,900	402,520
Turkey - 0.3%		1,941,002
Akbank T.A.S.	395,708	190,604
Aselsan Elektronik Sanayi Ve Ticaret AS	32,828	40,677
BIM Birlesik Magazalar AS	58,631	301,393
Enka Insaat ve Sanayi AS	186,873	195,254
Eregli Demir ve Celik Fabrikalari TAS	143,677	221,492
Ford Otomotiv Sanayi AS	10,130	171,203
KOC Holding AS	98,748	202,826
Turkcell Iletisim Hizmetleri AS	141,039	133,195
Turkiye Garanti Bankasi AS	256,866	208,171
Turkiye Is Bankasi AS, Class C	423,184	123,295
Turkiye Petrol Rafinerileri AS (B)	10,206	152,892
United Kingdom - 0.0%		56,460
Pepco Group NV (A)(B)	7,718	56,460
United States - 0.2%		1,002,233
BeiGene, Ltd., ADR (B)	4,398	739,216
Parade Technologies, Ltd.	7,000	263,017
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 1.8%		$11,919,846
(Cost $14,042,411)
Brazil - 1.7%		10,932,285
Banco Bradesco SA	552,147	$1,851,449
Braskem SA, A Shares	26,600	187,754
Centrais Eletricas Brasileiras SA, B Shares	33,960	309,217
Cia Energetica de Minas Gerais	173,560	375,297
Cia Paranaense de Energia, B Shares	105,100	141,332
Gerdau SA	205,600	967,474
Itau Unibanco Holding SA	435,950	1,980,962
Petroleo Brasileiro SA	759,400	4,989,084
Raizen SA	70,700	59,982
Usinas Siderurgicas de Minas Gerais SA, A Shares	42,100	69,734
Chile - 0.1%		987,561

Sociedad Quimica y Minera de Chile SA, B Shares	9,948	987,561

SHORT-TERM INVESTMENTS - 0.5%		$3,521,460
(Cost $3,521,460)
Short-term funds - 0.5%		3,521,460
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (E)	3,521,460	3,521,460
Total investments (Multifactor Emerging Markets ETF) (Cost $663,893,514) - 99.6%		$651,997,119
Other assets and liabilities, net - 0.4%		2,420,037
Total net assets - 100.0%		$654,417,156

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $2,350,031. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,517,816 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Financials	24.0%
Information technology	16.8%
Consumer discretionary	11.8%
Materials	10.6%
Communication services	8.6%
Consumer staples	7.3%
Energy	6.0%
Industrials	5.4%
Utilities	3.6%
Health care	3.5%
Real estate	1.5%
Short-term investments and other	0.9%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$29,303,232
(Cost $24,642,225)
Energy – 99.8%		29,303,232
Energy equipment and services – 9.4%
Baker Hughes Company	31,769	816,146
Halliburton Company	27,959	819,199
NOV, Inc.	12,820	238,580
Schlumberger NV	23,685	877,056
Oil, gas and consumable fuels – 90.4%
Antero Resources Corp. (A)	9,003	356,879
APA Corp.	7,823	290,781
Cheniere Energy, Inc.	6,581	984,386
Chesapeake Energy Corp.	2,955	278,272
Chevron Corp.	10,914	1,787,495
ConocoPhillips	16,569	1,614,318
Continental Resources, Inc.	3,208	220,999
Coterra Energy, Inc.	27,194	831,864
Devon Energy Corp.	19,794	1,244,053
Diamondback Energy, Inc.	5,240	670,825
EOG Resources, Inc.	10,258	1,140,895
EQT Corp.	12,531	551,740
Exxon Mobil Corp.	20,042	1,942,670
Hess Corp.	10,370	1,166,314
HF Sinclair Corp.	6,387	305,426
Kinder Morgan, Inc.	60,225	1,083,448
Marathon Oil Corp.	43,979	1,090,679
Marathon Petroleum Corp.	10,640	975,262
Matador Resources Company	3,604	208,239
Murphy Oil Corp.	4,811	169,059
New Fortress Energy, Inc. (B)	1,627	79,674
Occidental Petroleum Corp.	29,947	1,969,015
ONEOK, Inc.	16,030	957,632
Ovintiv, Inc.	10,619	542,525
PDC Energy, Inc.	3,321	218,156
Phillips 66	12,441	1,107,249
Pioneer Natural Resources Company	2,921	692,131
Range Resources Corp. (A)	9,409	311,156
Southwestern Energy Company (A)	20,130	142,118
Targa Resources Corp.	8,641	597,180
The Williams Companies, Inc.	37,686	1,284,716
Valero Energy Corp.	15,682	1,737,095
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$69,830
(Cost $69,830)
Short-term funds – 0.3%		69,830
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	69,830	$69,830
Total investments (Multifactor Energy ETF) (Cost $24,712,055) 100.1%		$29,373,062
Other assets and liabilities, net (0.1%)		(21,998)
Total net assets 100.0%		$29,351,064

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $71,692. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $71,749 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
MULTIFACTOR FINANCIALS ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,321,806
(Cost $21,912,470)
Financials – 86.2%		19,263,028
Banks – 26.2%
Bank of America Corp.	18,366	620,954
Bank OZK	848	34,005
BOK Financial Corp.	244	21,479
Cadence Bank	832	21,715
Citigroup, Inc.	7,004	363,508
Citizens Financial Group, Inc.	4,094	155,449
Comerica, Inc.	1,346	104,678
Commerce Bancshares, Inc.	1,062	73,798
Cullen/Frost Bankers, Inc.	495	64,548
East West Bancorp, Inc.	1,298	93,170
Fifth Third Bancorp	5,966	203,560
First Citizens BancShares, Inc., Class A	69	52,211
First Financial Bankshares, Inc.	1,056	46,654
First Horizon Corp.	4,815	107,663
First Republic Bank	1,257	204,526
Glacier Bancorp, Inc.	487	24,394
Huntington Bancshares, Inc.	11,706	155,573
JPMorgan Chase & Co.	6,259	722,038
KeyCorp	9,899	181,152
M&T Bank Corp.	1,535	272,386
Old National Bancorp	1,056	18,385
PacWest Bancorp	691	19,369
Pinnacle Financial Partners, Inc.	527	41,686
Popular, Inc.	799	62,058
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Prosperity Bancshares, Inc.	755	$55,938
Regions Financial Corp.	9,707	205,594
Signature Bank	478	88,702
SouthState Corp.	319	27,042
SVB Financial Group (A)	456	184,019
Synovus Financial Corp.	1,245	50,273
The PNC Financial Services Group, Inc.	1,630	270,482
Truist Financial Corp.	5,914	298,480
U.S. Bancorp	4,186	197,579
Valley National Bancorp	2,345	27,413
Webster Financial Corp.	674	31,307
Wells Fargo & Company	13,010	570,749
Western Alliance Bancorp	898	68,589
Wintrust Financial Corp.	284	24,435
Zions Bancorp NA	1,718	93,717
Capital markets – 22.6%
Affiliated Managers Group, Inc.	288	36,397
Ameriprise Financial, Inc.	978	263,982
Ares Management Corp., Class A	923	66,133
BlackRock, Inc.	362	242,243
Cboe Global Markets, Inc.	859	105,983
CME Group, Inc.	712	142,030
FactSet Research Systems, Inc.	330	141,794
Franklin Resources, Inc.	2,720	74,664
Houlihan Lokey, Inc.	363	30,695
Interactive Brokers Group, Inc., Class A	608	35,684
Intercontinental Exchange, Inc.	1,919	195,719
Invesco, Ltd.	3,864	68,547
Janus Henderson Group PLC	1,467	37,805
Jefferies Financial Group, Inc.	2,075	67,583
KKR & Company, Inc.	2,399	133,049
LPL Financial Holdings, Inc.	753	158,070
MarketAxess Holdings, Inc.	279	75,548
Moody’s Corp.	665	206,316
Morgan Stanley	4,179	352,290
Morningstar, Inc.	203	51,836
MSCI, Inc.	399	192,055
Nasdaq, Inc.	938	169,684
Northern Trust Corp.	1,834	182,997
Raymond James Financial, Inc.	1,687	166,119
Robinhood Markets, Inc., Class A (A)	2,316	20,960
S&P Global, Inc.	811	305,690
SEI Investments Company	1,296	71,747
State Street Corp.	2,912	206,868
Stifel Financial Corp.	804	48,087
T. Rowe Price Group, Inc.	1,042	128,656
The Bank of New York Mellon Corp.	3,843	167,017
The Blackstone Group, Inc.	1,754	179,031
The Charles Schwab Corp.	3,425	236,496
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	1,314	$438,074
Tradeweb Markets, Inc., Class A	529	37,305
Virtu Financial, Inc., Class A	591	13,788
Consumer finance – 6.0%
Ally Financial, Inc.	4,579	151,428
American Express Company	1,804	277,852
Capital One Financial Corp.	2,553	280,396
Credit Acceptance Corp. (A)(B)	101	58,167
Discover Financial Services	2,835	286,335
OneMain Holdings, Inc.	1,096	40,771
SLM Corp.	2,859	44,600
Synchrony Financial	5,591	187,187
Upstart Holdings, Inc. (A)(B)	242	5,888
Diversified financial services – 6.1%
Apollo Global Management, Inc.	3,431	195,910
Berkshire Hathaway, Inc., Class B (A)	3,129	940,575
Equitable Holdings, Inc.	4,885	138,881
Voya Financial, Inc.	1,354	81,457
Insurance – 25.1%
Aflac, Inc.	5,441	311,769
Alleghany Corp. (A)	119	99,660
American Financial Group, Inc.	726	97,052
American International Group, Inc.	4,403	227,943
Aon PLC, Class A	877	255,242
Arch Capital Group, Ltd. (A)	3,357	149,051
Arthur J. Gallagher & Company	1,439	257,567
Assurant, Inc.	503	88,417
Brown & Brown, Inc.	2,054	133,715
Chubb, Ltd.	1,129	212,975
Cincinnati Financial Corp.	1,127	109,702
CNA Financial Corp.	272	11,538
Erie Indemnity Company, Class A	239	48,603
Everest Re Group, Ltd.	352	91,995
Fidelity National Financial, Inc.	3,146	125,714
First American Financial Corp.	1,241	71,978
Globe Life, Inc.	941	94,787
Lincoln National Corp.	1,592	81,733
Loews Corp.	2,172	126,519
Markel Corp. (A)	102	132,308
Marsh & McLennan Companies, Inc.	2,168	355,465
MetLife, Inc.	2,823	178,555
Old Republic International Corp.	3,395	79,002
Primerica, Inc.	378	48,645
Principal Financial Group, Inc.	2,484	166,279
Prudential Financial, Inc.	1,681	168,083
Reinsurance Group of America, Inc.	596	69,005
RenaissanceRe Holdings, Ltd.	360	46,552
Ryan Specialty Holdings, Inc. (A)	312	13,491
The Allstate Corp.	3,210	375,474
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	4,221	$272,128
The Progressive Corp.	2,511	288,916
The Travelers Companies, Inc.	2,795	443,567
Unum Group	2,032	65,410
W.R. Berkley Corp.	1,808	113,054
Willis Towers Watson PLC	990	204,871
Thrifts and mortgage finance – 0.2%
New York Community Bancorp, Inc.	4,055	43,064
Rocket Companies, Inc., Class A	371	3,532
Industrials – 1.6%		347,014
Professional services – 1.6%
Dun & Bradstreet Holdings, Inc. (A)	1,025	16,154
Equifax, Inc.	994	207,657
TransUnion	1,555	123,203
Information technology – 12.1%		2,711,764
IT services – 12.1%
Affirm Holdings, Inc. (A)(B)	408	10,951
Block, Inc. (A)	639	48,602
Euronet Worldwide, Inc. (A)	374	36,753
Fidelity National Information Services, Inc.	1,278	130,560
Fiserv, Inc. (A)	1,222	129,141
FleetCor Technologies, Inc. (A)	727	160,005
Global Payments, Inc.	961	117,550
Jack Henry & Associates, Inc.	592	123,000
Marqeta, Inc., Class A (A)	691	6,627
Mastercard, Inc., Class A	2,164	765,602
PayPal Holdings, Inc. (A)	2,416	209,056
The Western Union Company	3,119	53,085
Visa, Inc., Class A	4,078	864,985
WEX, Inc. (A)	336	55,847

SHORT-TERM INVESTMENTS – 0.5%		$109,634
(Cost $109,635)
Short-term funds – 0.5%		109,634
John Hancock Collateral Trust, 1.9943% (C)(D)	5,145	51,434

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	58,200	58,200
Total investments (Multifactor Financials ETF) (Cost $22,022,105) 100.4%		$22,431,440
Other assets and liabilities, net (0.4%)		(78,239)
Total net assets 100.0%		$22,353,201

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $66,962. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $15,113 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$41,827,743
(Cost $37,032,788)
Consumer discretionary – 0.7%		284,288
Diversified consumer services – 0.7%
Service Corp. International	3,818	284,288
Health care – 99.2%		41,543,455
Biotechnology – 16.6%
AbbVie, Inc.	8,777	1,259,587
Alnylam Pharmaceuticals, Inc. (A)	1,169	166,045
Amgen, Inc.	2,976	736,471
Beam Therapeutics, Inc. (A)	510	32,120
Biogen, Inc. (A)	1,484	319,149
Biohaven Pharmaceutical Holding Company, Ltd. (A)	497	72,572
BioMarin Pharmaceutical, Inc. (A)	2,738	235,605
Exact Sciences Corp. (A)	1,469	66,252
Exelixis, Inc. (A)	5,601	117,173
Gilead Sciences, Inc.	14,413	861,177
Halozyme Therapeutics, Inc. (A)	1,928	94,279
Horizon Therapeutics PLC (A)	3,130	259,696
Incyte Corp. (A)	2,143	166,468
Intellia Therapeutics, Inc. (A)	645	41,770
Mirati Therapeutics, Inc. (A)	337	21,703
Moderna, Inc. (A)	3,191	523,611
Natera, Inc. (A)	682	32,054
Neurocrine Biosciences, Inc. (A)	968	91,118
Novavax, Inc. (A)(B)	575	31,343
Regeneron Pharmaceuticals, Inc. (A)	1,180	686,394
Sarepta Therapeutics, Inc. (A)	704	65,437
Seagen, Inc. (A)	1,400	251,972
United Therapeutics Corp. (A)	863	199,413
Vertex Pharmaceuticals, Inc. (A)	2,244	629,240
Health care equipment and supplies – 18.8%
Abbott Laboratories	9,412	1,024,402
ABIOMED, Inc. (A)	503	147,384
Align Technology, Inc. (A)	423	118,850
Baxter International, Inc.	7,087	415,723
Becton, Dickinson and Company	2,285	558,248
Boston Scientific Corp. (A)	10,346	424,703
Dentsply Sirona, Inc.	3,802	137,480
DexCom, Inc. (A)	3,056	250,836
Edwards Lifesciences Corp. (A)	3,873	389,391
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Embecta Corp. (A)	457	$13,450
Envista Holdings Corp. (A)	2,405	97,763
Globus Medical, Inc., Class A (A)	1,175	68,961
Hologic, Inc. (A)	5,927	423,069
ICU Medical, Inc. (A)	262	46,419
IDEXX Laboratories, Inc. (A)	672	268,249
Insulet Corp. (A)	665	164,787
Integra LifeSciences Holdings Corp. (A)	1,080	59,443
Intuitive Surgical, Inc. (A)	1,291	297,149
Masimo Corp. (A)	706	102,073
Medtronic PLC	6,723	622,012
Novocure, Ltd. (A)	697	47,389
Omnicell, Inc. (A)	568	62,548
Penumbra, Inc. (A)	332	46,274
ResMed, Inc.	2,319	557,766
Shockwave Medical, Inc. (A)	269	56,740
STERIS PLC	1,461	329,675
Stryker Corp.	1,415	303,871
Tandem Diabetes Care, Inc. (A)	519	34,363
Teleflex, Inc.	725	174,334
The Cooper Companies, Inc.	826	270,102
Zimmer Biomet Holdings, Inc.	3,170	349,936
Health care providers and services – 24.0%
Acadia Healthcare Company, Inc. (A)	1,098	91,035
agilon health, Inc. (A)	1,621	40,574
Amedisys, Inc. (A)	445	53,333
AmerisourceBergen Corp.	2,272	331,553
Cardinal Health, Inc.	4,934	293,869
Centene Corp. (A)	4,797	445,977
Chemed Corp.	267	128,451
Cigna Corp.	2,777	764,675
CVS Health Corp.	8,284	792,613
DaVita, Inc. (A)	1,259	105,957
Elevance Health, Inc.	1,544	736,642
Encompass Health Corp.	2,148	108,732
Enhabit, Inc. (A)	1,074	18,806
Guardant Health, Inc. (A)	911	45,705
HCA Healthcare, Inc.	1,538	326,702
Henry Schein, Inc. (A)	2,868	226,084
Humana, Inc.	1,226	590,932
Laboratory Corp. of America Holdings	2,235	585,995
McKesson Corp.	1,906	651,051
Molina Healthcare, Inc. (A)	1,068	350,005
Quest Diagnostics, Inc.	3,179	434,156
R1 RCM, Inc. (A)	2,686	67,150
Tenet Healthcare Corp. (A)	1,848	122,190
UnitedHealth Group, Inc.	4,668	2,531,643
Universal Health Services, Inc., Class B	1,661	186,813
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology – 0.9%
Change Healthcare, Inc. (A)	3,578	$86,838
Doximity, Inc., Class A (A)(B)	597	25,265
Inspire Medical Systems, Inc. (A)	224	46,814
Teladoc Health, Inc. (A)	1,631	60,102
Veeva Systems, Inc., Class A (A)	777	173,722
Life sciences tools and services – 15.8%
10X Genomics, Inc., Class A (A)	633	25,415
Agilent Technologies, Inc.	3,983	534,120
Avantor, Inc. (A)	8,779	254,767
Bio-Rad Laboratories, Inc., Class A (A)	364	205,027
Bio-Techne Corp.	543	209,207
Bruker Corp.	1,953	133,878
Charles River Laboratories International, Inc. (A)	798	199,931
Danaher Corp.	3,417	995,953
Illumina, Inc. (A)	869	188,295
IQVIA Holdings, Inc. (A)	2,722	654,015
Maravai LifeSciences Holdings, Inc., Class A (A)	1,568	40,909
Medpace Holdings, Inc. (A)	399	67,642
Mettler-Toledo International, Inc. (A)	353	476,455
PerkinElmer, Inc.	2,287	350,300
Repligen Corp. (A)	535	114,148
Sotera Health Company (A)	1,556	29,875
Syneos Health, Inc. (A)	1,548	122,509
Thermo Fisher Scientific, Inc.	2,212	1,323,683
Waters Corp. (A)	904	329,083
West Pharmaceutical Services, Inc.	1,029	353,523
Pharmaceuticals – 23.1%
Bristol-Myers Squibb Company	15,364	1,133,556
Catalent, Inc. (A)	2,698	305,144
Elanco Animal Health, Inc. (A)	6,624	134,202
Eli Lilly & Company	4,233	1,395,578
Jazz Pharmaceuticals PLC (A)	1,151	179,625
Johnson & Johnson	15,261	2,663,350
Merck & Company, Inc.	14,878	1,329,201
Organon & Company	2,923	92,718
Pfizer, Inc.	33,507	1,692,439
Royalty Pharma PLC, Class A	4,317	187,746
Viatris, Inc.	14,184	137,443
Zoetis, Inc.	2,390	436,295

SHORT-TERM INVESTMENTS – 0.2%		$79,410
(Cost $79,412)
Short-term funds – 0.2%		79,410
John Hancock Collateral Trust, 1.9943% (C)(D)	3,025	30,243
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	49,167	$49,167
Total investments (Multifactor Healthcare ETF) (Cost $37,112,200) 100.1%		$41,907,153
Other assets and liabilities, net (0.1%)		(46,024)
Total net assets 100.0%		$41,861,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $50,908. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $23,964 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$13,193,266
(Cost $13,924,473)
Consumer discretionary – 8.5%		1,121,011
Auto components – 2.5%
Aptiv PLC (A)	1,251	131,217
Autoliv, Inc.	527	45,322
BorgWarner, Inc.	1,482	56,998
Gentex Corp.	1,387	39,141
Lear Corp.	372	56,224
Distributors – 0.5%
Pool Corp.	209	74,759
Diversified consumer services – 0.1%
ADT, Inc.	1,283	9,366
Hotels, restaurants and leisure – 0.4%
Aramark	1,515	50,601
Household durables – 5.0%
D.R. Horton, Inc.	2,326	181,498
Leggett & Platt, Inc.	1,099	43,564
Lennar Corp., A Shares	1,639	139,315
Lennar Corp., B Shares	75	5,091
Mohawk Industries, Inc. (A)	307	39,443
NVR, Inc. (A)	23	101,041
PulteGroup, Inc.	1,742	75,986
Toll Brothers, Inc.	652	32,065
TopBuild Corp. (A)	186	39,380
Health care – 0.1%		13,795
Health care equipment and supplies – 0.1%
Enovis Corp. (A)	231	13,795
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials – 81.4%		$10,742,867
Aerospace and defense – 12.1%
Axon Enterprise, Inc. (A)	233	25,674
BWX Technologies, Inc.	494	28,000
Curtiss-Wright Corp.	117	16,782
General Dynamics Corp.	700	158,669
HEICO Corp.	179	28,230
HEICO Corp., Class A	310	39,581
Howmet Aerospace, Inc.	1,760	65,349
Huntington Ingalls Industries, Inc.	286	62,016
L3Harris Technologies, Inc.	509	122,145
Lockheed Martin Corp.	454	187,870
Northrop Grumman Corp.	440	210,716
Raytheon Technologies Corp.	2,816	262,479
Spirit AeroSystems Holdings, Inc., Class A	163	5,350
Textron, Inc.	1,356	89,008
The Boeing Company (A)	796	126,811
TransDigm Group, Inc. (A)	218	135,670
Woodward, Inc.	329	34,446
Air freight and logistics – 5.0%
C.H. Robinson Worldwide, Inc.	813	89,999
Expeditors International of Washington, Inc.	1,028	109,225
FedEx Corp.	771	179,712
GXO Logistics, Inc. (A)	639	30,672
United Parcel Service, Inc., Class B	1,310	255,306
Airlines – 0.8%
Alaska Air Group, Inc. (A)	237	10,506
American Airlines Group, Inc. (A)	801	10,982
Delta Air Lines, Inc. (A)	701	22,292
Southwest Airlines Company (A)	925	35,261
United Airlines Holdings, Inc. (A)	582	21,389
Building products – 6.4%
A.O. Smith Corp.	767	48,528
Advanced Drainage Systems, Inc.	284	33,682
Builders FirstSource, Inc. (A)	1,274	86,632
Carlisle Companies, Inc.	335	99,194
Carrier Global Corp.	4,012	162,606
Johnson Controls International PLC	1,988	107,173
Lennox International, Inc.	161	38,564
Masco Corp.	1,251	69,280
Trane Technologies PLC	997	146,549
Trex Company, Inc. (A)	533	34,389
UFP Industries, Inc.	212	19,549
Commercial services and supplies – 5.8%
Cintas Corp.	390	165,941
Clean Harbors, Inc. (A)	176	17,176
Copart, Inc. (A)	645	82,625
IAA, Inc. (A)	662	24,977
MSA Safety, Inc.	175	22,460
Republic Services, Inc.	1,285	178,178
Stericycle, Inc. (A)	476	22,310
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	262	$40,157
Waste Management, Inc.	1,294	212,941
Construction and engineering – 2.3%
AECOM	905	65,160
EMCOR Group, Inc.	402	46,781
MasTec, Inc. (A)	366	28,888
Quanta Services, Inc.	803	111,400
WillScot Mobile Mini Holdings Corp. (A)	1,170	45,174
Electrical equipment – 7.0%
Acuity Brands, Inc.	169	30,826
AMETEK, Inc.	1,291	159,439
Eaton Corp. PLC	1,108	164,416
Emerson Electric Company	1,848	166,449
Generac Holdings, Inc. (A)	292	78,344
Hubbell, Inc.	352	77,095
nVent Electric PLC	710	25,070
Regal Rexnord Corp.	349	46,871
Rockwell Automation, Inc.	594	151,636
Sunrun, Inc. (A)	870	28,440
Industrial conglomerates – 4.2%
3M Company	1,274	182,488
General Electric Company	1,816	134,221
Honeywell International, Inc.	1,211	233,069
Machinery – 20.5%
AGCO Corp.	408	44,439
Caterpillar, Inc.	1,210	239,883
Chart Industries, Inc. (A)	140	27,313
Crane Holdings Company	222	21,962
Cummins, Inc.	884	195,638
Deere & Company	610	209,340
Donaldson Company, Inc.	769	41,841
Dover Corp.	836	111,756
Esab Corp.	231	9,522
Fortive Corp.	1,817	117,106
Graco, Inc.	919	61,720
IDEX Corp.	416	86,840
Illinois Tool Works, Inc.	802	166,624
Ingersoll Rand, Inc.	2,113	105,227
ITT, Inc.	620	46,519
Lincoln Electric Holdings, Inc.	406	57,425
Nordson Corp.	285	65,832
Oshkosh Corp.	481	41,414
Otis Worldwide Corp.	1,776	138,830
PACCAR, Inc.	1,978	181,027
Parker-Hannifin Corp.	736	212,770
Pentair PLC	1,007	49,232
Snap-on, Inc.	359	80,434
Stanley Black & Decker, Inc.	916	89,154
The Middleby Corp. (A)	372	53,825
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
The Timken Company	402	$26,283
The Toro Company	599	51,508
Wabtec Corp.	943	88,142
Xylem, Inc.	870	80,066
Professional services – 4.3%
ASGN, Inc. (A)	205	21,271
CACI International, Inc., Class A (A)	149	45,041
Clarivate PLC (A)	1,866	27,038
Exponent, Inc.	180	18,088
Jacobs Engineering Group, Inc.	739	101,465
KBR, Inc.	346	18,418
Leidos Holdings, Inc.	795	85,065
ManpowerGroup, Inc.	362	28,384
Robert Half International, Inc.	735	58,168
TriNet Group, Inc. (A)	340	28,050
Verisk Analytics, Inc.	731	139,073
Road and rail – 8.7%
AMERCO	66	35,447
CSX Corp.	6,568	212,343
J.B. Hunt Transport Services, Inc.	543	99,516
Knight-Swift Transportation Holdings, Inc.	892	49,015
Landstar System, Inc.	262	41,024
Norfolk Southern Corp.	783	196,666
Old Dominion Freight Line, Inc.	563	170,876
Saia, Inc. (A)	145	34,488
Union Pacific Corp.	1,199	272,533
XPO Logistics, Inc. (A)	697	41,639
Trading companies and distributors – 4.3%
Fastenal Company	2,803	143,962
United Rentals, Inc. (A)	597	192,634
Univar Solutions, Inc. (A)	572	15,467
W.W. Grainger, Inc.	248	134,795
Watsco, Inc.	164	44,928
WESCO International, Inc. (A)	258	32,983
Information technology – 9.6%		1,277,097
Electronic equipment, instruments and components – 2.3%
Arrow Electronics, Inc. (A)	489	62,675
CDW Corp.	740	134,332
TD SYNNEX Corp.	207	20,787
Teledyne Technologies, Inc. (A)	226	88,456
IT services – 7.3%
Accenture PLC, Class A	1,204	368,739
Automatic Data Processing, Inc.	821	197,960
Broadridge Financial Solutions, Inc.	637	102,270
Gartner, Inc. (A)	355	94,245
Genpact, Ltd.	1,061	51,013
Globant SA (A)	101	20,123
Maximus, Inc.	334	22,328
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Paychex, Inc.	890	$114,169
Materials – 0.3%		38,496
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	605	38,496

SHORT-TERM INVESTMENTS – 0.4%		$50,577
(Cost $50,577)
Short-term funds – 0.4%		50,577
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (B)	50,577	50,577
Total investments (Multifactor Industrials ETF) (Cost $13,975,050) 100.3%		$13,243,843
Other assets and liabilities, net (0.3%)		(43,917)
Total net assets 100.0%		$13,199,926

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
MULTIFACTOR LARGE CAP ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$768,848,776
(Cost $669,220,383)
Communication services – 6.3%		48,565,568
Diversified telecommunication services – 0.8%
AT&T, Inc.	120,003	2,253,656
Lumen Technologies, Inc.	64,674	704,300
Verizon Communications, Inc.	77,631	3,585,776
Entertainment – 1.1%
Activision Blizzard, Inc.	16,077	1,285,356
Electronic Arts, Inc.	8,149	1,069,393
Endeavor Group Holdings, Inc., Class A (A)	550	12,535
Liberty Media Corp.-Liberty Formula One, Series A (A)	886	54,923
Liberty Media Corp.-Liberty Formula One, Series C (A)	7,541	511,054
Live Nation Entertainment, Inc. (A)	4,675	439,403
Netflix, Inc. (A)	5,058	1,137,544
Playtika Holding Corp. (A)	1,035	12,699
Roku, Inc. (A)	1,754	114,922
Spotify Technology SA (A)	1,117	126,243
Take-Two Interactive Software, Inc. (A)	4,422	586,932
The Walt Disney Company (A)	24,249	2,572,819
Warner Brothers Discovery, Inc. (A)	51,688	775,320
Warner Music Group Corp., Class A	2,558	76,740
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services – 3.0%
Alphabet, Inc., Class A (A)	115,066	$13,384,477
Alphabet, Inc., Class C (A)	22,881	2,668,840
Match Group, Inc. (A)	6,115	448,291
Meta Platforms, Inc., Class A (A)	34,711	5,522,520
Pinterest, Inc., Class A (A)	6,993	136,224
Snap, Inc., Class A (A)	10,963	108,314
Twitter, Inc. (A)	12,627	525,409
ZoomInfo Technologies, Inc. (A)	3,317	125,681
Media – 1.2%
Cable One, Inc.	192	264,323
Charter Communications, Inc., Class A (A)	2,167	936,361
Comcast Corp., Class A	82,868	3,109,207
DISH Network Corp., Class A (A)	10,312	179,119
Fox Corp., Class A	13,137	434,966
Fox Corp., Class B	5,019	155,087
Liberty Broadband Corp., Series A (A)	511	55,152
Liberty Broadband Corp., Series C (A)	6,932	755,103
Liberty Media Corp.-Liberty SiriusXM, Series A	5,158	205,546
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,862	153,785
News Corp., Class A	14,411	247,005
News Corp., Class B	4,347	75,116
Omnicom Group, Inc.	12,816	895,069
Paramount Global, Class A (B)	239	6,463
Paramount Global, Class B	17,245	407,844
Sirius XM Holdings, Inc. (B)	33,266	222,217
The Interpublic Group of Companies, Inc.	23,484	701,467
The New York Times Company, Class A	3,114	99,492
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	9,946	1,422,875
Consumer discretionary – 10.6%		81,370,662
Auto components – 0.3%
Aptiv PLC (A)	7,890	827,582
Autoliv, Inc.	4,034	346,924
BorgWarner, Inc.	10,218	392,984
Gentex Corp.	10,593	298,934
Lear Corp.	3,479	525,816
Automobiles – 1.1%
Ford Motor Company	79,166	1,162,949
General Motors Company (A)	28,207	1,022,786
Rivian Automotive, Inc., Class A (A)(B)	416	14,269
Tesla, Inc. (A)	6,876	6,129,610
Distributors – 0.3%
Genuine Parts Company	6,912	1,056,637
LKQ Corp.	11,346	622,215
Pool Corp.	1,446	517,234
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,888	176,849
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Service Corp. International	9,458	$704,243
Hotels, restaurants and leisure – 1.9%
Airbnb, Inc., Class A (A)	792	87,896
Aramark	10,967	366,298
Booking Holdings, Inc. (A)	516	998,816
Boyd Gaming Corp.	1,137	63,115
Caesars Entertainment, Inc. (A)	5,598	255,773
Carnival Corp. (A)	20,369	184,543
Chipotle Mexican Grill, Inc. (A)	630	985,459
Choice Hotels International, Inc.	253	30,580
Churchill Downs, Inc.	803	168,469
Darden Restaurants, Inc.	5,875	731,379
Domino’s Pizza, Inc.	1,311	514,056
DraftKings, Inc., Class A (A)	5,913	81,185
Expedia Group, Inc. (A)	4,778	506,707
Hilton Worldwide Holdings, Inc.	8,538	1,093,462
Hyatt Hotels Corp., Class A (A)	1,574	130,249
Las Vegas Sands Corp. (A)	9,495	357,867
Marriott International, Inc., Class A	6,632	1,053,294
McDonald’s Corp.	10,364	2,729,567
MGM Resorts International	19,820	648,709
Norwegian Cruise Line Holdings, Ltd. (A)	6,135	74,540
Penn National Gaming, Inc. (A)	4,043	139,686
Royal Caribbean Cruises, Ltd. (A)	7,194	278,480
Starbucks Corp.	17,278	1,464,829
Vail Resorts, Inc.	1,636	387,945
Wyndham Hotels & Resorts, Inc.	865	60,040
Wynn Resorts, Ltd. (A)	3,371	213,991
Yum! Brands, Inc.	8,315	1,018,920
Household durables – 0.7%
D.R. Horton, Inc.	15,839	1,235,917
Garmin, Ltd.	6,081	593,627
Lennar Corp., A Shares	10,725	911,625
Lennar Corp., B Shares	530	35,976
Mohawk Industries, Inc. (A)	2,839	364,755
Newell Brands, Inc.	16,221	327,826
NVR, Inc. (A)	203	891,799
PulteGroup, Inc.	11,752	512,622
Whirlpool Corp.	3,719	642,904
Internet and direct marketing retail – 2.3%
Amazon.com, Inc. (A)	121,631	16,414,103
Chewy, Inc., Class A (A)	1,327	51,501
DoorDash, Inc., Class A (A)	792	55,242
eBay, Inc.	21,232	1,032,512
Etsy, Inc. (A)	3,235	335,534
Wayfair, Inc., Class A (A)(B)	1,229	66,255
Leisure products – 0.1%
Hasbro, Inc.	6,053	476,492
Mattel, Inc. (A)	4,404	102,173
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products (continued)
Peloton Interactive, Inc., Class A (A)	3,971	$37,685
Multiline retail – 0.8%
Dollar General Corp.	7,136	1,772,796
Dollar Tree, Inc. (A)	10,480	1,732,973
Kohl’s Corp.	3,336	97,211
Target Corp.	14,466	2,363,455
Specialty retail – 2.4%
Advance Auto Parts, Inc.	2,907	562,853
AutoZone, Inc. (A)	799	1,707,775
Bath & Body Works, Inc.	5,648	200,730
Best Buy Company, Inc.	15,199	1,170,171
Burlington Stores, Inc. (A)	2,212	312,180
CarMax, Inc. (A)	8,116	807,867
Carvana Company (A)(B)	748	21,804
Dick’s Sporting Goods, Inc. (B)	1,583	148,153
Five Below, Inc. (A)	1,644	208,903
Floor & Decor Holdings, Inc., Class A (A)	3,051	245,819
Lithia Motors, Inc.	824	218,591
Lowe’s Companies, Inc.	10,042	1,923,344
O’Reilly Automotive, Inc. (A)	1,490	1,048,349
RH (A)	465	129,935
Ross Stores, Inc.	11,519	936,034
The Home Depot, Inc.	13,345	4,016,044
The TJX Companies, Inc.	25,370	1,551,629
Tractor Supply Company	7,132	1,365,635
Ulta Beauty, Inc. (A)	2,847	1,107,227
Williams-Sonoma, Inc.	3,215	464,310
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	2,667	129,830
Deckers Outdoor Corp. (A)	883	276,564
Levi Strauss & Company, Class A	1,932	36,553
Lululemon Athletica, Inc. (A)	3,378	1,048,903
NIKE, Inc., Class B	20,090	2,308,743
Ralph Lauren Corp.	1,024	100,997
Tapestry, Inc.	8,218	276,371
Under Armour, Inc., Class A (A)	3,336	30,891
Under Armour, Inc., Class C (A)	3,358	27,737
VF Corp.	11,344	506,850
Consumer staples – 6.1%		47,014,384
Beverages – 1.4%
Brown-Forman Corp., Class A	2,281	165,144
Brown-Forman Corp., Class B	7,416	550,416
Constellation Brands, Inc., Class A	4,621	1,138,199
Keurig Dr. Pepper, Inc.	11,558	447,757
Molson Coors Beverage Company, Class B	7,519	449,260
Monster Beverage Corp. (A)	8,467	843,483
PepsiCo, Inc.	21,069	3,686,232
The Coca-Cola Company	54,004	3,465,437
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing – 1.5%
Albertsons Companies, Inc., Class A	3,463	$92,982
BJ’s Wholesale Club Holdings, Inc. (A)	1,027	69,528
Costco Wholesale Corp.	6,872	3,719,814
Performance Food Group Company (A)	1,423	70,737
Sysco Corp.	13,343	1,132,821
The Kroger Company	45,532	2,114,506
U.S. Foods Holding Corp. (A)	8,198	258,237
Walgreens Boots Alliance, Inc.	16,862	668,072
Walmart, Inc.	24,915	3,290,026
Food products – 1.6%
Archer-Daniels-Midland Company	16,229	1,343,274
Bunge, Ltd.	6,597	609,101
Campbell Soup Company	9,538	470,700
Conagra Brands, Inc.	19,853	679,171
Darling Ingredients, Inc. (A)	3,839	265,966
General Mills, Inc.	19,873	1,486,302
Hormel Foods Corp.	10,276	507,018
Kellogg Company	11,824	874,030
Lamb Weston Holdings, Inc.	5,789	461,152
McCormick & Company, Inc.	10,970	958,230
Mondelez International, Inc., Class A	25,205	1,614,128
The Hershey Company	5,150	1,173,994
The J.M. Smucker Company	4,416	584,325
The Kraft Heinz Company	13,586	500,372
Tyson Foods, Inc., Class A	10,529	926,657
Household products – 1.1%
Church & Dwight Company, Inc.	9,344	821,992
Colgate-Palmolive Company	14,006	1,102,832
Kimberly-Clark Corp.	6,457	850,968
The Clorox Company	5,886	834,870
The Procter & Gamble Company	35,627	4,948,947
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	3,261	890,579
Tobacco – 0.4%
Altria Group, Inc.	27,315	1,198,036
Philip Morris International, Inc.	18,004	1,749,089
Energy – 4.5%		34,236,936
Energy equipment and services – 0.4%
Baker Hughes Company	19,780	508,148
Halliburton Company	26,455	775,132
Schlumberger NV	33,791	1,251,281
Oil, gas and consumable fuels – 4.1%
APA Corp.	1,742	64,750
Cheniere Energy, Inc.	6,555	980,497
Chesapeake Energy Corp.	785	73,923
Chevron Corp.	30,601	5,011,832
ConocoPhillips	26,331	2,565,429
Continental Resources, Inc.	3,293	226,855
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	5,712	$174,730
Devon Energy Corp.	12,433	781,414
Diamondback Energy, Inc.	5,749	735,987
EOG Resources, Inc.	16,366	1,820,227
EQT Corp.	3,039	133,807
Exxon Mobil Corp.	62,221	6,031,082
Hess Corp.	10,703	1,203,766
Kinder Morgan, Inc.	57,160	1,028,308
Marathon Oil Corp.	27,306	677,189
Marathon Petroleum Corp.	16,224	1,487,092
Occidental Petroleum Corp.	27,245	1,791,359
ONEOK, Inc.	15,741	940,367
Ovintiv, Inc.	2,445	124,915
Phillips 66	11,298	1,005,522
Pioneer Natural Resources Company	4,439	1,051,821
Targa Resources Corp.	3,476	240,226
Texas Pacific Land Corp.	130	238,401
The Williams Companies, Inc.	39,498	1,346,487
Valero Energy Corp.	17,752	1,966,389
Financials – 12.7%		97,738,505
Banks – 3.8%
Bank of America Corp.	103,410	3,496,292
Citigroup, Inc.	38,357	1,990,728
Citizens Financial Group, Inc.	19,811	752,224
Comerica, Inc.	7,249	563,755
Commerce Bancshares, Inc.	4,431	307,910
Cullen/Frost Bankers, Inc.	333	43,423
East West Bancorp, Inc.	5,801	416,396
Fifth Third Bancorp	36,775	1,254,763
First Citizens BancShares, Inc., Class A	128	96,855
First Horizon Corp.	15,377	343,830
First Republic Bank	6,108	993,833
Huntington Bancshares, Inc.	48,052	638,611
JPMorgan Chase & Co.	46,684	5,385,466
KeyCorp	45,833	838,744
M&T Bank Corp.	6,180	1,096,641
Regions Financial Corp.	55,856	1,183,030
Signature Bank	2,091	388,027
SVB Financial Group (A)	2,154	869,247
The PNC Financial Services Group, Inc.	8,864	1,470,892
Truist Financial Corp.	30,549	1,541,808
U.S. Bancorp	27,992	1,321,222
Webster Financial Corp.	1,080	50,166
Wells Fargo & Company	70,650	3,099,416
Western Alliance Bancorp	2,315	176,820
Zions Bancorp NA	8,194	446,983
Capital markets – 3.4%
Ameriprise Financial, Inc.	5,994	1,617,900
Ares Management Corp., Class A	3,517	251,993
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
BlackRock, Inc.	1,748	$1,169,727
Cboe Global Markets, Inc.	3,782	466,623
CME Group, Inc.	4,544	906,437
FactSet Research Systems, Inc.	1,557	669,012
Franklin Resources, Inc.	13,302	365,140
Intercontinental Exchange, Inc.	10,707	1,092,007
Invesco, Ltd.	9,174	162,747
Jefferies Financial Group, Inc.	3,163	103,019
KKR & Company, Inc.	10,528	583,883
LPL Financial Holdings, Inc.	3,346	702,392
MarketAxess Holdings, Inc.	1,337	362,033
Moody’s Corp.	3,899	1,209,665
Morgan Stanley	27,960	2,357,028
Morningstar, Inc.	849	216,792
MSCI, Inc.	1,883	906,363
Nasdaq, Inc.	4,733	856,200
Northern Trust Corp.	9,353	933,242
Raymond James Financial, Inc.	8,277	815,036
Robinhood Markets, Inc., Class A (A)	5,006	45,304
S&P Global, Inc.	6,736	2,539,000
SEI Investments Company	6,909	382,482
State Street Corp.	13,456	955,914
Stifel Financial Corp.	817	48,865
T. Rowe Price Group, Inc.	6,800	839,596
The Bank of New York Mellon Corp.	25,243	1,097,061
The Blackstone Group, Inc.	7,985	815,029
The Charles Schwab Corp.	23,434	1,618,118
The Goldman Sachs Group, Inc.	6,223	2,074,686
Tradeweb Markets, Inc., Class A	1,971	138,995
Consumer finance – 0.9%
Ally Financial, Inc.	25,456	841,830
American Express Company	12,234	1,884,281
Capital One Financial Corp.	14,514	1,594,073
Credit Acceptance Corp. (A)(B)	158	90,994
Discover Financial Services	14,963	1,511,263
Synchrony Financial	27,690	927,061
Upstart Holdings, Inc. (A)(B)	585	14,233
Diversified financial services – 1.1%
Apollo Global Management, Inc.	12,469	711,980
Berkshire Hathaway, Inc., Class B (A)	23,290	7,000,974
Equitable Holdings, Inc.	18,055	513,304
Voya Financial, Inc.	6,365	382,918
Insurance – 3.5%
Aflac, Inc.	25,152	1,441,210
Alleghany Corp. (A)	571	478,201
American Financial Group, Inc.	3,441	459,993
American International Group, Inc.	22,867	1,183,825
Aon PLC, Class A	5,928	1,725,285
Arch Capital Group, Ltd. (A)	15,269	677,944
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Arthur J. Gallagher & Company	7,477	$1,338,308
Assurant, Inc.	1,894	332,927
Brown & Brown, Inc.	9,290	604,779
Chubb, Ltd.	6,702	1,264,265
Cincinnati Financial Corp.	6,477	630,471
CNA Financial Corp.	1,522	64,563
Erie Indemnity Company, Class A	916	186,278
Everest Re Group, Ltd.	1,829	478,009
Fidelity National Financial, Inc.	13,814	552,007
Globe Life, Inc.	5,075	511,205
Lincoln National Corp.	9,100	467,194
Loews Corp.	12,337	718,630
Markel Corp. (A)	485	629,113
Marsh & McLennan Companies, Inc.	10,507	1,722,728
MetLife, Inc.	15,849	1,002,449
Old Republic International Corp.	3,576	83,214
Principal Financial Group, Inc.	14,327	959,049
Prudential Financial, Inc.	10,906	1,090,491
Reinsurance Group of America, Inc.	3,151	364,823
Ryan Specialty Holdings, Inc. (A)	380	16,431
The Allstate Corp.	13,625	1,593,716
The Hartford Financial Services Group, Inc.	20,886	1,346,520
The Progressive Corp.	15,011	1,727,166
The Travelers Companies, Inc.	12,184	1,933,601
W.R. Berkley Corp.	10,109	632,116
Willis Towers Watson PLC	4,684	969,307
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	1,093	10,405
Health care – 13.6%		104,666,338
Biotechnology – 1.9%
AbbVie, Inc.	23,843	3,421,709
Alnylam Pharmaceuticals, Inc. (A)	2,476	351,691
Amgen, Inc.	10,164	2,515,285
Biogen, Inc. (A)	4,442	955,297
Biohaven Pharmaceutical Holding Company, Ltd. (A)	473	69,067
BioMarin Pharmaceutical, Inc. (A)	5,834	502,016
Exact Sciences Corp. (A)	2,976	134,218
Gilead Sciences, Inc.	27,261	1,628,845
Horizon Therapeutics PLC (A)	6,304	523,043
Incyte Corp. (A)	4,494	349,094
Intellia Therapeutics, Inc. (A)	329	21,306
Moderna, Inc. (A)	4,827	792,062
Neurocrine Biosciences, Inc. (A)	2,087	196,449
Regeneron Pharmaceuticals, Inc. (A)	2,010	1,169,197
Seagen, Inc. (A)	3,089	555,958
United Therapeutics Corp. (A)	420	97,049
Vertex Pharmaceuticals, Inc. (A)	4,345	1,218,381
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 2.5%
Abbott Laboratories	26,844	$2,921,701
ABIOMED, Inc. (A)	1,182	346,338
Align Technology, Inc. (A)	1,159	325,644
Baxter International, Inc.	11,264	660,746
Becton, Dickinson and Company	4,983	1,217,397
Boston Scientific Corp. (A)	24,326	998,582
Dentsply Sirona, Inc.	8,591	310,651
DexCom, Inc. (A)	6,596	541,400
Edwards Lifesciences Corp. (A)	12,262	1,232,821
Embecta Corp. (A)	985	28,989
Envista Holdings Corp. (A)	1,504	61,138
Globus Medical, Inc., Class A (A)	453	26,587
Hologic, Inc. (A)	14,005	999,677
IDEXX Laboratories, Inc. (A)	2,381	950,448
Insulet Corp. (A)	1,319	326,848
Intuitive Surgical, Inc. (A)	4,462	1,027,019
Masimo Corp. (A)	1,362	196,918
Medtronic PLC	18,522	1,713,655
Novocure, Ltd. (A)	1,368	93,010
Penumbra, Inc. (A)	572	79,725
ResMed, Inc.	5,818	1,399,345
STERIS PLC	3,435	775,108
Stryker Corp.	5,001	1,073,965
Teleflex, Inc.	1,613	387,862
The Cooper Companies, Inc.	1,885	616,395
Zimmer Biomet Holdings, Inc.	7,907	872,854
Health care providers and services – 3.7%
agilon health, Inc. (A)	1,363	34,116
AmerisourceBergen Corp.	6,571	958,906
Cardinal Health, Inc.	12,878	767,014
Centene Corp. (A)	16,536	1,537,352
Cigna Corp.	8,888	2,447,400
CVS Health Corp.	24,805	2,373,342
DaVita, Inc. (A)	3,409	286,901
Elevance Health, Inc.	5,521	2,634,069
HCA Healthcare, Inc.	5,032	1,068,897
Henry Schein, Inc. (A)	8,088	637,577
Humana, Inc.	3,755	1,809,910
Laboratory Corp. of America Holdings	5,727	1,501,562
McKesson Corp.	6,760	2,309,081
Molina Healthcare, Inc. (A)	2,733	895,659
Quest Diagnostics, Inc.	9,512	1,299,054
Tenet Healthcare Corp. (A)	989	65,393
UnitedHealth Group, Inc.	13,362	7,246,747
Universal Health Services, Inc., Class B	4,512	507,465
Health care technology – 0.1%
Doximity, Inc., Class A (A)(B)	531	22,472
Teladoc Health, Inc. (A)	2,276	83,871
Veeva Systems, Inc., Class A (A)	2,185	488,522
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 2.1%
10X Genomics, Inc., Class A (A)	1,060	$42,559
Agilent Technologies, Inc.	8,561	1,148,030
Avantor, Inc. (A)	16,757	486,288
Bio-Rad Laboratories, Inc., Class A (A)	793	446,665
Bio-Techne Corp.	1,089	419,570
Bruker Corp.	3,483	238,760
Charles River Laboratories International, Inc. (A)	1,753	439,197
Danaher Corp.	9,532	2,778,292
Illumina, Inc. (A)	2,795	605,621
IQVIA Holdings, Inc. (A)	5,670	1,362,331
Maravai LifeSciences Holdings, Inc., Class A (A)	1,421	37,074
Mettler-Toledo International, Inc. (A)	1,121	1,513,047
PerkinElmer, Inc.	5,119	784,077
Repligen Corp. (A)	926	197,571
Syneos Health, Inc. (A)	2,795	221,196
Thermo Fisher Scientific, Inc.	6,119	3,661,671
Waters Corp. (A)	2,740	997,442
West Pharmaceutical Services, Inc.	2,486	854,090
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	35,122	2,591,301
Catalent, Inc. (A)	5,997	678,261
Elanco Animal Health, Inc. (A)	15,051	304,933
Eli Lilly & Company	12,342	4,069,034
Jazz Pharmaceuticals PLC (A)	2,438	380,474
Johnson & Johnson	40,890	7,136,123
Merck & Company, Inc.	40,614	3,628,455
Organon & Company	5,306	168,306
Pfizer, Inc.	93,338	4,714,502
Royalty Pharma PLC, Class A	5,896	256,417
Viatris, Inc.	32,492	314,847
Zoetis, Inc.	8,378	1,529,404
Industrials – 10.8%		83,149,781
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	893	98,400
General Dynamics Corp.	5,064	1,147,857
HEICO Corp.	1,178	185,782
HEICO Corp., Class A	2,167	276,683
Howmet Aerospace, Inc.	16,659	618,549
Huntington Ingalls Industries, Inc.	1,938	420,236
L3Harris Technologies, Inc.	4,389	1,053,228
Lockheed Martin Corp.	3,882	1,606,410
Northrop Grumman Corp.	3,210	1,537,269
Raytheon Technologies Corp.	27,173	2,532,795
Textron, Inc.	11,789	773,830
The Boeing Company (A)	6,993	1,114,055
TransDigm Group, Inc. (A)	1,459	907,994
Woodward, Inc.	1,329	139,146
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,443	$713,240
Expeditors International of Washington, Inc.	7,753	823,756
FedEx Corp.	5,409	1,260,784
GXO Logistics, Inc. (A)	4,263	204,624
United Parcel Service, Inc., Class B	9,559	1,862,954
Airlines – 0.1%
American Airlines Group, Inc. (A)	6,051	82,959
Delta Air Lines, Inc. (A)	5,121	162,848
Southwest Airlines Company (A)	7,319	279,000
United Airlines Holdings, Inc. (A)	4,073	149,683
Building products – 1.0%
A.O. Smith Corp.	5,087	321,854
Advanced Drainage Systems, Inc.	890	105,554
Allegion PLC	5,254	555,348
Builders FirstSource, Inc. (A)	5,410	367,880
Carlisle Companies, Inc.	2,816	833,818
Carrier Global Corp.	28,791	1,166,899
Fortune Brands Home & Security, Inc.	6,084	423,933
Johnson Controls International PLC	20,093	1,083,214
Lennox International, Inc.	1,399	335,102
Masco Corp.	10,477	580,216
Owens Corning	5,656	524,537
Trane Technologies PLC	6,678	981,599
Trex Company, Inc. (A)	3,048	196,657
Commercial services and supplies – 0.8%
Cintas Corp.	2,490	1,059,470
Copart, Inc. (A)	9,125	1,168,913
Republic Services, Inc.	12,641	1,752,801
Rollins, Inc.	8,472	326,765
Tetra Tech, Inc.	378	57,936
Waste Management, Inc.	11,999	1,974,555
Construction and engineering – 0.1%
AECOM	4,761	342,792
Quanta Services, Inc.	4,721	654,944
WillScot Mobile Mini Holdings Corp. (A)	1,774	68,494
Electrical equipment – 0.9%
AMETEK, Inc.	9,536	1,177,696
Eaton Corp. PLC	10,035	1,489,094
Emerson Electric Company	14,358	1,293,225
Generac Holdings, Inc. (A)	1,556	417,475
Hubbell, Inc.	2,299	503,527
Plug Power, Inc. (A)(B)	7,865	167,839
Regal Rexnord Corp.	462	62,047
Rockwell Automation, Inc.	5,648	1,441,821
Sensata Technologies Holding PLC	6,997	311,157
Industrial conglomerates – 0.6%
3M Company	9,578	1,371,953
General Electric Company	13,713	1,013,528
Honeywell International, Inc.	11,244	2,164,020
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 2.5%
AGCO Corp.	1,264	$137,675
Caterpillar, Inc.	10,588	2,099,071
Cummins, Inc.	6,461	1,429,884
Deere & Company	5,689	1,952,351
Dover Corp.	7,573	1,012,359
Fortive Corp.	11,915	767,922
Graco, Inc.	5,813	390,401
IDEX Corp.	3,015	629,381
Illinois Tool Works, Inc.	7,292	1,514,986
Ingersoll Rand, Inc.	13,403	667,469
ITT, Inc.	979	73,454
Lincoln Electric Holdings, Inc.	2,435	344,406
Nordson Corp.	1,860	429,641
Otis Worldwide Corp.	11,370	888,793
PACCAR, Inc.	17,762	1,625,578
Parker-Hannifin Corp.	6,317	1,826,182
Pentair PLC	6,748	329,910
Snap-on, Inc.	2,562	574,016
Stanley Black & Decker, Inc.	7,062	687,344
The Middleby Corp. (A)	1,309	189,399
The Toro Company	4,032	346,712
Wabtec Corp.	6,329	591,572
Xylem, Inc.	6,431	591,845
Professional services – 0.8%
Booz Allen Hamilton Holding Corp.	5,406	518,868
Clarivate PLC (A)	7,311	105,936
CoStar Group, Inc. (A)	10,690	775,987
Dun & Bradstreet Holdings, Inc. (A)	2,801	44,144
Equifax, Inc.	4,919	1,027,628
Jacobs Engineering Group, Inc.	5,108	701,328
Leidos Holdings, Inc.	5,915	632,905
Robert Half International, Inc.	5,510	436,061
TransUnion	7,366	583,608
Verisk Analytics, Inc.	6,017	1,144,734
Road and rail – 1.2%
AMERCO	408	219,129
Avis Budget Group, Inc. (A)	254	46,236
CSX Corp.	51,203	1,655,393
J.B. Hunt Transport Services, Inc.	5,152	944,207
Knight-Swift Transportation Holdings, Inc.	4,483	246,341
Lyft, Inc., Class A (A)	4,708	65,253
Norfolk Southern Corp.	7,465	1,874,984
Old Dominion Freight Line, Inc.	3,944	1,197,043
Uber Technologies, Inc. (A)	16,048	376,326
Union Pacific Corp.	11,513	2,616,905
XPO Logistics, Inc. (A)	4,620	275,999
Trading companies and distributors – 0.6%
Fastenal Company	23,259	1,194,582
SiteOne Landscape Supply, Inc. (A)	495	68,968
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (A)	4,570	$1,474,602
W.W. Grainger, Inc.	2,331	1,266,968
Watsco, Inc.	1,119	306,550
Information technology – 23.5%		181,238,671
Communications equipment – 0.9%
Arista Networks, Inc. (A)	7,917	923,360
Ciena Corp. (A)	5,001	258,052
Cisco Systems, Inc.	72,049	3,268,863
F5, Inc. (A)	2,732	457,228
Juniper Networks, Inc.	16,626	466,027
Motorola Solutions, Inc.	6,018	1,435,835
Ubiquiti, Inc. (B)	287	86,568
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	20,730	1,598,905
Arrow Electronics, Inc. (A)	4,689	600,989
CDW Corp.	5,717	1,037,807
Cognex Corp.	5,247	267,492
Corning, Inc.	37,050	1,361,958
Flex, Ltd. (A)	31,888	535,718
Jabil, Inc.	3,513	208,461
Keysight Technologies, Inc. (A)	8,023	1,304,540
TE Connectivity, Ltd.	9,376	1,253,852
Teledyne Technologies, Inc. (A)	1,363	533,478
Trimble, Inc. (A)	9,618	667,778
Zebra Technologies Corp., Class A (A)	2,067	739,345
IT services – 4.2%
Accenture PLC, Class A	10,386	3,180,816
Affirm Holdings, Inc. (A)(B)	849	22,787
Akamai Technologies, Inc. (A)	7,403	712,317
Amdocs, Ltd.	7,247	630,924
Automatic Data Processing, Inc.	7,237	1,744,985
Block, Inc. (A)	3,479	264,613
Broadridge Financial Solutions, Inc.	4,634	743,989
Cloudflare, Inc., Class A (A)	3,883	195,393
Cognizant Technology Solutions Corp., Class A	15,181	1,031,701
Concentrix Corp.	720	96,307
DXC Technology Company (A)	3,707	117,141
EPAM Systems, Inc. (A)	1,614	563,690
Fidelity National Information Services, Inc.	9,208	940,689
Fiserv, Inc. (A)	8,401	887,818
FleetCor Technologies, Inc. (A)	3,520	774,717
Gartner, Inc. (A)	3,832	1,017,319
Genpact, Ltd.	7,062	339,541
Global Payments, Inc.	6,382	780,646
Globant SA (A)	443	88,263
GoDaddy, Inc., Class A (A)	4,637	343,973
IBM Corp.	17,567	2,297,588
Jack Henry & Associates, Inc.	3,171	658,839
Mastercard, Inc., Class A	13,084	4,628,988
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
MongoDB, Inc. (A)	1,013	$316,532
Okta, Inc. (A)	2,330	229,389
Paychex, Inc.	8,311	1,066,135
PayPal Holdings, Inc. (A)	14,398	1,245,859
Snowflake, Inc., Class A (A)	1,521	228,013
SS&C Technologies Holdings, Inc.	9,283	549,275
The Western Union Company	19,035	323,976
Twilio, Inc., Class A (A)	2,792	236,762
VeriSign, Inc. (A)	3,680	696,109
Visa, Inc., Class A	24,737	5,246,965
WEX, Inc. (A)	1,319	219,231
Semiconductors and semiconductor equipment – 4.9%
Advanced Micro Devices, Inc. (A)	23,297	2,200,868
Analog Devices, Inc.	10,087	1,734,561
Applied Materials, Inc.	18,443	1,954,589
Broadcom, Inc.	6,507	3,484,368
Enphase Energy, Inc. (A)	2,739	778,369
Entegris, Inc.	4,860	534,114
First Solar, Inc. (A)	2,992	296,717
Intel Corp.	75,717	2,749,284
KLA Corp.	5,427	2,081,472
Lam Research Corp.	3,475	1,739,272
Lattice Semiconductor Corp. (A)	1,798	110,577
Marvell Technology, Inc.	23,187	1,291,052
Microchip Technology, Inc.	20,988	1,445,234
Micron Technology, Inc.	21,226	1,313,040
MKS Instruments, Inc.	1,398	165,244
Monolithic Power Systems, Inc.	1,218	566,029
NVIDIA Corp.	26,387	4,792,671
NXP Semiconductors NV	2,359	433,773
ON Semiconductor Corp. (A)	17,862	1,192,824
Qorvo, Inc. (A)	4,854	505,156
Qualcomm, Inc.	20,090	2,914,255
Skyworks Solutions, Inc.	8,059	877,464
SolarEdge Technologies, Inc. (A)	1,200	432,156
Synaptics, Inc. (A)	294	42,615
Teradyne, Inc.	7,819	788,859
Texas Instruments, Inc.	16,414	2,936,300
Universal Display Corp.	1,152	133,010
Wolfspeed, Inc. (A)	3,394	282,720
Software – 7.4%
Adobe, Inc. (A)	5,582	2,289,290
ANSYS, Inc. (A)	3,200	892,768
AppLovin Corp., Class A (A)(B)	1,379	49,010
Asana, Inc., Class A (A)	465	8,984
Aspen Technology, Inc. (A)	1,029	210,009
Atlassian Corp. PLC, Class A (A)	1,891	395,824
Autodesk, Inc. (A)	3,702	800,817
Avalara, Inc. (A)	1,984	173,441
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Bentley Systems, Inc., Class B	1,243	$49,223
Bill.com Holdings, Inc. (A)	1,876	253,410
Black Knight, Inc. (A)	4,564	299,764
Cadence Design Systems, Inc. (A)	7,410	1,378,853
Ceridian HCM Holding, Inc. (A)	3,804	208,345
Citrix Systems, Inc.	5,531	560,899
Confluent, Inc., Class A (A)	913	23,236
Coupa Software, Inc. (A)	1,187	77,654
Crowdstrike Holdings, Inc., Class A (A)	1,847	339,109
Datadog, Inc., Class A (A)	2,837	289,402
DocuSign, Inc. (A)	1,888	120,794
Dolby Laboratories, Inc., Class A	2,358	182,509
Dropbox, Inc., Class A (A)	8,391	190,811
Dynatrace, Inc. (A)	2,937	110,519
Elastic NV (A)	1,217	97,226
Fair Isaac Corp. (A)	940	434,308
Five9, Inc. (A)	978	105,741
Fortinet, Inc. (A)	17,700	1,055,805
Guidewire Software, Inc. (A)	2,896	225,077
HubSpot, Inc. (A)	968	298,144
Intuit, Inc.	4,294	1,958,794
Manhattan Associates, Inc. (A)	1,636	230,136
Microsoft Corp.	109,436	30,723,059
NortonLifeLock, Inc.	24,575	602,825
Oracle Corp.	22,946	1,786,117
Palantir Technologies, Inc., Class A (A)	5,639	58,364
Palo Alto Networks, Inc. (A)	1,548	772,607
Paycom Software, Inc. (A)	1,563	516,556
Paylocity Holding Corp. (A)	931	191,721
Pegasystems, Inc.	892	35,814
Procore Technologies, Inc. (A)	637	32,933
PTC, Inc. (A)	3,258	401,972
Qualtrics International, Inc., Class A (A)	1,096	13,974
RingCentral, Inc., Class A (A)	1,408	69,682
Roper Technologies, Inc.	2,441	1,065,911
salesforce.com, Inc. (A)	11,256	2,071,329
SentinelOne, Inc., Class A (A)	1,821	45,252
ServiceNow, Inc. (A)	2,068	923,693
Splunk, Inc. (A)	3,760	390,702
Synopsys, Inc. (A)	4,329	1,590,908
The Trade Desk, Inc., Class A (A)	9,243	415,935
Tyler Technologies, Inc. (A)	1,424	568,176
UiPath, Inc., Class A (A)	2,434	44,615
Unity Software, Inc. (A)	2,067	77,285
VMware, Inc., Class A	3,509	407,746
Workday, Inc., Class A (A)	2,705	419,546
Zendesk, Inc. (A)	2,397	180,782
Zoom Video Communications, Inc., Class A (A)	1,160	120,478
Zscaler, Inc. (A)	1,351	209,486
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	198,028	$32,181,530
Dell Technologies, Inc., Class C	7,117	320,692
Hewlett Packard Enterprise Company	48,634	692,548
HP, Inc.	37,089	1,238,402
NetApp, Inc.	12,327	879,285
Seagate Technology Holdings PLC	11,744	939,285
Western Digital Corp. (A)	14,978	735,420
Materials – 4.1%		31,658,849
Chemicals – 2.3%
Air Products & Chemicals, Inc.	4,722	1,172,142
Albemarle Corp.	4,425	1,081,072
Celanese Corp.	6,192	727,622
CF Industries Holdings, Inc.	9,870	942,486
Corteva, Inc.	25,743	1,481,510
Dow, Inc.	18,502	984,491
DuPont de Nemours, Inc.	15,291	936,268
Eastman Chemical Company	6,624	635,440
Ecolab, Inc.	5,452	900,507
FMC Corp.	5,492	610,161
Huntsman Corp.	1,786	51,723
International Flavors & Fragrances, Inc.	7,485	928,514
Linde PLC	6,576	1,985,952
LyondellBasell Industries NV, Class A	11,901	1,060,617
Olin Corp.	2,055	107,415
PPG Industries, Inc.	9,763	1,262,258
RPM International, Inc.	5,728	517,811
The Mosaic Company	14,921	785,740
The Scotts Miracle-Gro Company	1,151	102,381
The Sherwin-Williams Company	6,154	1,488,899
Westlake Corp.	1,718	167,230
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,486	875,271
Vulcan Materials Company	5,029	831,445
Containers and packaging – 0.8%
Amcor PLC	58,876	762,444
AptarGroup, Inc.	2,482	267,460
Avery Dennison Corp.	3,477	662,229
Ball Corp.	14,337	1,052,623
Berry Global Group, Inc. (A)	6,568	378,645
Crown Holdings, Inc.	6,030	613,130
International Paper Company	22,535	963,822
Packaging Corp. of America	4,824	678,303
Sealed Air Corp.	2,261	138,192
Westrock Company	10,868	460,368
Metals and mining – 0.8%
Alcoa Corp.	3,720	189,311
Cleveland-Cliffs, Inc. (A)	11,472	203,169
Freeport-McMoRan, Inc.	33,038	1,042,349
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
MP Materials Corp. (A)	368	$12,354
Newmont Corp.	19,578	886,492
Nucor Corp.	15,103	2,050,987
Reliance Steel & Aluminum Company	3,364	640,001
Royal Gold, Inc.	440	46,099
Southern Copper Corp.	2,473	123,155
Steel Dynamics, Inc.	10,924	850,761
Real estate – 3.4%		26,241,577
Equity real estate investment trusts – 3.1%
Alexandria Real Estate Equities, Inc.	3,669	608,247
American Homes 4 Rent, Class A	7,618	288,570
American Tower Corp.	5,678	1,537,773
Americold Realty Trust, Inc.	3,874	126,874
Apartment Income REIT Corp.	839	38,040
AvalonBay Communities, Inc.	3,912	836,933
Boston Properties, Inc.	4,494	409,673
Camden Property Trust	2,757	389,013
Crown Castle International Corp.	6,060	1,094,800
CubeSmart	4,736	217,240
Digital Realty Trust, Inc.	6,027	798,276
Duke Realty Corp.	10,418	651,750
EastGroup Properties, Inc.	217	37,007
Equinix, Inc.	1,267	891,639
Equity LifeStyle Properties, Inc.	4,769	350,617
Equity Residential	9,372	734,671
Essex Property Trust, Inc.	1,859	532,659
Extra Space Storage, Inc.	3,615	685,115
Federal Realty Investment Trust	2,172	229,385
Gaming and Leisure Properties, Inc.	5,952	309,444
Healthpeak Properties, Inc.	14,503	400,718
Host Hotels & Resorts, Inc.	20,973	373,529
Invitation Homes, Inc.	14,417	562,696
Iron Mountain, Inc.	8,129	394,175
Kilroy Realty Corp.	2,986	161,781
Kimco Realty Corp.	8,927	197,376
Lamar Advertising Company, Class A	2,372	239,714
Life Storage, Inc.	893	112,420
Medical Properties Trust, Inc.	13,823	238,309
Mid-America Apartment Communities, Inc.	3,191	592,664
National Retail Properties, Inc.	4,642	221,006
Prologis, Inc.	10,222	1,355,028
Public Storage	2,190	714,838
Realty Income Corp.	13,966	1,033,344
Regency Centers Corp.	4,612	297,151
Rexford Industrial Realty, Inc.	1,660	108,581
SBA Communications Corp.	2,683	900,925
Simon Property Group, Inc.	6,608	717,893
STORE Capital Corp.	5,891	170,957
Sun Communities, Inc.	2,870	470,565
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
UDR, Inc.	8,387	$405,931
Ventas, Inc.	10,540	566,841
VICI Properties, Inc.	19,811	677,338
Vornado Realty Trust	5,135	156,053
Welltower, Inc.	10,705	924,270
Weyerhaeuser Company	28,232	1,025,386
WP Carey, Inc.	4,497	401,582
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (A)	17,297	1,480,969
Jones Lang LaSalle, Inc. (A)	2,422	461,803
Zillow Group, Inc., Class A (A)	843	29,505
Zillow Group, Inc., Class C (A)	2,308	80,503
Utilities – 4.3%		32,967,505
Electric utilities – 2.4%
Alliant Energy Corp.	10,369	631,783
American Electric Power Company, Inc.	14,869	1,465,489
Avangrid, Inc.	2,012	98,045
Duke Energy Corp.	15,636	1,718,865
Edison International	18,722	1,268,790
Entergy Corp.	11,427	1,315,591
Evergy, Inc.	11,653	795,434
Eversource Energy	13,963	1,231,816
Exelon Corp.	38,532	1,791,353
FirstEnergy Corp.	22,276	915,544
NextEra Energy, Inc.	21,442	1,811,635
NRG Energy, Inc.	10,193	384,786
PG&E Corp. (A)	14,907	161,890
Pinnacle West Capital Corp.	6,068	445,816
PPL Corp.	39,102	1,137,086
The Southern Company	22,327	1,716,723
Xcel Energy, Inc.	18,802	1,375,930
Gas utilities – 0.1%
Atmos Energy Corp.	4,743	575,753
UGI Corp.	11,047	476,789
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	2,862	111,961
The AES Corp.	33,689	748,570
Vistra Corp.	14,711	380,279
Multi-utilities – 1.4%
Ameren Corp.	12,751	1,187,373
CenterPoint Energy, Inc.	28,741	910,802
CMS Energy Corp.	12,356	849,228
Consolidated Edison, Inc.	16,534	1,641,330
Dominion Energy, Inc.	11,594	950,476
DTE Energy Company	9,330	1,215,699
NiSource, Inc.	20,354	618,762
Public Service Enterprise Group, Inc.	21,828	1,433,445
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Sempra Energy	6,517	$1,080,519
WEC Energy Group, Inc.	11,668	1,211,255
Water utilities – 0.2%
American Water Works Company, Inc.	6,266	973,987
Essential Utilities, Inc.	6,444	334,701

SHORT-TERM INVESTMENTS – 0.1%		$836,631
(Cost $836,647)
Short-term funds – 0.1%		836,631
John Hancock Collateral Trust, 1.9943% (C)(D)	37,456	374,418

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	462,213	462,213
Total investments (Multifactor Large Cap ETF) (Cost $670,057,030) 100.0%		$769,685,407
Other assets and liabilities, net (0.0%)		(30,125)
Total net assets 100.0%		$769,655,282

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $838,453. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $473,732 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$16,361,577
(Cost $14,898,162)
Industrials – 3.2%		528,264
Building products – 1.7%
Owens Corning	3,029	280,909
Construction and engineering – 0.9%
MDU Resources Group, Inc.	5,015	143,279
Machinery – 0.6%
RBC Bearings, Inc. (A)	441	104,076
Materials – 96.7%		15,833,313
Chemicals – 50.6%
Air Products & Chemicals, Inc.	1,962	487,027
Albemarle Corp.	1,518	370,863
Ashland Global Holdings, Inc.	1,213	121,870
Axalta Coating Systems, Ltd. (A)	5,294	133,515
Celanese Corp.	2,274	267,218
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	3,331	$318,077
Dow, Inc.	10,916	580,840
DuPont de Nemours, Inc.	9,973	610,647
Eastman Chemical Company	2,367	227,066
Ecolab, Inc.	1,911	315,640
Element Solutions, Inc.	2,688	53,115
FMC Corp.	2,416	268,418
Huntsman Corp.	4,942	143,120
International Flavors & Fragrances, Inc.	4,870	604,124
Linde PLC	3,036	916,872
LyondellBasell Industries NV, Class A	7,839	698,612
Olin Corp.	4,274	223,402
PPG Industries, Inc.	4,409	570,040
RPM International, Inc.	2,234	201,954
The Mosaic Company	8,340	439,184
The Sherwin-Williams Company	2,302	556,946
Valvoline, Inc.	2,551	82,193
Westlake Corp.	902	87,801
Construction materials – 4.8%
Eagle Materials, Inc.	820	103,689
Martin Marietta Materials, Inc.	987	347,503
Vulcan Materials Company	2,064	341,241
Containers and packaging – 19.8%
Amcor PLC	32,833	425,187
AptarGroup, Inc.	1,267	136,532
Ardagh Metal Packaging SA	717	4,847
Avery Dennison Corp.	1,608	306,260
Ball Corp.	5,728	420,550
Berry Global Group, Inc. (A)	4,243	244,609
Crown Holdings, Inc.	2,518	256,030
Graphic Packaging Holding Company	9,070	201,808
International Paper Company	9,156	391,602
Packaging Corp. of America	2,030	285,438
Sealed Air Corp.	3,053	186,599
Sonoco Products Company	2,525	160,312
Westrock Company	5,220	221,119
Metals and mining – 21.5%
Alcoa Corp.	4,122	209,769
Cleveland-Cliffs, Inc. (A)	14,029	248,454
Freeport-McMoRan, Inc.	14,506	457,664
MP Materials Corp. (A)	719	24,137
Newmont Corp.	9,075	410,916
Nucor Corp.	7,825	1,062,633
Reliance Steel & Aluminum Company	1,594	303,259
Royal Gold, Inc.	1,127	118,076
Southern Copper Corp.	1,079	53,734
Steel Dynamics, Inc.	5,931	461,906
U.S. Steel Corp.	7,226	170,895
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$48,752
(Cost $48,752)
Short-term funds – 0.3%		48,752
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (B)	48,752	$48,752
Total investments (Multifactor Materials ETF) (Cost $14,946,914) 100.2%		$16,410,329
Other assets and liabilities, net (0.2%)		(36,709)
Total net assets 100.0%		$16,373,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$14,541,594
(Cost $17,750,376)
Communication services – 98.5%		14,322,203
Diversified telecommunication services – 18.7%
AT&T, Inc.	45,317	851,053
Frontier Communications Parent, Inc. (A)	16,348	423,577
Iridium Communications, Inc. (A)	2,968	132,699
Lumen Technologies, Inc.	35,200	383,328
Verizon Communications, Inc.	20,004	923,985
Entertainment – 29.1%
Activision Blizzard, Inc.	7,293	583,075
Electronic Arts, Inc.	4,624	606,808
Endeavor Group Holdings, Inc., Class A (A)	3,491	79,560
Liberty Media Corp.-Liberty Formula One, Series A (A)	658	40,789
Liberty Media Corp.-Liberty Formula One, Series C (A)	4,228	286,532
Live Nation Entertainment, Inc. (A)	2,513	236,197
Netflix, Inc. (A)	2,050	461,045
Playtika Holding Corp. (A)	3,207	39,350
ROBLOX Corp., Class A (A)	6,653	285,613
Spotify Technology SA (A)	866	97,875
Take-Two Interactive Software, Inc. (A)	2,693	357,442
The Walt Disney Company (A)	7,233	767,421
Warner Brothers Discovery, Inc. (A)	21,325	319,875
Warner Music Group Corp., Class A	2,468	74,040
Interactive media and services – 16.5%
Alphabet, Inc., Class A (A)	4,175	485,636
Alphabet, Inc., Class C (A)	3,811	444,515
CarGurus, Inc. (A)	2,759	67,016
Match Group, Inc. (A)	4,455	326,596
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A (A)	3,419	$543,963
Pinterest, Inc., Class A (A)	7,497	146,042
Snap, Inc., Class A (A)	4,778	47,207
Twitter, Inc. (A)	8,124	338,040
Media – 29.3%
Altice USA, Inc., Class A (A)	4,346	45,676
Cable One, Inc.	163	224,399
Charter Communications, Inc., Class A (A)	801	346,112
Comcast Corp., Class A	22,959	861,422
DISH Network Corp., Class A (A)	6,579	114,277
Fox Corp., Class A	6,677	221,075
Fox Corp., Class B	3,251	100,456
Liberty Broadband Corp., Series A (A)	491	52,994
Liberty Broadband Corp., Series C (A)	2,816	306,747
Liberty Media Corp.-Liberty SiriusXM, Series A	1,667	66,430
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,387	134,870
News Corp., Class A	8,364	143,359
News Corp., Class B	2,902	50,147
Nexstar Media Group, Inc., Class A	1,386	261,081
Omnicom Group, Inc.	6,192	432,449
Paramount Global, Class A (B)	303	8,193
Paramount Global, Class B	14,291	337,982
Sirius XM Holdings, Inc. (B)	14,750	98,530
The Interpublic Group of Companies, Inc.	11,935	356,498
The New York Times Company, Class A	2,989	95,499
Wireless telecommunication services – 4.9%
T-Mobile US, Inc. (A)	4,996	714,728
Information technology – 1.2%		172,891
Software – 1.2%
Unity Software, Inc. (A)	4,624	172,891
Real estate – 0.3%		46,500
Real estate management and development – 0.3%
Zillow Group, Inc., Class A (A)	331	11,585
Zillow Group, Inc., Class C (A)	1,001	34,915

SHORT-TERM INVESTMENTS – 1.0%		$151,681
(Cost $151,682)
Short-term funds – 1.0%		151,681
John Hancock Collateral Trust, 1.9943% (C)(D)	2,496	24,954

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	126,727	126,727
Total investments (Multifactor Media and Communications ETF) (Cost $17,902,058) 101.0%		$14,693,275
Other assets and liabilities, net (1.0%)		(146,774)
Total net assets 100.0%		$14,546,501

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $96,032. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $72,166 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$2,529,417,932
(Cost $2,228,222,452)
Communication services – 3.0%		75,739,398
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	67,551	1,750,246
Lumen Technologies, Inc.	711,536	7,748,626
Entertainment – 0.7%
Endeavor Group Holdings, Inc., Class A (A)	12,715	289,775
Liberty Media Corp.-Liberty Formula One, Series A (A)	9,001	557,972
Liberty Media Corp.-Liberty Formula One, Series C (A)	94,919	6,432,661
Live Nation Entertainment, Inc. (A)	29,365	2,760,016
Playtika Holding Corp. (A)	25,272	310,087
Take-Two Interactive Software, Inc. (A)	43,610	5,788,355
Warner Brothers Discovery, Inc. (A)	154,817	2,322,255
Warner Music Group Corp., Class A	23,423	702,690
Interactive media and services – 0.1%
CarGurus, Inc. (A)	13,520	328,401
ZoomInfo Technologies, Inc. (A)	33,229	1,259,047
Media – 1.8%
Altice USA, Inc., Class A (A)	68,757	722,636
Cable One, Inc.	2,554	3,516,041
DISH Network Corp., Class A (A)	94,292	1,637,852
Fox Corp., Class A	98,255	3,253,223
Fox Corp., Class B	45,368	1,401,871
Liberty Broadband Corp., Series A (A)	6,333	683,521
Liberty Broadband Corp., Series C (A)	41,058	4,472,448
Liberty Media Corp.-Liberty SiriusXM, Series A	31,113	1,239,853
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	45,907	1,828,017
News Corp., Class A	206,903	3,546,317
News Corp., Class B	56,758	980,778
Nexstar Media Group, Inc., Class A	26,855	5,058,676
Omnicom Group, Inc.	78,512	5,483,278
Paramount Global, Class A (B)	981	26,526
Paramount Global, Class B	123,993	2,932,434
Sirius XM Holdings, Inc. (B)	144,964	968,360
The Interpublic Group of Companies, Inc.	198,869	5,940,217
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
The New York Times Company, Class A	56,251	$1,797,219
Consumer discretionary – 12.1%		306,677,492
Auto components – 0.7%
Autoliv, Inc.	50,167	4,314,362
BorgWarner, Inc.	126,163	4,852,229
Gentex Corp.	127,139	3,587,863
Lear Corp.	34,469	5,209,645
QuantumScape Corp. (A)(B)	17,745	192,001
Automobiles – 0.1%
Harley-Davidson, Inc.	90,344	3,415,907
Distributors – 0.8%
Genuine Parts Company	48,420	7,401,965
LKQ Corp.	151,734	8,321,093
Pool Corp.	14,393	5,148,376
Diversified consumer services – 0.4%
ADT, Inc.	96,290	702,917
Bright Horizons Family Solutions, Inc. (A)	21,663	2,029,173
Service Corp. International	111,277	8,285,685
Hotels, restaurants and leisure – 2.2%
Aramark	120,960	4,040,064
Boyd Gaming Corp.	37,207	2,065,361
Caesars Entertainment, Inc. (A)	45,183	2,064,411
Carnival Corp. (A)(B)	102,768	931,078
Choice Hotels International, Inc.	13,783	1,665,951
Churchill Downs, Inc.	12,963	2,719,637
Darden Restaurants, Inc.	42,475	5,287,713
Domino’s Pizza, Inc.	10,452	4,098,334
DraftKings, Inc., Class A (A)	41,877	574,971
Expedia Group, Inc. (A)	28,375	3,009,169
Hilton Grand Vacations, Inc. (A)	14,546	593,040
Hyatt Hotels Corp., Class A (A)	18,671	1,545,025
Light & Wonder, Inc. (A)	19,868	1,012,076
Marriott Vacations Worldwide Corp.	18,638	2,551,915
MGM Resorts International	127,625	4,177,166
Norwegian Cruise Line Holdings, Ltd. (A)	129,436	1,572,647
Penn National Gaming, Inc. (A)	49,857	1,722,559
Planet Fitness, Inc., Class A (A)	26,504	2,088,780
Royal Caribbean Cruises, Ltd. (A)	44,784	1,733,589
Texas Roadhouse, Inc.	28,394	2,476,525
Vail Resorts, Inc.	18,922	4,486,974
Wyndham Hotels & Resorts, Inc.	39,062	2,711,293
Wynn Resorts, Ltd. (A)	26,208	1,663,684
Household durables – 2.2%
D.R. Horton, Inc.	105,863	8,260,490
Garmin, Ltd.	44,072	4,302,309
Lennar Corp., A Shares	78,517	6,673,945
Lennar Corp., B Shares	4,499	305,392
Mohawk Industries, Inc. (A)	25,335	3,255,041
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Brands, Inc.	182,497	$3,688,264
NVR, Inc. (A)	1,361	5,979,009
PulteGroup, Inc.	147,016	6,412,838
Tempur Sealy International, Inc.	78,334	2,152,618
Toll Brothers, Inc.	63,718	3,133,651
TopBuild Corp. (A)	14,195	3,005,365
Whirlpool Corp.	43,814	7,574,126
Internet and direct marketing retail – 0.3%
eBay, Inc.	60,446	2,939,489
Etsy, Inc. (A)	33,168	3,440,185
Global-e Online, Ltd. (A)(B)	8,448	192,276
Wayfair, Inc., Class A (A)(B)	7,658	412,843
Leisure products – 0.7%
Brunswick Corp.	48,646	3,897,518
Hasbro, Inc.	57,604	4,534,587
Mattel, Inc. (A)	134,714	3,125,365
Peloton Interactive, Inc., Class A (A)	21,347	202,583
Polaris, Inc.	30,963	3,631,341
YETI Holdings, Inc. (A)	31,410	1,594,686
Multiline retail – 0.7%
Dollar Tree, Inc. (A)	78,695	13,013,005
Kohl’s Corp.	78,067	2,274,872
Macy’s, Inc.	128,316	2,264,777
Specialty retail – 3.1%
Advance Auto Parts, Inc.	35,140	6,803,807
AutoNation, Inc. (A)	43,548	5,170,890
AutoZone, Inc. (A)	3,719	7,948,953
Bath & Body Works, Inc.	69,311	2,463,313
Best Buy Company, Inc.	86,677	6,673,262
Burlington Stores, Inc. (A)	14,984	2,114,692
CarMax, Inc. (A)	62,388	6,210,102
Dick’s Sporting Goods, Inc. (B)	38,126	3,568,212
Five Below, Inc. (A)	22,604	2,872,290
Floor & Decor Holdings, Inc., Class A (A)	40,362	3,251,966
GameStop Corp., Class A (A)(B)	51,335	1,745,903
Lithia Motors, Inc.	14,871	3,944,979
Penske Automotive Group, Inc.	10,907	1,248,742
RH (A)	6,582	1,839,208
The Gap, Inc.	130,236	1,252,870
Tractor Supply Company	40,145	7,686,965
Ulta Beauty, Inc. (A)	17,409	6,770,534
Williams-Sonoma, Inc.	44,474	6,422,935
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	73,451	3,575,595
Columbia Sportswear Company	15,812	1,170,246
Deckers Outdoor Corp. (A)	13,943	4,367,087
Hanesbrands, Inc.	194,068	2,169,680
Levi Strauss & Company, Class A	35,119	664,451
PVH Corp.	33,470	2,072,462
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Ralph Lauren Corp.	20,647	$2,036,414
Skechers USA, Inc., Class A (A)	65,558	2,488,582
Tapestry, Inc.	130,434	4,386,495
Under Armour, Inc., Class A (A)	68,438	633,736
Under Armour, Inc., Class C (A)	73,047	603,368
Consumer staples – 3.6%		91,278,889
Beverages – 0.2%
Molson Coors Beverage Company, Class B	66,058	3,946,966
Food and staples retailing – 0.8%
Albertsons Companies, Inc., Class A	42,529	1,141,904
BJ’s Wholesale Club Holdings, Inc. (A)	50,058	3,388,927
Casey’s General Stores, Inc.	18,647	3,778,815
Performance Food Group Company (A)	54,337	2,701,092
The Kroger Company	140,111	6,506,755
U.S. Foods Holding Corp. (A)	105,534	3,324,321
Food products – 2.2%
Bunge, Ltd.	66,605	6,149,640
Campbell Soup Company	72,401	3,572,989
Conagra Brands, Inc.	134,051	4,585,885
Darling Ingredients, Inc. (A)	75,872	5,256,412
Flowers Foods, Inc.	31,780	902,870
Hormel Foods Corp.	52,175	2,574,315
Ingredion, Inc.	36,358	3,307,851
Kellogg Company	26,937	1,991,183
Lamb Weston Holdings, Inc.	58,692	4,675,405
McCormick & Company, Inc.	59,942	5,235,934
Pilgrim’s Pride Corp. (A)	25,566	802,005
Post Holdings, Inc. (A)	33,949	2,951,526
The J.M. Smucker Company	42,478	5,620,689
Tyson Foods, Inc., Class A	79,337	6,982,449
Household products – 0.4%
Church & Dwight Company, Inc.	63,994	5,629,552
Reynolds Consumer Products, Inc.	20,099	584,077
The Clorox Company	33,924	4,811,780
Personal products – 0.0%
Coty, Inc., Class A (A)	116,878	855,547
Energy – 5.4%		136,408,410
Energy equipment and services – 0.4%
Baker Hughes Company	168,395	4,326,068
Halliburton Company	193,330	5,664,569
NOV, Inc.	60,421	1,124,435
Oil, gas and consumable fuels – 5.0%
Antero Resources Corp. (A)	48,115	1,907,279
APA Corp.	112,436	4,179,246
Cheniere Energy, Inc.	52,866	7,907,696
Chesapeake Energy Corp.	16,906	1,592,038
Continental Resources, Inc.	31,550	2,173,480
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	255,314	$7,810,055
Devon Energy Corp.	132,908	8,353,268
Diamondback Energy, Inc.	65,229	8,350,617
EQT Corp.	101,000	4,447,030
Hess Corp.	65,389	7,354,301
HF Sinclair Corp.	26,027	1,244,611
Marathon Oil Corp.	354,308	8,786,838
Matador Resources Company	20,267	1,171,027
Murphy Oil Corp.	8,899	312,711
New Fortress Energy, Inc. (B)	12,915	632,448
Occidental Petroleum Corp.	252,037	16,571,433
ONEOK, Inc.	107,492	6,421,572
Ovintiv, Inc.	130,786	6,681,857
PDC Energy, Inc.	15,986	1,050,120
Phillips 66	47,327	4,212,103
Range Resources Corp. (A)	48,509	1,604,193
Targa Resources Corp.	89,555	6,189,146
Texas Pacific Land Corp.	2,460	4,511,271
The Williams Companies, Inc.	158,421	5,400,572
Valero Energy Corp.	58,034	6,428,426
Financials – 13.7%		345,772,478
Banks – 4.4%
Bank OZK	19,868	796,707
BOK Financial Corp.	12,502	1,100,551
Cadence Bank	27,189	709,633
Citizens Financial Group, Inc.	156,965	5,959,961
Comerica, Inc.	57,675	4,485,385
Commerce Bancshares, Inc.	54,501	3,787,274
Cullen/Frost Bankers, Inc.	25,118	3,275,387
East West Bancorp, Inc.	73,619	5,284,372
Fifth Third Bancorp	240,098	8,192,144
First Citizens BancShares, Inc., Class A	3,060	2,315,441
First Financial Bankshares, Inc.	50,136	2,215,008
First Horizon Corp.	272,791	6,099,607
First Republic Bank	46,459	7,559,344
Glacier Bancorp, Inc.	13,412	671,807
Huntington Bancshares, Inc.	467,185	6,208,889
KeyCorp	328,273	6,007,396
M&T Bank Corp.	58,391	10,361,483
PacWest Bancorp	24,170	677,485
Pinnacle Financial Partners, Inc.	21,414	1,693,847
Popular, Inc.	17,175	1,333,982
Prosperity Bancshares, Inc.	40,112	2,971,898
Regions Financial Corp.	353,777	7,492,997
Signature Bank	17,244	3,199,969
SouthState Corp.	9,292	787,683
SVB Financial Group (A)	16,889	6,815,556
Synovus Financial Corp.	58,450	2,360,211
Valley National Bancorp	68,130	796,440
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	22,028	$1,023,201
Western Alliance Bancorp	38,476	2,938,797
Wintrust Financial Corp.	11,005	946,870
Zions Bancorp NA	87,907	4,795,327
Capital markets – 3.3%
Affiliated Managers Group, Inc.	13,714	1,733,175
Ameriprise Financial, Inc.	36,398	9,824,548
Ares Management Corp., Class A	33,011	2,365,238
Cboe Global Markets, Inc.	44,833	5,531,496
FactSet Research Systems, Inc.	13,906	5,975,130
Franklin Resources, Inc.	101,610	2,789,195
Houlihan Lokey, Inc.	7,685	649,844
Interactive Brokers Group, Inc., Class A	26,874	1,577,235
Invesco, Ltd.	190,584	3,380,960
Janus Henderson Group PLC	32,143	828,325
Jefferies Financial Group, Inc.	110,243	3,590,615
LPL Financial Holdings, Inc.	32,381	6,797,420
MarketAxess Holdings, Inc.	13,305	3,602,728
Morningstar, Inc.	9,046	2,309,896
Nasdaq, Inc.	39,114	7,075,723
Northern Trust Corp.	59,438	5,930,724
Raymond James Financial, Inc.	63,871	6,289,377
Robinhood Markets, Inc., Class A (A)	73,154	662,044
SEI Investments Company	61,122	3,383,714
State Street Corp.	72,129	5,124,044
Stifel Financial Corp.	46,135	2,759,334
Tradeweb Markets, Inc., Class A	16,017	1,129,519
Virtu Financial, Inc., Class A	19,240	448,869
Consumer finance – 0.7%
Ally Financial, Inc.	179,462	5,934,808
Credit Acceptance Corp. (A)(B)	4,775	2,749,970
OneMain Holdings, Inc.	53,373	1,985,476
Synchrony Financial	182,361	6,105,446
Upstart Holdings, Inc. (A)(B)	8,857	215,491
Diversified financial services – 0.8%
Apollo Global Management, Inc.	136,650	7,802,715
Equitable Holdings, Inc.	244,471	6,950,311
Voya Financial, Inc.	76,676	4,612,828
Insurance – 4.4%
Alleghany Corp. (A)	5,478	4,587,715
American Financial Group, Inc.	40,867	5,463,101
Arch Capital Group, Ltd. (A)	104,379	4,634,428
Arthur J. Gallagher & Company	57,335	10,262,392
Assurant, Inc.	28,038	4,928,520
Brown & Brown, Inc.	67,439	4,390,279
Cincinnati Financial Corp.	44,500	4,331,630
CNA Financial Corp.	10,787	457,585
Erie Indemnity Company, Class A	9,951	2,023,635
Everest Re Group, Ltd.	17,447	4,559,773
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Fidelity National Financial, Inc.	155,813	$6,226,287
First American Financial Corp.	61,211	3,550,238
Globe Life, Inc.	47,908	4,825,773
Lincoln National Corp.	72,780	3,736,525
Loews Corp.	77,218	4,497,949
Markel Corp. (A)	3,768	4,887,624
Old Republic International Corp.	156,634	3,644,873
Principal Financial Group, Inc.	92,940	6,221,404
Reinsurance Group of America, Inc.	36,432	4,218,097
RenaissanceRe Holdings, Ltd.	19,964	2,581,545
Ryan Specialty Holdings, Inc. (A)	9,977	431,405
The Hartford Financial Services Group, Inc.	140,183	9,037,598
W.R. Berkley Corp.	68,780	4,300,813
Willis Towers Watson PLC	32,164	6,656,018
Thrifts and mortgage finance – 0.1%
New York Community Bancorp, Inc.	220,002	2,336,421
Health care – 10.8%		274,548,432
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (A)	24,485	3,477,849
Beam Therapeutics, Inc. (A)(B)	5,420	341,352
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,194	1,342,508
BioMarin Pharmaceutical, Inc. (A)	63,791	5,489,216
Exact Sciences Corp. (A)	36,307	1,637,446
Exelixis, Inc. (A)	172,386	3,606,315
Horizon Therapeutics PLC (A)	85,808	7,119,490
Incyte Corp. (A)	39,546	3,071,933
Intellia Therapeutics, Inc. (A)	12,393	802,571
Natera, Inc. (A)	18,171	854,037
Neurocrine Biosciences, Inc. (A)	36,158	3,403,553
Novavax, Inc. (A)(B)	9,907	540,031
Sarepta Therapeutics, Inc. (A)	16,054	1,492,219
Seagen, Inc. (A)	20,939	3,768,601
United Therapeutics Corp. (A)	23,763	5,490,916
Health care equipment and supplies – 2.6%
ABIOMED, Inc. (A)	12,715	3,725,622
Dentsply Sirona, Inc.	118,496	4,284,815
Enovis Corp. (A)	13,066	780,302
Envista Holdings Corp. (A)	71,282	2,897,613
Globus Medical, Inc., Class A (A)	38,456	2,256,983
Hologic, Inc. (A)	109,300	7,801,834
Insulet Corp. (A)	14,107	3,495,715
Integra LifeSciences Holdings Corp. (A)	33,692	1,854,408
Masimo Corp. (A)	21,520	3,111,362
Novocure, Ltd. (A)	20,880	1,419,631
Omnicell, Inc. (A)	13,165	1,449,730
Penumbra, Inc. (A)	10,959	1,527,465
ResMed, Inc.	43,957	10,572,538
Shockwave Medical, Inc. (A)	5,086	1,072,790
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
STERIS PLC	33,117	$7,472,851
Tandem Diabetes Care, Inc. (A)	16,100	1,065,981
Teleflex, Inc.	15,266	3,670,862
The Cooper Companies, Inc.	17,090	5,588,430
Zimmer Biomet Holdings, Inc.	20,902	2,307,372
Health care providers and services – 2.7%
agilon health, Inc. (A)	22,980	575,189
Amedisys, Inc. (A)	13,838	1,658,484
AmerisourceBergen Corp.	42,550	6,209,322
Cardinal Health, Inc.	102,665	6,114,727
Chemed Corp.	7,515	3,615,391
DaVita, Inc. (A)	36,174	3,044,404
Encompass Health Corp.	63,523	3,215,534
Enhabit, Inc. (A)	31,483	551,267
Guardant Health, Inc. (A)	21,091	1,058,135
Henry Schein, Inc. (A)	80,759	6,366,232
Laboratory Corp. of America Holdings	41,124	10,782,302
Molina Healthcare, Inc. (A)	22,950	7,521,174
Quest Diagnostics, Inc.	60,314	8,237,083
R1 RCM, Inc. (A)	20,761	519,025
Tenet Healthcare Corp. (A)	33,125	2,190,225
Universal Health Services, Inc., Class B	48,132	5,413,406
Health care technology – 0.2%
Change Healthcare, Inc. (A)	131,609	3,194,150
Doximity, Inc., Class A (A)(B)	10,327	437,039
Inspire Medical Systems, Inc. (A)	4,831	1,009,631
Teladoc Health, Inc. (A)	19,439	716,327
Life sciences tools and services – 2.7%
10X Genomics, Inc., Class A (A)	10,214	410,092
Avantor, Inc. (A)	149,888	4,349,750
Azenta, Inc.	30,087	2,053,739
Bio-Rad Laboratories, Inc., Class A (A)	8,602	4,845,163
Bio-Techne Corp.	13,658	5,262,154
Bruker Corp.	56,392	3,865,672
Charles River Laboratories International, Inc. (A)	19,547	4,897,305
Maravai LifeSciences Holdings, Inc., Class A (A)	27,799	725,276
Medpace Holdings, Inc. (A)	13,885	2,353,924
Mettler-Toledo International, Inc. (A)	7,494	10,114,877
PerkinElmer, Inc.	48,316	7,400,562
Repligen Corp. (A)	18,470	3,940,759
Sotera Health Company (A)	36,850	707,520
Syneos Health, Inc. (A)	53,941	4,268,891
Waters Corp. (A)	17,767	6,467,721
West Pharmaceutical Services, Inc.	22,493	7,727,695
Pharmaceuticals – 0.9%
Catalent, Inc. (A)	72,518	8,201,786
Elanco Animal Health, Inc. (A)	164,942	3,341,725
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC (A)	34,447	$5,375,799
Organon & Company	55,030	1,745,552
Royalty Pharma PLC, Class A	29,080	1,264,689
Viatris, Inc.	413,250	4,004,393
Industrials – 16.2%		409,360,176
Aerospace and defense – 0.9%
Axon Enterprise, Inc. (A)	14,803	1,631,143
HEICO Corp.	10,310	1,625,990
HEICO Corp., Class A	16,946	2,163,665
Howmet Aerospace, Inc.	129,587	4,811,565
Huntington Ingalls Industries, Inc.	19,864	4,307,310
Textron, Inc.	80,276	5,269,317
Woodward, Inc.	25,805	2,701,784
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	58,940	6,524,658
Expeditors International of Washington, Inc.	61,888	6,575,600
GXO Logistics, Inc. (A)	52,129	2,502,192
Airlines – 0.2%
Alaska Air Group, Inc. (A)	18,999	842,226
American Airlines Group, Inc. (A)	49,057	672,571
Delta Air Lines, Inc. (A)	24,470	778,146
Southwest Airlines Company (A)	15,769	601,114
United Airlines Holdings, Inc. (A)	29,203	1,073,210
Building products – 1.9%
A.O. Smith Corp.	60,338	3,817,585
Advanced Drainage Systems, Inc.	19,255	2,283,643
Allegion PLC	41,904	4,429,253
Builders FirstSource, Inc. (A)	96,380	6,553,840
Carlisle Companies, Inc.	29,682	8,788,840
Fortune Brands Home & Security, Inc.	76,787	5,350,518
Lennox International, Inc.	11,794	2,825,017
Masco Corp.	93,565	5,181,630
Owens Corning	63,293	5,869,793
Trex Company, Inc. (A)	42,144	2,719,131
Commercial services and supplies – 1.1%
Copart, Inc. (A)	65,907	8,442,687
MSA Safety, Inc.	13,224	1,697,168
Republic Services, Inc.	78,403	10,871,360
Rollins, Inc.	70,888	2,734,150
Stericycle, Inc. (A)	36,836	1,726,503
Tetra Tech, Inc.	18,265	2,799,477
Construction and engineering – 0.9%
AECOM	64,185	4,621,320
EMCOR Group, Inc.	26,847	3,124,185
MasTec, Inc. (A)	26,824	2,117,218
MDU Resources Group, Inc.	107,174	3,061,961
Quanta Services, Inc.	55,976	7,765,550
WillScot Mobile Mini Holdings Corp. (A)	79,442	3,067,256
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 1.7%
Acuity Brands, Inc.	11,464	$2,091,034
AMETEK, Inc.	73,183	9,038,101
Generac Holdings, Inc. (A)	18,167	4,874,206
Hubbell, Inc.	32,357	7,086,830
Plug Power, Inc. (A)(B)	183,950	3,925,493
Regal Rexnord Corp.	11,627	1,561,506
Rockwell Automation, Inc.	35,693	9,111,709
Sensata Technologies Holding PLC	102,519	4,559,020
Sunrun, Inc. (A)	54,654	1,786,639
Machinery – 4.0%
AGCO Corp.	37,512	4,085,807
Chart Industries, Inc. (A)	5,627	1,097,771
Crane Holdings Company	9,089	899,175
Cummins, Inc.	15,896	3,517,944
Donaldson Company, Inc.	66,937	3,642,042
Dover Corp.	54,168	7,241,178
Esab Corp.	13,363	550,823
Fortive Corp.	68,109	4,389,625
Graco, Inc.	71,148	4,778,300
IDEX Corp.	23,369	4,878,279
Ingersoll Rand, Inc.	95,703	4,766,009
ITT, Inc.	42,204	3,166,566
Lincoln Electric Holdings, Inc.	28,163	3,983,375
Nordson Corp.	23,112	5,338,641
Oshkosh Corp.	38,115	3,281,702
Parker-Hannifin Corp.	41,126	11,889,115
Pentair PLC	73,450	3,590,971
Snap-on, Inc.	27,916	6,254,580
Stanley Black & Decker, Inc.	46,285	4,504,919
The Middleby Corp. (A)	27,460	3,973,187
The Toro Company	48,859	4,201,385
Wabtec Corp.	63,999	5,981,987
Xylem, Inc.	49,681	4,572,142
Professional services – 2.2%
ASGN, Inc. (A)	8,265	857,576
Booz Allen Hamilton Holding Corp.	58,941	5,657,157
CACI International, Inc., Class A (A)	10,804	3,265,941
Clarivate PLC (A)	99,432	1,440,770
CoStar Group, Inc. (A)	15,152	1,099,884
Dun & Bradstreet Holdings, Inc. (A)	60,188	948,563
Equifax, Inc.	29,274	6,115,631
Jacobs Engineering Group, Inc.	42,235	5,798,866
KBR, Inc.	16,567	881,861
Leidos Holdings, Inc.	64,639	6,916,373
ManpowerGroup, Inc.	18,063	1,416,320
Nielsen Holdings PLC	196,239	4,699,924
Robert Half International, Inc.	61,562	4,872,017
TransUnion	46,543	3,687,602
TriNet Group, Inc. (A)	18,441	1,521,383
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Verisk Analytics, Inc.	38,860	$7,393,115
Road and rail – 1.3%
AMERCO	5,562	2,987,239
Avis Budget Group, Inc. (A)	4,137	753,058
J.B. Hunt Transport Services, Inc.	30,887	5,660,660
Knight-Swift Transportation Holdings, Inc.	70,630	3,881,119
Landstar System, Inc.	17,989	2,816,718
Lyft, Inc., Class A (A)	35,840	496,742
Old Dominion Freight Line, Inc.	31,311	9,503,202
Saia, Inc. (A)	8,471	2,014,827
XPO Logistics, Inc. (A)	54,825	3,275,246
Trading companies and distributors – 1.4%
Fastenal Company	165,076	8,478,303
SiteOne Landscape Supply, Inc. (A)	16,821	2,343,670
United Rentals, Inc. (A)	33,109	10,683,281
W.W. Grainger, Inc.	16,074	8,736,701
Watsco, Inc.	12,507	3,426,293
WESCO International, Inc. (A)	9,242	1,181,497
Information technology – 16.2%		408,910,001
Communications equipment – 1.5%
Arista Networks, Inc. (A)	76,225	8,890,122
Ciena Corp. (A)	95,237	4,914,229
F5, Inc. (A)	34,073	5,702,457
Juniper Networks, Inc.	166,024	4,653,653
Lumentum Holdings, Inc. (A)	40,275	3,643,277
Motorola Solutions, Inc.	40,080	9,562,687
Ubiquiti, Inc. (B)	1,712	516,391
Electronic equipment, instruments and components – 3.0%
Arrow Electronics, Inc. (A)	50,278	6,444,131
CDW Corp.	47,982	8,710,172
Cognex Corp.	71,987	3,669,897
Corning, Inc.	142,574	5,241,020
Flex, Ltd. (A)	354,656	5,958,221
II-VI, Inc. (A)	67,041	3,529,038
IPG Photonics Corp. (A)	15,950	1,699,951
Jabil, Inc.	109,107	6,474,409
Keysight Technologies, Inc. (A)	64,373	10,467,050
Littelfuse, Inc.	13,708	3,822,750
TD SYNNEX Corp.	13,926	1,398,449
Teledyne Technologies, Inc. (A)	15,182	5,942,235
Trimble, Inc. (A)	95,151	6,606,334
Zebra Technologies Corp., Class A (A)	18,424	6,590,081
IT services – 3.5%
Affirm Holdings, Inc. (A)(B)	7,762	208,332
Akamai Technologies, Inc. (A)	70,593	6,792,458
Amdocs, Ltd.	78,046	6,794,685
Broadridge Financial Solutions, Inc.	40,964	6,576,770
Cloudflare, Inc., Class A (A)	32,684	1,644,659
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Concentrix Corp.	30,187	$4,037,813
DigitalOcean Holdings, Inc. (A)	9,609	393,777
DXC Technology Company (A)	129,595	4,095,202
EPAM Systems, Inc. (A)	17,158	5,992,432
Euronet Worldwide, Inc. (A)	20,866	2,050,502
FleetCor Technologies, Inc. (A)	22,371	4,923,633
Gartner, Inc. (A)	27,630	7,335,212
Genpact, Ltd.	92,790	4,461,343
Globant SA (A)	7,276	1,449,670
GoDaddy, Inc., Class A (A)	57,617	4,274,029
Jack Henry & Associates, Inc.	28,349	5,890,072
Marqeta, Inc., Class A (A)	23,307	223,514
MongoDB, Inc. (A)	8,876	2,773,484
Okta, Inc. (A)	14,996	1,476,356
SS&C Technologies Holdings, Inc.	88,155	5,216,131
Switch, Inc., Class A	19,355	654,393
The Western Union Company	165,739	2,820,878
VeriSign, Inc. (A)	24,606	4,654,471
WEX, Inc. (A)	18,005	2,992,611
Semiconductors and semiconductor equipment – 3.5%
Amkor Technology, Inc.	54,352	1,096,280
Enphase Energy, Inc. (A)	34,545	9,816,998
Entegris, Inc.	53,367	5,865,033
First Solar, Inc. (A)	49,609	4,919,725
Lattice Semiconductor Corp. (A)	49,669	3,054,644
MKS Instruments, Inc.	34,673	4,098,349
Monolithic Power Systems, Inc.	14,264	6,628,766
ON Semiconductor Corp. (A)	199,272	13,307,384
Power Integrations, Inc.	14,863	1,263,504
Qorvo, Inc. (A)	53,914	5,610,830
Silicon Laboratories, Inc. (A)	18,736	2,763,185
Skyworks Solutions, Inc.	62,985	6,857,807
SolarEdge Technologies, Inc. (A)	17,705	6,376,102
Synaptics, Inc. (A)	14,349	2,079,888
Teradyne, Inc.	78,932	7,963,449
Universal Display Corp.	19,516	2,253,317
Wolfspeed, Inc. (A)	50,673	4,221,061
Software – 3.7%
ANSYS, Inc. (A)	28,860	8,051,651
AppLovin Corp., Class A (A)(B)	14,441	513,233
Asana, Inc., Class A (A)	10,270	198,416
Aspen Technology, Inc. (A)	13,707	2,797,462
Avalara, Inc. (A)	26,564	2,322,225
Bentley Systems, Inc., Class B	22,268	881,813
Bill.com Holdings, Inc. (A)	22,154	2,992,562
Black Knight, Inc. (A)	46,674	3,065,548
Ceridian HCM Holding, Inc. (A)	53,377	2,923,458
Citrix Systems, Inc.	35,276	3,577,339
Confluent, Inc., Class A (A)	10,282	261,677
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Coupa Software, Inc. (A)	12,429	$813,105
Dolby Laboratories, Inc., Class A	36,089	2,793,289
Dropbox, Inc., Class A (A)	136,855	3,112,083
Dynatrace, Inc. (A)	47,915	1,803,041
Elastic NV (A)	15,893	1,269,692
Fair Isaac Corp. (A)	11,280	5,211,698
Five9, Inc. (A)	17,096	1,848,420
Guidewire Software, Inc. (A)	36,281	2,819,759
HubSpot, Inc. (A)	10,055	3,096,940
Manhattan Associates, Inc. (A)	25,518	3,589,617
Monday.com, Ltd. (A)	1,341	137,761
NortonLifeLock, Inc.	161,802	3,969,003
Nutanix, Inc., Class A (A)	45,333	685,888
Paycom Software, Inc. (A)	14,619	4,831,433
Paylocity Holding Corp. (A)	15,709	3,234,954
Pegasystems, Inc.	10,665	428,200
Procore Technologies, Inc. (A)	7,452	385,268
PTC, Inc. (A)	44,976	5,549,139
Qualtrics International, Inc., Class A (A)	10,302	131,351
Rapid7, Inc. (A)	8,474	542,082
RingCentral, Inc., Class A (A)	12,115	599,571
SentinelOne, Inc., Class A (A)	22,924	569,661
Smartsheet, Inc., Class A (A)	32,421	974,575
Splunk, Inc. (A)	20,956	2,177,538
Tenable Holdings, Inc. (A)	9,669	373,707
The Trade Desk, Inc., Class A (A)	82,146	3,696,570
Tyler Technologies, Inc. (A)	13,441	5,362,959
UiPath, Inc., Class A (A)	18,807	344,732
Workiva, Inc. (A)	4,075	266,913
Zendesk, Inc. (A)	26,479	1,997,046
Zscaler, Inc. (A)	12,972	2,011,438
Technology hardware, storage and peripherals – 1.0%
Hewlett Packard Enterprise Company	426,869	6,078,615
NetApp, Inc.	90,750	6,473,198
Pure Storage, Inc., Class A (A)	81,791	2,318,775
Seagate Technology Holdings PLC	75,216	6,015,776
Western Digital Corp. (A)	111,314	5,465,517
Materials – 7.4%		187,404,479
Chemicals – 2.7%
Albemarle Corp.	28,789	7,033,441
Axalta Coating Systems, Ltd. (A)	105,410	2,658,440
Celanese Corp.	39,378	4,627,309
CF Industries Holdings, Inc.	62,735	5,990,565
Corteva, Inc.	129,302	7,441,330
Eastman Chemical Company	42,192	4,047,479
Element Solutions, Inc.	29,171	576,419
FMC Corp.	43,174	4,796,631
Huntsman Corp.	113,708	3,292,984
International Flavors & Fragrances, Inc.	23,440	2,907,732
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	61,375	$5,469,740
Olin Corp.	61,606	3,220,146
RPM International, Inc.	61,553	5,564,391
The Mosaic Company	139,626	7,352,705
The Scotts Miracle-Gro Company	15,615	1,388,954
Valvoline, Inc.	28,073	904,512
Westlake Corp.	18,263	1,777,720
Construction materials – 0.5%
Eagle Materials, Inc.	7,706	974,424
Martin Marietta Materials, Inc.	17,944	6,317,724
Vulcan Materials Company	38,789	6,412,985
Containers and packaging – 2.4%
Amcor PLC	451,900	5,852,105
AptarGroup, Inc.	32,064	3,455,217
Avery Dennison Corp.	31,807	6,057,961
Ball Corp.	93,627	6,874,094
Berry Global Group, Inc. (A)	84,909	4,895,004
Crown Holdings, Inc.	45,241	4,600,105
Graphic Packaging Holding Company	128,281	2,854,252
International Paper Company	132,739	5,677,247
Packaging Corp. of America	49,218	6,920,543
Sealed Air Corp.	72,708	4,443,913
Sonoco Products Company	66,448	4,218,784
Westrock Company	124,668	5,280,936
Metals and mining – 1.7%
Alcoa Corp.	63,583	3,235,739
Cleveland-Cliffs, Inc. (A)	253,445	4,488,511
MP Materials Corp. (A)	7,616	255,669
Nucor Corp.	97,813	13,283,005
Reliance Steel & Aluminum Company	37,051	7,048,953
Royal Gold, Inc.	24,243	2,539,939
Steel Dynamics, Inc.	118,869	9,257,518
U.S. Steel Corp.	95,364	2,255,359
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	18,136	1,153,994
Real estate – 6.1%		155,327,378
Equity real estate investment trusts – 5.6%
Alexandria Real Estate Equities, Inc.	24,876	4,123,943
American Campus Communities, Inc.	41,765	2,728,090
American Homes 4 Rent, Class A	83,935	3,179,458
Americold Realty Trust, Inc.	57,726	1,890,527
Apartment Income REIT Corp.	46,041	2,087,499
Boston Properties, Inc.	19,430	1,771,239
Brixmor Property Group, Inc.	81,255	1,883,491
Camden Property Trust	27,811	3,924,132
Cousins Properties, Inc.	16,731	516,151
CubeSmart	62,609	2,871,875
Douglas Emmett, Inc.	49,955	1,180,936
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Duke Realty Corp.	97,045	$6,071,135
EastGroup Properties, Inc.	11,613	1,980,481
Equity LifeStyle Properties, Inc.	49,002	3,602,627
Essex Property Trust, Inc.	11,997	3,437,500
Extra Space Storage, Inc.	30,827	5,842,333
Federal Realty Investment Trust	23,302	2,460,924
First Industrial Realty Trust, Inc.	38,341	1,991,815
Gaming and Leisure Properties, Inc.	67,975	3,534,020
Healthcare Realty Trust, Inc.	65,457	1,718,246
Healthpeak Properties, Inc.	96,973	2,679,364
Host Hotels & Resorts, Inc.	204,608	3,644,068
Invitation Homes, Inc.	104,982	4,097,447
Iron Mountain, Inc.	86,406	4,189,827
Kilroy Realty Corp.	34,479	1,868,072
Kimco Realty Corp.	163,411	3,613,017
Lamar Advertising Company, Class A	31,323	3,165,502
Life Storage, Inc.	23,516	2,960,429
Medical Properties Trust, Inc.	173,191	2,985,813
Mid-America Apartment Communities, Inc.	22,481	4,175,396
National Retail Properties, Inc.	52,706	2,509,333
National Storage Affiliates Trust	17,364	952,242
Omega Healthcare Investors, Inc.	70,786	2,194,366
Rayonier, Inc.	16,404	619,251
Realty Income Corp.	115,598	8,553,096
Regency Centers Corp.	50,348	3,243,922
Rexford Industrial Realty, Inc.	41,704	2,727,859
Spirit Realty Capital, Inc.	14,410	638,939
STAG Industrial, Inc.	35,153	1,152,315
STORE Capital Corp.	72,731	2,110,654
Sun Communities, Inc.	21,634	3,547,111
UDR, Inc.	69,984	3,387,226
Ventas, Inc.	62,920	3,383,838
VICI Properties, Inc.	172,727	5,905,536
Vornado Realty Trust	47,050	1,429,850
Weyerhaeuser Company	160,334	5,823,331
WP Carey, Inc.	43,907	3,920,895
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	93,339	7,991,685
Jones Lang LaSalle, Inc. (A)	26,541	5,060,572
Utilities – 5.4%		137,990,799
Electric utilities – 2.4%
Alliant Energy Corp.	78,809	4,801,832
Avangrid, Inc.	15,399	750,393
Edison International	97,973	6,639,630
Entergy Corp.	69,201	7,967,111
Evergy, Inc.	114,936	7,845,531
Eversource Energy	80,760	7,124,647
FirstEnergy Corp.	156,192	6,419,491
NRG Energy, Inc.	113,737	4,293,572
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
OGE Energy Corp.	100,557	$4,130,882
PG&E Corp. (A)	161,304	1,751,761
Pinnacle West Capital Corp.	52,330	3,844,685
PPL Corp.	175,608	5,106,681
Gas utilities – 0.4%
Atmos Energy Corp.	41,161	4,996,534
National Fuel Gas Company	16,853	1,219,146
UGI Corp.	124,603	5,377,865
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	44,337	1,734,463
Clearway Energy, Inc., Class A	6,280	216,848
Clearway Energy, Inc., Class C	19,545	733,719
The AES Corp.	256,437	5,698,030
Vistra Corp.	167,866	4,339,336
Multi-utilities – 1.7%
Ameren Corp.	81,127	7,554,546
CenterPoint Energy, Inc.	277,753	8,801,993
CMS Energy Corp.	90,866	6,245,220
DTE Energy Company	56,356	7,343,187
NiSource, Inc.	177,958	5,409,923
WEC Energy Group, Inc.	68,630	7,124,480
Water utilities – 0.4%
American Water Works Company, Inc.	44,860	6,973,038
Essential Utilities, Inc.	68,276	3,546,255

SHORT-TERM INVESTMENTS – 0.5%		$12,862,262
(Cost $12,862,604)
Short-term funds – 0.5%		12,862,262
John Hancock Collateral Trust, 1.9943% (C)(D)	1,122,438	11,220,226

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	1,642,036	1,642,036
Total investments (Multifactor Mid Cap ETF) (Cost $2,241,085,056) 100.4%		$2,542,280,194
Other assets and liabilities, net (0.4%)		(10,920,930)
Total net assets 100.0%		$2,531,359,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $15,038,510. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,134,132 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$361,905,720
(Cost $341,140,402)
Communication services – 2.6%		9,270,214
Diversified telecommunication services – 0.7%
Frontier Communications Parent, Inc. (A)	44,046	1,141,232
Iridium Communications, Inc. (A)	31,214	1,395,578
Entertainment – 0.5%
Madison Square Garden Sports Corp. (A)	5,493	844,714
World Wrestling Entertainment, Inc., Class A	12,891	893,475
Interactive media and services – 0.6%
CarGurus, Inc. (A)	19,133	464,741
TripAdvisor, Inc. (A)	28,549	542,716
Ziff Davis, Inc. (A)	12,135	993,735
Media – 0.8%
Nexstar Media Group, Inc., Class A	10,210	1,923,258
TEGNA, Inc.	44,513	932,102
The New York Times Company, Class A	4,340	138,663
Consumer discretionary – 12.8%		46,485,397
Auto components – 0.8%
Adient PLC (A)	23,334	788,223
Fox Factory Holding Corp. (A)	12,382	1,172,080
The Goodyear Tire & Rubber Company (A)	63,127	775,200
Automobiles – 0.7%
Harley-Davidson, Inc.	42,352	1,601,329
Thor Industries, Inc.	12,063	1,017,273
Diversified consumer services – 0.8%
ADT, Inc.	34,766	253,792
Bright Horizons Family Solutions, Inc. (A)	3,088	289,253
H&R Block, Inc.	31,606	1,262,976
Mister Car Wash, Inc. (A)	12,322	142,935
Terminix Global Holdings, Inc. (A)	24,476	1,094,077
Hotels, restaurants and leisure – 3.1%
Hilton Grand Vacations, Inc. (A)	18,717	763,092
International Game Technology PLC	19,634	372,064
Light & Wonder, Inc. (A)	19,009	968,318
Marriott Vacations Worldwide Corp.	9,731	1,332,369
Norwegian Cruise Line Holdings, Ltd. (A)	15,534	188,738
Papa John’s International, Inc.	6,401	613,792
Penn National Gaming, Inc. (A)	8,426	291,118
Planet Fitness, Inc., Class A (A)	12,352	973,461
Red Rock Resorts, Inc., Class A	11,519	453,042
SeaWorld Entertainment, Inc. (A)	10,054	479,877
Six Flags Entertainment Corp. (A)	14,813	335,811
Texas Roadhouse, Inc.	18,504	1,613,919
The Wendy’s Company	54,470	1,145,504
Travel + Leisure Company	18,138	781,929
Wingstop, Inc.	8,267	1,043,130
Household durables – 2.2%
Cricut, Inc., Class A (A)(B)	3,422	23,064
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Helen of Troy, Ltd. (A)	5,976	$799,529
Leggett & Platt, Inc.	31,302	1,240,811
Meritage Homes Corp. (A)	6,007	530,418
Skyline Champion Corp. (A)	8,577	542,924
Sonos, Inc. (A)	26,551	587,043
Taylor Morrison Home Corp. (A)	17,386	498,978
Tempur Sealy International, Inc.	30,155	828,659
Toll Brothers, Inc.	21,407	1,052,796
TopBuild Corp. (A)	8,326	1,762,781
Internet and direct marketing retail – 0.1%
Global-e Online, Ltd. (A)(B)	10,139	230,764
Revolve Group, Inc. (A)	7,941	224,889
Leisure products – 0.9%
Brunswick Corp.	19,607	1,570,913
Polaris, Inc.	7,364	863,650
YETI Holdings, Inc. (A)	13,929	707,175
Multiline retail – 0.3%
Dillard’s, Inc., Class A	825	187,564
Kohl’s Corp.	4,260	124,136
Macy’s, Inc.	53,156	938,203
Specialty retail – 2.1%
American Eagle Outfitters, Inc.	35,222	424,073
Asbury Automotive Group, Inc. (A)	4,356	747,664
AutoNation, Inc. (A)	13,682	1,624,601
Leslie’s, Inc. (A)	29,016	439,883
Murphy USA, Inc.	6,815	1,937,913
Penske Automotive Group, Inc.	8,730	999,498
Petco Health & Wellness Company, Inc. (A)	14,226	198,026
Signet Jewelers, Ltd.	10,105	616,001
Victoria’s Secret & Company (A)	18,137	670,344
Textiles, apparel and luxury goods – 1.8%
Carter’s, Inc.	11,549	941,013
Columbia Sportswear Company	6,905	511,039
Crocs, Inc. (A)	11,556	827,872
Hanesbrands, Inc.	81,731	913,753
PVH Corp.	18,781	1,162,920
Skechers USA, Inc., Class A (A)	41,703	1,583,046
Steven Madden, Ltd.	13,254	420,152
Consumer staples – 2.6%		9,412,570
Beverages – 0.2%
Coca-Cola Consolidated, Inc.	951	487,863
National Beverage Corp.	6,264	339,384
Food and staples retailing – 0.3%
Casey’s General Stores, Inc.	6,092	1,234,544
Food products – 1.6%
Flowers Foods, Inc.	40,948	1,163,333
Freshpet, Inc. (A)	10,307	550,806
Ingredion, Inc.	13,222	1,202,938
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Lancaster Colony Corp.	5,452	$721,736
Pilgrim’s Pride Corp. (A)	9,894	310,375
Post Holdings, Inc. (A)	11,381	989,464
Seaboard Corp.	74	300,487
The Simply Good Foods Company (A)	13,844	451,591
Household products – 0.2%
Reynolds Consumer Products, Inc.	9,865	286,677
Spectrum Brands Holdings, Inc.	6,881	478,505
Personal products – 0.3%
BellRing Brands, Inc. (A)	7,194	173,663
Coty, Inc., Class A (A)	35,516	259,977
Herbalife Nutrition, Ltd. (A)	18,895	461,227
Energy – 4.3%		15,720,243
Energy equipment and services – 0.9%
Cactus, Inc., Class A	8,882	369,402
ChampionX Corp.	39,803	831,485
Helmerich & Payne, Inc.	14,445	668,804
NOV, Inc.	71,611	1,332,681
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	84,895	854,044
Antero Resources Corp. (A)	27,302	1,082,251
Civitas Resources, Inc.	7,348	433,238
Denbury, Inc. (A)	7,763	558,237
DT Midstream, Inc.	17,512	963,685
EnLink Midstream LLC (A)	37,158	364,148
HF Sinclair Corp.	29,950	1,432,209
Magnolia Oil & Gas Corp., Class A	27,286	658,411
Matador Resources Company	16,957	979,775
Murphy Oil Corp.	22,766	799,997
PDC Energy, Inc.	17,038	1,119,226
Range Resources Corp. (A)	40,415	1,336,524
SM Energy Company	17,775	733,752
Southwestern Energy Company (A)	170,308	1,202,374
Financials – 17.1%		61,727,566
Banks – 8.3%
Associated Banc-Corp	24,425	490,943
Bank OZK	32,972	1,322,177
BankUnited, Inc.	18,103	703,302
BOK Financial Corp.	8,116	714,451
Cadence Bank	34,049	888,679
Cathay General Bancorp	12,799	533,718
Community Bank System, Inc.	13,703	922,623
Eastern Bankshares, Inc.	33,270	678,708
First Financial Bankshares, Inc.	36,179	1,598,388
First Hawaiian, Inc.	26,684	680,175
First Interstate BancSystem, Inc., Class A	15,056	613,984
FNB Corp.	72,388	865,760
Glacier Bancorp, Inc.	24,066	1,205,466
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Hancock Whitney Corp.	16,984	$828,989
Home BancShares, Inc.	31,340	739,624
Independent Bank Corp.	7,998	670,232
Old National Bancorp	50,645	881,729
Pacific Premier Bancorp, Inc.	19,907	669,671
PacWest Bancorp	26,233	735,311
Pinnacle Financial Partners, Inc.	19,885	1,572,904
Popular, Inc.	21,958	1,705,478
Prosperity Bancshares, Inc.	17,815	1,319,913
ServisFirst Bancshares, Inc.	9,153	782,124
SouthState Corp.	18,926	1,604,357
Synovus Financial Corp.	37,186	1,501,571
UMB Financial Corp.	8,228	744,634
Umpqua Holdings Corp.	45,020	792,802
United Bankshares, Inc.	34,656	1,342,573
United Community Banks, Inc.	18,656	634,864
Valley National Bancorp	102,885	1,202,726
Wintrust Financial Corp.	12,025	1,034,631
Capital markets – 2.5%
Affiliated Managers Group, Inc.	10,823	1,367,811
Cohen & Steers, Inc.	6,406	472,058
Evercore, Inc., Class A	7,160	715,785
Hamilton Lane, Inc., Class A	8,062	609,245
Houlihan Lokey, Inc.	14,024	1,185,869
Interactive Brokers Group, Inc., Class A	21,799	1,279,383
Janus Henderson Group PLC	44,865	1,156,171
Lazard, Ltd., Class A	28,688	1,080,677
Moelis & Company, Class A	12,557	584,905
Virtu Financial, Inc., Class A	21,208	494,783
Consumer finance – 0.8%
FirstCash Holdings, Inc.	8,536	625,347
OneMain Holdings, Inc.	24,229	901,319
SLM Corp.	85,413	1,332,443
Insurance – 3.6%
American Equity Investment Life Holding Company	12,704	477,162
Assured Guaranty, Ltd.	12,477	728,532
Axis Capital Holdings, Ltd.	22,300	1,125,927
Brighthouse Financial, Inc. (A)	17,088	741,961
Enstar Group, Ltd. (A)	2,929	579,708
First American Financial Corp.	12,372	717,576
Kinsale Capital Group, Inc.	5,908	1,436,885
Primerica, Inc.	10,627	1,367,589
RenaissanceRe Holdings, Ltd.	7,519	972,282
RLI Corp.	10,540	1,159,189
Selective Insurance Group, Inc.	14,868	1,157,622
The Hanover Insurance Group, Inc.	8,886	1,212,672
Unum Group	46,068	1,482,929
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Mortgage real estate investment trusts – 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,450	$738,041
Thrifts and mortgage finance – 1.7%
Essent Group, Ltd.	29,252	1,221,564
MGIC Investment Corp.	89,614	1,267,142
Mr. Cooper Group, Inc. (A)	9,309	419,370
New York Community Bancorp, Inc.	120,823	1,283,140
Radian Group, Inc.	47,449	1,061,434
TFS Financial Corp.	14,528	212,835
Walker & Dunlop, Inc.	5,111	575,703
Health care – 10.4%		37,755,373
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc. (A)	20,509	301,277
Alkermes PLC (A)	32,799	839,654
Beam Therapeutics, Inc. (A)	11,897	749,273
Blueprint Medicines Corp. (A)	15,722	802,765
Denali Therapeutics, Inc. (A)	17,219	585,790
Exelixis, Inc. (A)	57,282	1,198,339
Halozyme Therapeutics, Inc. (A)	36,467	1,783,236
Ionis Pharmaceuticals, Inc. (A)	3,849	144,568
Natera, Inc. (A)	17,174	807,178
Sarepta Therapeutics, Inc. (A)	13,367	1,242,463
Ultragenyx Pharmaceutical, Inc. (A)	13,049	695,251
Health care equipment and supplies – 2.8%
CONMED Corp.	5,897	575,724
Enovis Corp. (A)	9,629	575,044
ICU Medical, Inc. (A)	5,505	975,321
Inari Medical, Inc. (A)	5,732	444,689
Integra LifeSciences Holdings Corp. (A)	19,152	1,054,126
Lantheus Holdings, Inc. (A)	1,908	146,382
LivaNova PLC (A)	10,668	679,232
Merit Medical Systems, Inc. (A)	10,546	606,184
Neogen Corp. (A)(B)	28,892	668,272
Omnicell, Inc. (A)	8,260	909,591
Penumbra, Inc. (A)	985	137,289
QuidelOrtho Corp. (A)	8,565	873,973
Shockwave Medical, Inc. (A)	5,622	1,185,848
STAAR Surgical Company (A)	9,519	768,183
Tandem Diabetes Care, Inc. (A)	10,304	682,228
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	15,940	1,321,585
AMN Healthcare Services, Inc. (A)	9,275	1,042,881
Chemed Corp.	448	215,528
Encompass Health Corp.	15,772	798,379
Enhabit, Inc. (A)	7,752	135,738
HealthEquity, Inc. (A)	20,022	1,164,680
LHC Group, Inc. (A)	5,689	927,648
LifeStance Health Group, Inc. (A)	11,813	70,405
Option Care Health, Inc. (A)	26,256	882,202
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Premier, Inc., Class A	32,416	$1,246,719
Progyny, Inc. (A)	11,682	356,651
R1 RCM, Inc. (A)	17,407	435,175
Surgery Partners, Inc. (A)	6,972	274,557
Tenet Healthcare Corp. (A)	8,336	551,176
The Ensign Group, Inc.	14,571	1,161,163
Health care technology – 0.9%
Certara, Inc. (A)	24,839	571,049
Change Healthcare, Inc. (A)	63,771	1,547,722
Definitive Healthcare Corp. (A)	4,836	125,639
Inspire Medical Systems, Inc. (A)	5,467	1,142,548
Life sciences tools and services – 0.9%
Azenta, Inc.	19,691	1,344,108
Medpace Holdings, Inc. (A)	7,516	1,274,187
Sotera Health Company (A)	20,753	398,458
Stevanato Group SpA	4,906	83,942
Pharmaceuticals – 0.4%
Intra-Cellular Therapies, Inc. (A)	4,384	237,262
Perrigo Company PLC	24,220	1,014,091
Industrials – 19.4%		70,318,553
Aerospace and defense – 1.4%
BWX Technologies, Inc.	18,189	1,030,953
Curtiss-Wright Corp.	9,861	1,414,462
Hexcel Corp.	17,607	1,065,400
Parsons Corp. (A)	6,296	272,176
Spirit AeroSystems Holdings, Inc., Class A	24,222	794,966
Woodward, Inc.	3,617	378,700
Air freight and logistics – 0.1%
GXO Logistics, Inc. (A)	5,048	242,304
Airlines – 0.2%
Alaska Air Group, Inc. (A)	6,700	297,011
Copa Holdings SA, Class A (A)	5,950	399,959
JetBlue Airways Corp. (A)	26,575	223,762
Building products – 1.7%
Armstrong World Industries, Inc.	12,954	1,157,440
Hayward Holdings, Inc. (A)	16,852	196,663
Resideo Technologies, Inc. (A)	29,703	668,615
Simpson Manufacturing Company, Inc.	11,464	1,184,002
The AZEK Company, Inc. (A)	23,874	493,714
UFP Industries, Inc.	16,265	1,499,796
Zurn Elkay Water Solutions Corp.	27,926	808,458
Commercial services and supplies – 1.5%
Casella Waste Systems, Inc., Class A (A)	8,694	703,779
Clean Harbors, Inc. (A)	12,766	1,245,834
Driven Brands Holdings, Inc. (A)	10,617	322,544
IAA, Inc. (A)	26,801	1,011,202
MSA Safety, Inc.	9,524	1,222,310
Stericycle, Inc. (A)	17,954	841,504
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 1.6%
API Group Corp. (A)	36,835	$652,348
EMCOR Group, Inc.	13,508	1,571,926
MasTec, Inc. (A)	14,891	1,175,347
MDU Resources Group, Inc.	49,358	1,410,158
Valmont Industries, Inc.	4,134	1,122,298
Electrical equipment – 1.4%
Acuity Brands, Inc.	9,071	1,654,550
Atkore, Inc. (A)	8,525	846,277
Bloom Energy Corp., Class A (A)	29,878	604,432
nVent Electric PLC	44,158	1,559,219
Sunrun, Inc. (A)	8,874	290,091
Machinery – 4.2%
Allison Transmission Holdings, Inc.	28,438	1,190,699
Chart Industries, Inc. (A)	7,150	1,394,894
Crane Holdings Company	12,910	1,277,186
Donaldson Company, Inc.	21,788	1,185,485
Esab Corp.	9,629	396,907
Evoqua Water Technologies Corp. (A)	22,578	860,448
Flowserve Corp.	34,521	1,168,191
Franklin Electric Company, Inc.	7,760	704,763
Gates Industrial Corp. PLC (A)	18,598	228,755
Hillenbrand, Inc.	10,952	505,982
ITT, Inc.	6,040	453,181
John Bean Technologies Corp.	8,585	964,181
Oshkosh Corp.	16,107	1,386,813
RBC Bearings, Inc. (A)	6,458	1,524,088
The Timken Company	17,592	1,150,165
Watts Water Technologies, Inc., Class A	7,196	993,983
Marine – 0.1%
Kirby Corp. (A)	2,277	144,453
Matson, Inc.	1,715	157,214
Professional services – 3.6%
Alight, Inc., Class A (A)	48,276	364,001
ASGN, Inc. (A)	13,479	1,398,581
CACI International, Inc., Class A (A)	4,042	1,221,856
Exponent, Inc.	12,987	1,305,064
FTI Consulting, Inc. (A)	8,813	1,441,454
KBR, Inc.	32,313	1,720,021
Korn Ferry	10,712	701,743
ManpowerGroup, Inc.	14,995	1,175,758
Nielsen Holdings PLC	60,948	1,459,705
Science Applications International Corp.	14,302	1,385,435
TriNet Group, Inc. (A)	11,058	912,285
Road and rail – 1.3%
Landstar System, Inc.	9,381	1,468,877
Ryder System, Inc.	10,142	794,321
Saia, Inc. (A)	7,139	1,698,011
Schneider National, Inc., Class B	14,531	368,070
XPO Logistics, Inc. (A)	6,394	381,978
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 2.3%
Air Lease Corp.	30,304	$1,124,581
Applied Industrial Technologies, Inc.	6,386	642,368
Beacon Roofing Supply, Inc. (A)	10,756	645,575
Core & Main, Inc., Class A (A)	8,096	195,437
GATX Corp.	5,469	548,267
Herc Holdings, Inc.	5,021	622,704
MSC Industrial Direct Company, Inc., Class A	10,127	837,098
SiteOne Landscape Supply, Inc. (A)	2,802	390,403
Triton International, Ltd.	12,966	830,861
Univar Solutions, Inc. (A)	47,495	1,284,265
WESCO International, Inc. (A)	10,562	1,350,246
Information technology – 12.5%		45,112,126
Communications equipment – 0.8%
Calix, Inc. (A)	10,616	605,537
Lumentum Holdings, Inc. (A)	12,610	1,140,701
Viavi Solutions, Inc. (A)	64,837	959,588
Electronic equipment, instruments and components – 2.6%
Avnet, Inc.	19,948	954,911
Fabrinet (A)	7,310	702,199
II-VI, Inc. (A)	19,715	1,037,798
Insight Enterprises, Inc. (A)	5,601	523,189
Littelfuse, Inc.	6,435	1,794,528
National Instruments Corp.	33,618	1,277,484
Novanta, Inc. (A)	9,396	1,448,863
Rogers Corp. (A)	3,540	953,145
Vontier Corp.	32,580	840,564
IT services – 1.9%
DigitalOcean Holdings, Inc. (A)	11,012	451,272
Euronet Worldwide, Inc. (A)	11,593	1,139,244
ExlService Holdings, Inc. (A)	6,006	1,011,230
Kyndryl Holdings, Inc. (A)	38,825	406,498
Marqeta, Inc., Class A (A)	46,904	449,809
Maximus, Inc.	16,203	1,083,171
Perficient, Inc. (A)	6,509	686,830
Sabre Corp. (A)	75,921	466,914
Squarespace, Inc., Class A (A)	9,467	201,363
Switch, Inc., Class A	22,909	774,553
TTEC Holdings, Inc.	3,768	275,705
Semiconductors and semiconductor equipment – 2.8%
Allegro MicroSystems, Inc. (A)	13,161	326,788
Amkor Technology, Inc.	26,123	526,901
Cirrus Logic, Inc. (A)	16,198	1,384,281
Diodes, Inc. (A)	9,143	743,966
Entegris, Inc.	3,613	397,069
MACOM Technology Solutions Holdings, Inc. (A)	10,011	580,037
MaxLinear, Inc. (A)	14,510	586,349
MKS Instruments, Inc.	2,897	342,425
Onto Innovation, Inc. (A)	10,138	843,989
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Power Integrations, Inc.	15,465	$1,314,680
Semtech Corp. (A)	17,433	1,086,599
Silicon Laboratories, Inc. (A)	11,120	1,639,978
Synaptics, Inc. (A)	1,413	204,814
Universal Display Corp.	1,115	128,738
Software – 3.9%
ACI Worldwide, Inc. (A)	31,594	901,377
Altair Engineering, Inc., Class A (A)	11,938	703,268
Appfolio, Inc., Class A (A)	3,190	324,774
Box, Inc., Class A (A)	25,934	737,563
DoubleVerify Holdings, Inc. (A)	10,254	235,124
Envestnet, Inc. (A)	13,204	769,397
Freshworks, Inc., Class A (A)	12,550	164,531
Jamf Holding Corp. (A)	12,479	304,987
Mandiant, Inc. (A)	63,539	1,447,418
Monday.com, Ltd. (A)	2,226	228,677
NCR Corp. (A)	29,108	944,555
Nutanix, Inc., Class A (A)	42,568	644,054
Paycor HCM, Inc. (A)	7,724	206,154
Q2 Holdings, Inc. (A)	13,732	602,835
Qualys, Inc. (A)	8,921	1,091,217
Rapid7, Inc. (A)	10,538	674,116
Smartsheet, Inc., Class A (A)	21,494	646,110
SPS Commerce, Inc. (A)	7,274	871,134
Tenable Holdings, Inc. (A)	15,664	605,414
Teradata Corp. (A)	21,940	840,083
Varonis Systems, Inc. (A)	26,186	665,910
Workiva, Inc. (A)	8,633	565,462
Technology hardware, storage and peripherals – 0.5%
Pure Storage, Inc., Class A (A)	58,069	1,646,256
Materials – 5.5%		20,028,650
Chemicals – 3.0%
Ashland Global Holdings, Inc.	15,714	1,578,786
Avient Corp.	18,785	810,573
Axalta Coating Systems, Ltd. (A)	48,362	1,219,690
Balchem Corp.	8,018	1,088,524
Cabot Corp.	9,506	705,916
Element Solutions, Inc.	47,064	929,985
HB Fuller Company	9,149	587,366
Livent Corp. (A)	35,270	877,870
The Chemours Company	46,000	1,637,140
Valvoline, Inc.	50,182	1,616,864
Construction materials – 0.6%
Eagle Materials, Inc.	10,736	1,357,567
Summit Materials, Inc., Class A (A)	24,339	669,566
Containers and packaging – 1.0%
Ardagh Metal Packaging SA	19,046	128,751
Graphic Packaging Holding Company	68,696	1,528,486
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Silgan Holdings, Inc.	20,325	$904,463
Sonoco Products Company	19,625	1,245,991
Metals and mining – 0.5%
Commercial Metals Company	22,193	879,287
U.S. Steel Corp.	32,559	770,020
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	23,445	1,491,805
Real estate – 8.4%		30,572,668
Equity real estate investment trusts – 7.8%
Agree Realty Corp.	14,179	1,128,507
American Campus Communities, Inc.	33,243	2,171,428
Apple Hospitality REIT, Inc.	36,029	600,964
Brixmor Property Group, Inc.	72,554	1,681,802
Broadstone Net Lease, Inc.	29,601	671,055
Cousins Properties, Inc.	37,623	1,160,670
Douglas Emmett, Inc.	43,348	1,024,747
EPR Properties	13,586	731,063
First Industrial Realty Trust, Inc.	27,292	1,417,819
Healthcare Realty Trust, Inc.	71,723	1,882,729
Highwoods Properties, Inc.	25,668	913,011
Hudson Pacific Properties, Inc.	38,680	581,747
Independence Realty Trust, Inc.	35,045	777,999
Kite Realty Group Trust	35,302	702,157
LXP Industrial Trust	50,688	556,047
National Storage Affiliates Trust	14,010	768,308
Omega Healthcare Investors, Inc.	39,447	1,222,857
Outfront Media, Inc.	27,222	502,518
Park Hotels & Resorts, Inc.	46,210	720,414
Phillips Edison & Company, Inc.	17,919	609,963
Physicians Realty Trust	49,416	878,122
PotlatchDeltic Corp.	10,966	537,663
Rayonier, Inc.	34,091	1,286,935
Ryman Hospitality Properties, Inc. (A)	10,317	913,467
Safehold, Inc.	3,523	150,221
SL Green Realty Corp.	18,035	895,438
Spirit Realty Capital, Inc.	26,786	1,187,691
STAG Industrial, Inc.	37,322	1,223,415
Terreno Realty Corp.	17,224	1,079,084
Vornado Realty Trust	9,525	289,465
Real estate management and development – 0.6%
Cushman & Wakefield PLC (A)	32,439	544,975
DigitalBridge Group, Inc. (A)	92,459	506,675
eXp World Holdings, Inc.	13,898	206,524
Newmark Group, Inc., Class A	33,990	387,486
The Howard Hughes Corp. (A)	9,306	659,702
Utilities – 4.3%		15,502,360
Electric utilities – 1.6%
Hawaiian Electric Industries, Inc.	26,457	1,119,131
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
IDACORP, Inc.	12,498	$1,396,277
OGE Energy Corp.	25,582	1,050,909
PNM Resources, Inc.	21,051	1,016,132
Portland General Electric Company	21,341	1,095,647
Gas utilities – 1.6%
National Fuel Gas Company	21,224	1,535,344
New Jersey Resources Corp.	23,535	1,087,082
ONE Gas, Inc.	11,908	1,011,466
South Jersey Industries, Inc.	19,222	658,930
Southwest Gas Holdings, Inc.	11,513	1,001,170
Spire, Inc.	8,026	603,876
Independent power and renewable electricity producers – 0.8%
Atlantica Sustainable Infrastructure PLC	16,608	592,241
Clearway Energy, Inc., Class A	9,827	339,326
Clearway Energy, Inc., Class C	21,841	819,911
Ormat Technologies, Inc.	11,766	1,018,230
Multi-utilities – 0.3%
Black Hills Corp.	14,983	1,156,688

SHORT-TERM INVESTMENTS – 0.2%		$625,365
(Cost $625,401)
Short-term funds – 0.2%		625,365
John Hancock Collateral Trust, 1.9943% (C)(D)	62,523	624,996

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	369	369
Total investments (Multifactor Small Cap ETF) (Cost $341,765,803) 100.1%		$362,531,085
Other assets and liabilities, net (0.1%)		(353,780)
Total net assets 100.0%		$362,177,305

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $829,662. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $225,287 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$50,816,799
(Cost $47,473,568)
Communication services – 0.3%		146,862
Interactive media and services – 0.3%
ZoomInfo Technologies, Inc. (A)	3,876	146,862
Consumer discretionary – 0.0%		26,470
Internet and direct marketing retail – 0.0%
Global-e Online, Ltd. (A)(B)	1,163	26,470
Health care – 0.2%		87,373
Life sciences tools and services – 0.2%
Azenta, Inc.	1,280	87,373
Industrials – 1.3%		682,978
Electrical equipment – 0.7%
Plug Power, Inc. (A)(B)	9,918	211,650
Sensata Technologies Holding PLC	3,353	149,108
Professional services – 0.6%
Alight, Inc., Class A (A)	4,279	32,264
Booz Allen Hamilton Holding Corp.	3,021	289,956
Information technology – 98.1%		49,873,116
Communications equipment – 5.8%
Arista Networks, Inc. (A)	3,913	456,373
Ciena Corp. (A)	3,091	159,496
Cisco Systems, Inc.	27,250	1,236,333
F5, Inc. (A)	1,147	191,962
Juniper Networks, Inc.	6,150	172,385
Lumentum Holdings, Inc. (A)	1,311	118,593
Motorola Solutions, Inc.	2,368	564,981
Ubiquiti, Inc. (B)	123	37,100
Electronic equipment, instruments and components – 7.6%
Amphenol Corp., Class A	7,038	542,841
Cognex Corp.	2,660	135,607
Corning, Inc.	13,838	508,685
Flex, Ltd. (A)	10,631	178,601
II-VI, Inc. (A)	2,411	126,915
IPG Photonics Corp. (A)	594	63,309
Jabil, Inc.	4,660	276,524
Keysight Technologies, Inc. (A)	3,971	645,685
Littelfuse, Inc.	554	154,494
National Instruments Corp.	2,509	95,342
TE Connectivity, Ltd.	3,258	435,692
Trimble, Inc. (A)	4,943	343,192
Zebra Technologies Corp., Class A (A)	1,075	384,517
IT services – 8.3%
Akamai Technologies, Inc. (A)	3,305	318,007
Amdocs, Ltd.	2,414	210,163
Cloudflare, Inc., Class A (A)	2,397	120,617
Cognizant Technology Solutions Corp., Class A	5,263	357,673
Concentrix Corp.	904	120,919
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
DigitalOcean Holdings, Inc. (A)	900	$36,882
DXC Technology Company (A)	4,418	139,609
EPAM Systems, Inc. (A)	824	287,782
GoDaddy, Inc., Class A (A)	2,876	213,342
IBM Corp.	8,403	1,099,028
MongoDB, Inc. (A)	607	189,669
Okta, Inc. (A)	1,180	116,171
Snowflake, Inc., Class A (A)	1,788	268,039
SS&C Technologies Holdings, Inc.	4,721	279,342
Switch, Inc., Class A	1,899	64,205
Twilio, Inc., Class A (A)	1,250	106,000
VeriSign, Inc. (A)	1,537	290,739
Semiconductors and semiconductor equipment – 34.2%
Advanced Micro Devices, Inc. (A)	8,062	761,617
Allegro MicroSystems, Inc. (A)	1,034	25,674
Amkor Technology, Inc.	2,541	51,252
Analog Devices, Inc.	3,417	587,587
Applied Materials, Inc.	7,251	768,461
Broadcom, Inc.	3,262	1,746,736
Enphase Energy, Inc. (A)	1,323	375,970
Entegris, Inc.	2,980	327,502
First Solar, Inc. (A)	1,641	162,738
Intel Corp.	28,924	1,050,230
KLA Corp.	1,874	718,754
Lam Research Corp.	1,735	868,385
Lattice Semiconductor Corp. (A)	1,861	114,452
Marvell Technology, Inc.	8,016	446,331
Microchip Technology, Inc.	11,406	785,417
Micron Technology, Inc.	8,382	518,511
MKS Instruments, Inc.	1,107	130,847
Monolithic Power Systems, Inc.	676	314,151
NVIDIA Corp.	11,459	2,081,290
NXP Semiconductors NV	2,713	498,866
ON Semiconductor Corp. (A)	8,980	599,684
Power Integrations, Inc.	1,002	85,180
Qorvo, Inc. (A)	2,347	244,252
Qualcomm, Inc.	8,186	1,187,461
Silicon Laboratories, Inc. (A)	758	111,790
Skyworks Solutions, Inc.	3,619	394,037
SolarEdge Technologies, Inc. (A)	797	287,024
Synaptics, Inc. (A)	676	97,986
Teradyne, Inc.	3,891	392,563
Texas Instruments, Inc.	7,670	1,372,086
Universal Display Corp.	688	79,436
Wolfspeed, Inc. (A)	2,165	180,345
Software – 30.9%
Adobe, Inc. (A)	2,614	1,072,054
Altair Engineering, Inc., Class A (A)	804	47,364
ANSYS, Inc. (A)	1,512	421,833
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
AppLovin Corp., Class A (A)(B)	2,425	$86,185
Asana, Inc., Class A (A)	621	11,998
Aspen Technology, Inc. (A)	612	124,903
Atlassian Corp. PLC, Class A (A)	1,072	224,391
Autodesk, Inc. (A)	1,733	374,883
Avalara, Inc. (A)	1,231	107,614
Bentley Systems, Inc., Class B	1,926	76,270
Bill.com Holdings, Inc. (A)	1,654	223,422
Cadence Design Systems, Inc. (A)	2,624	488,274
Ceridian HCM Holding, Inc. (A)	2,278	124,766
Citrix Systems, Inc.	2,022	205,051
Confluent, Inc., Class A (A)	1,452	36,953
Coupa Software, Inc. (A)	684	44,747
Crowdstrike Holdings, Inc., Class A (A)	1,134	208,202
Datadog, Inc., Class A (A)	1,556	158,728
DocuSign, Inc. (A)	1,081	69,162
Dolby Laboratories, Inc., Class A	1,133	87,694
Dropbox, Inc., Class A (A)	4,547	103,399
Dynatrace, Inc. (A)	2,870	107,998
Elastic NV (A)	759	60,637
Fair Isaac Corp. (A)	472	218,078
Five9, Inc. (A)	642	69,413
Fortinet, Inc. (A)	6,181	368,697
Freshworks, Inc., Class A (A)	1,154	15,129
Guidewire Software, Inc. (A)	1,487	115,570
HubSpot, Inc. (A)	527	162,316
Intuit, Inc.	1,557	710,257
Manhattan Associates, Inc. (A)	1,161	163,318
Microsoft Corp.	11,626	3,263,883
MicroStrategy, Inc., Class A (A)(B)	87	24,887
Monday.com, Ltd. (A)	165	16,950
NCino, Inc. (A)(B)	507	16,371
NCR Corp. (A)	2,619	84,987
NortonLifeLock, Inc.	9,667	237,132
Nutanix, Inc., Class A (A)	2,045	30,941
Oracle Corp.	7,716	600,613
Palantir Technologies, Inc., Class A (A)	7,575	78,401
Palo Alto Networks, Inc. (A)	566	282,491
Paycom Software, Inc. (A)	824	272,324
Paylocity Holding Corp. (A)	573	117,998
Pegasystems, Inc.	570	22,886
Procore Technologies, Inc. (A)	1,000	51,700
PTC, Inc. (A)	1,783	219,987
Qualtrics International, Inc., Class A (A)	834	10,634
Rapid7, Inc. (A)	529	33,840
RingCentral, Inc., Class A (A)	763	37,761
Roper Technologies, Inc.	856	373,790
salesforce.com, Inc. (A)	5,623	1,034,744
SentinelOne, Inc., Class A (A)	2,942	73,109
ServiceNow, Inc. (A)	776	346,608
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Smartsheet, Inc., Class A (A)	1,790	$53,807
Splunk, Inc. (A)	1,310	136,122
Synopsys, Inc. (A)	1,453	533,978
Tenable Holdings, Inc. (A)	1,009	38,998
Teradata Corp. (A)	2,533	96,989
The Trade Desk, Inc., Class A (A)	5,093	229,185
Tyler Technologies, Inc. (A)	714	284,886
UiPath, Inc., Class A (A)	3,818	69,984
VMware, Inc., Class A	1,833	212,995
Workday, Inc., Class A (A)	1,471	228,152
Workiva, Inc. (A)	402	26,331
Zendesk, Inc. (A)	1,340	101,063
Zoom Video Communications, Inc., Class A (A)	748	77,687
Zscaler, Inc. (A)	792	122,808
Technology hardware, storage and peripherals – 11.3%
Apple, Inc.	21,037	3,418,723
Dell Technologies, Inc., Class C	7,537	339,617
Hewlett Packard Enterprise Company	24,612	350,475
HP, Inc.	16,048	535,843
NetApp, Inc.	4,825	344,167
Pure Storage, Inc., Class A (A)	4,230	119,921
Seagate Technology Holdings PLC	4,125	329,918
Western Digital Corp. (A)	5,839	286,695

SHORT-TERM INVESTMENTS – 0.6%		$300,356
(Cost $300,365)
Short-term funds – 0.6%		300,356
John Hancock Collateral Trust, 1.9943% (C)(D)	22,059	220,507

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (C)	79,849	79,849
Total investments (Multifactor Technology ETF) (Cost $47,773,933) 100.5%		$51,117,155
Other assets and liabilities, net (0.5%)		(276,493)
Total net assets 100.0%		$50,840,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $362,052. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $156,670 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
54	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR UTILITIES ETF

As of 7-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$21,552,522
(Cost $19,637,771)
Utilities – 99.9%		21,552,522
Electric utilities – 55.4%
Alliant Energy Corp.	7,652	466,236
American Electric Power Company, Inc.	7,534	742,551
Avangrid, Inc.	1,594	77,676
Duke Energy Corp.	10,217	1,123,155
Edison International	12,689	859,934
Entergy Corp.	7,495	862,899
Evergy, Inc.	8,510	580,893
Eversource Energy	8,631	761,427
Exelon Corp.	27,932	1,298,558
FirstEnergy Corp.	15,996	657,436
IDACORP, Inc.	1,624	181,433
NextEra Energy, Inc.	8,501	718,249
NRG Energy, Inc.	7,983	301,358
OGE Energy Corp.	6,795	279,139
Pinnacle West Capital Corp.	4,213	309,529
PPL Corp.	20,407	593,436
The Southern Company	12,284	944,517
Xcel Energy, Inc.	16,396	1,199,859
Gas utilities – 4.5%
Atmos Energy Corp.	3,453	419,160
National Fuel Gas Company	3,262	235,973
UGI Corp.	7,319	315,888
Independent power and renewable electricity producers – 3.7%
Brookfield Renewable Corp., Class A	3,182	124,480
Clearway Energy, Inc., Class A	781	26,968
Clearway Energy, Inc., Class C	1,737	65,207
The AES Corp.	14,840	329,745
Vistra Corp.	9,927	256,613
Multi-utilities – 32.5%
Ameren Corp.	7,226	672,885
CenterPoint Energy, Inc.	24,299	770,035
CMS Energy Corp.	7,761	533,414
Consolidated Edison, Inc.	11,871	1,178,434
Dominion Energy, Inc.	8,582	703,552
DTE Energy Company	4,843	631,043
NiSource, Inc.	13,578	412,771
Public Service Enterprise Group, Inc.	10,992	721,845
Sempra Energy	3,334	552,777
WEC Energy Group, Inc.	8,049	835,567
Water utilities – 3.8%
American Water Works Company, Inc.	3,540	550,258
Essential Utilities, Inc.	4,960	257,622
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$49,037
(Cost $49,037)
Short-term funds – 0.2%		49,037
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8782% (A)	49,037	$49,037
Total investments (Multifactor Utilities ETF) (Cost $19,686,808) 100.1%		$21,601,559
Other assets and liabilities, net (0.1%)		(28,454)
Total net assets 100.0%		$21,573,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 7-31-22.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$13,825,913	$13,825,913	—	—
Short-term investments	171,736	171,736	—	—
Total investments in securities	$13,997,649	$13,997,649	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$40,996,516	$40,996,516	—	—
Short-term investments	71,201	71,201	—	—
Total investments in securities	$41,067,717	$41,067,717	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$30,804,633	$30,804,633	—	—
Austria	912,281	912,281	—	—
Belgium	3,973,453	3,973,453	—	—
Chile	387,633	387,633	—	—
Denmark	12,204,421	12,204,421	—	—
Finland	6,488,564	6,488,564	—	—
56	|

	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
France	$50,992,529	$50,992,529	—	—
Germany	34,468,615	34,468,615	—	—
Hong Kong	12,608,240	12,608,240	—	—
Ireland	4,409,616	4,409,616	—	—
Israel	2,031,629	2,031,629	—	—
Italy	9,729,151	9,729,151	—	—
Japan	102,809,323	102,809,323	—	—
Luxembourg	2,082,181	2,082,181	—	—
Macau	129,388	129,388	—	—
Malaysia	68,157	68,157	—	—
Mexico	91,349	91,349	—	—
Netherlands	19,836,357	19,836,357	—	—
New Zealand	709,105	709,105	—	—
Norway	3,407,384	3,292,920	$114,464	—
Portugal	805,802	805,802	—	—
Singapore	7,217,493	7,217,493	—	—
Spain	12,577,002	12,577,002	—	—
Sweden	14,040,230	14,040,230	—	—
Switzerland	46,650,026	46,650,026	—	—
United Arab Emirates	3	—	3	—
United Kingdom	67,975,393	67,975,393	—	—
United States	31,127	31,127	—	—
Preferred securities	2,978,692	2,978,692	—	—
Short-term investments	13,034	13,034	—	—
Total investments in securities	$450,432,811	$450,318,344	$114,467	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$27,653,225	$27,653,225	—	—
Chile	2,514,668	2,514,668	—	—
China	157,575,292	157,575,292	—	—
Hong Kong	12,055,548	12,055,548	—	—
India	130,089,870	130,089,870	—	—
Indonesia	15,079,397	15,079,397	—	—
Malaysia	12,876,177	12,876,177	—	—
Mexico	17,586,044	17,586,044	—	—
Philippines	6,795,895	6,795,895	—	—
Poland	5,280,472	5,280,472	—	—
Romania	242,879	242,879	—	—
Russia	890,169	—	—	$890,169
Saudi Arabia	23,734,028	23,734,028	—	—
South Africa	28,988,611	28,988,611	—	—
South Korea	78,861,993	78,861,993	—	—
Taiwan	99,012,488	99,012,488	—	—
Thailand	14,319,362	14,319,362	—	—
Turkey	1,941,002	1,941,002	—	—
United Kingdom	56,460	56,460	—	—
United States	1,002,233	1,002,233	—	—
Preferred securities	11,919,846	11,919,846	—	—
Short-term investments	3,521,460	3,521,460	—	—
Total investments in securities	$651,997,119	$651,106,950	—	$890,169

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	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$29,303,232	$29,303,232	—	—
Short-term investments	69,830	69,830	—	—
Total investments in securities	$29,373,062	$29,373,062	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$22,321,806	$22,321,806	—	—
Short-term investments	109,634	109,634	—	—
Total investments in securities	$22,431,440	$22,431,440	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$41,827,743	$41,827,743	—	—
Short-term investments	79,410	79,410	—	—
Total investments in securities	$41,907,153	$41,907,153	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$13,193,266	$13,193,266	—	—
Short-term investments	50,577	50,577	—	—
Total investments in securities	$13,243,843	$13,243,843	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$768,848,776	$768,848,776	—	—
Short-term investments	836,631	836,631	—	—
Total investments in securities	$769,685,407	$769,685,407	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$16,361,577	$16,361,577	—	—
Short-term investments	48,752	48,752	—	—
Total investments in securities	$16,410,329	$16,410,329	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$14,541,594	$14,541,594	—	—
Short-term investments	151,681	151,681	—	—
Total investments in securities	$14,693,275	$14,693,275	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$2,529,417,932	$2,529,417,932	—	—
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	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Mid Cap ETF (continued)
Short-term investments	$12,862,262	$12,862,262	—	—
Total investments in securities	$2,542,280,194	$2,542,280,194	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$361,905,720	$361,905,720	—	—
Short-term investments	625,365	625,365	—	—
Total investments in securities	$362,531,085	$362,531,085	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$50,816,799	$50,816,799	—	—
Short-term investments	300,356	300,356	—	—
Total investments in securities	$51,117,155	$51,117,155	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$21,552,522	$21,552,522	—	—
Short-term investments	49,037	49,037	—	—
Total investments in securities	$21,601,559	$21,601,559	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	11,632	$13,009	$607,262	$(503,974)	$(15)	$(4)	$2,670	—	$116,278
Multifactor Developed International ETF
John Hancock Collateral Trust	—	$10,869,912	$17,184,206	$(28,052,591)	$(2,093)	$566	$40,031	—	—
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	—	$2,767,388	$2,244,587	$(5,011,708)	$(393)	$126	$5,694	—	—
Multifactor Energy ETF
John Hancock Collateral Trust	—	—	$147,150	$(147,136)	$(14)	—	$52	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	5,145	$80,018	$253,115	$(281,698)	$(7)	$6	$446	—	$51,434
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Healthcare ETF
John Hancock Collateral Trust	3,025	—	$287,935	$(257,688)	$(2)	$(2)	$41	—	$30,243
Multifactor Large Cap ETF
John Hancock Collateral Trust	37,456	$468,378	$1,464,294	$(1,558,213)	$(51)	$10	$3,772	—	$374,418
Multifactor Materials ETF
John Hancock Collateral Trust	—	—	$4,144	$(4,144)	—	—	$5	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust	2,496	—	$235,520	$(210,569)	$4	$(1)	$1,019	—	$24,954
Multifactor Mid Cap ETF
John Hancock Collateral Trust	1,122,438	$7,902,546	$28,615,229	$(25,296,185)	$(1,488)	$124	$124,555	—	$11,220,226
Multifactor Small Cap ETF
John Hancock Collateral Trust	62,523	$761,349	$5,350,820	$(5,487,071)	$(116)	$14	$1,793	—	$624,996
Multifactor Technology ETF
John Hancock Collateral Trust	22,059	$218,292	$776,809	$(774,579)	$(17)	$2	$417	—	$220,507
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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